UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09229 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 02/28/2011

Item 1 – Report to Stockholders

February 28, 2011

Semi-Annual Report (Unaudited)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Diversified Income Strategies Fund, Inc. (DVF)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Senior Floating Rate Fund, Inc.

BlackRock Senior Floating Rate Fund II, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a con-
sumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge, overall investor sentiment considerably improved. Near the end of the period, geopolitical tensions across the Middle East North Africa (“MENA”) region along with rising oil prices introduced new cause for concern about the future of the global economy. As of this writing, economic news remains fairly positive although we face additional uncertainties related to the aftermath of the devastating earthquake in Japan, with particular focus on the damage to nuclear power plants.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have delivered a mixed bag month after month, but became increasingly encouraging toward the end of the period when the unemployment rate fell to its lowest level since April 2009.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, stocks lost their momentum on the back of geopolitical events in the MENA region and a sharp rise in oil prices. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011;
however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Nevertheless, the yield curve remained steep and higher-risk sectors outperformed the fixed income market.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate as the period came to a close and municipals finally posted gains in February, following a five-month run of negative performance.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total returns as of February 28, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	27.73%	22.57%
US small cap equities (Russell 2000 Index)	37.55	32.60
International equities (MSCI Europe, Australasia, Far East Index)	23.77	20.00
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.07	0.14
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(6.04)	4.76
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.83)	4.93
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.51)	1.72
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	10.05	17.34
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder
Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2011 BlackRock Defined Opportunity Credit Trust

Investment Objective

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is high current income, with a secondary objective of long-
term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively "credit securities"). The Fund invests, under normal market conditions, at least 80% of its assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade quality; and (iv) investment grade corporate bonds.
The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, the Fund returned 17.57%
based on market price and 8.77% based on net asset value (“NAV”). For the same period, the Lipper Loan Participation Funds category posted an average return of 14.91% based on market price and 9.11% based on NAV.
All returns reflect reinvestment of dividends. The Fund moved from a dis-
count to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV.
The following discussion relates to performance based on NAV.

What factors influenced performance?

• The bank loan sector posted strong returns as risk assets rallied during the period. Lower-quality sectors and credits outperformed their higher-quality counterparts and the high yield sector outperformed bank loans. Because the Fund invests primarily in bank loans, and it held an average of 10%
of its portfolio in corporate bonds during the period, the use of leverage had a positive impact on returns as these sectors advanced. However, the Fund maintains a lower level of leverage (at an average amount between 18%
and 23%) than the average level maintained by the leveraged funds in its
Lipper category, which detracted from performance on a relative basis. In addition, the Fund maintains a relatively conservative portfolio, weighted toward higher-quality speculative investments, which detracted from performance as lower quality outperformed during the period.

• Conversely, the Fund’s greater allocation to high yield bonds relative to its
Lipper category competitors had a positive impact on performance.

Describe recent portfolio activity.

• During the period, the Fund modestly increased its level of risk and use of leverage as market conditions improved. In particular, the Fund increased exposure to lower-quality credits and sectors that are more favorably impacted by rising commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Fund held 86% of its total portfolio in floating rate loan interests and 10% in corporate bonds, with the remainder in asset-backed securities, common stocks and equity equivalents. Cash positions were neg-
ligible for most of the period. The Fund ended the period with leverage at approximately 21% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Defined Opportunity Credit Trust

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Yield on Closing Market Price as of February 28, 2011 ($14.69)[1]	5.39%
Current Monthly Distribution per Share[2]	$0.066
Current Annualized Distribution per Share[2]	$0.792
Leverage as of February 28, 2011[3]	21%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution rate is not constant and is subject to change.
3 Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 16.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$14.69	$12.86	14.23%	$14.72	$12.81
Net Asset Value	$14.32	$13.55	5.68%	$14.37	$13.55

The following unaudited charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/11	8/31/10
Floating Rate Loan Interests	86%	83%
Corporate Bonds	10	15
Asset-Backed Securities	3	—
Other Interests	1	1
Common Stocks	—	1

Credit Quality Allocations[4]
	2/28/11	8/31/10
BBB/Baa	10%	11%
BB/Ba	36	44
B	54	44
CCC/Caa	—	1
[4] Using the higher of Standard & Poor’s Corporation (“S&P’s”) or Moody’s Investors
Service, Inc. (“Moody’s”) ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 5

Fund Summary as of February 28, 2011 BlackRock Diversified Income Strategies Fund, Inc.

Investment Objective

BlackRock Diversified Income Strategies Fund, Inc.’s (DVF) (the “Fund”) investment objective is to provide shareholders with high current income. The Fund seeks to achieve its investment objective by investing primarily in floating rate debt securities and instruments, including floating rate loans, bonds, certain preferred securities (including certain convertible preferred securities), notes or other debt securities or instruments which pay a floating or variable rate of interest until maturity. The Fund considers floating rate debt securities to include fixed rate debt securities held by the Fund where the Fund has entered into certain derivative transactions at either the portfolio level or with respect to an individual security held by the Fund, including interest rate swap agreements, in an attempt to convert the fixed rate payments it receives with respect to such securities into floating rate payments. The Fund may invest, under normal market conditions, a substantial portion of its assets in below investment grade quality securities. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, the Fund returned 10.13%
based on market price and 8.93% based on NAV. For the same period, the Lipper Loan Participation Funds category posted an average return of
14.91% based on market price and 9.11% based on NAV. All returns reflect reinvestment of dividends. The Fund moved from a discount to NAV to a premium by period end, which accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

• The bank loan sector posted strong returns as risk assets rallied during the period. Lower-quality sectors and credits outperformed their higher-quality counterparts and the high yield sector outperformed bank loans. Because the Fund invests primarily in bank loans, and it held an average of 14%
of its portfolio in corporate bonds during the period, the use of leverage had a positive impact on returns as these sectors advanced. However, the Fund maintains a lower level of leverage (at an average amount between 20%
and 26%) than the average level maintained by the leveraged funds in its
Lipper category, which detracted from performance on a relative basis. In addition, the Fund maintains a relatively conservative portfolio, weighted toward higher-quality speculative investments, which detracted from per-
formance as lower quality outperformed during the period.

• Conversely, the Fund’s greater allocation to high yield bonds relative to its
Lipper category competitors had a positive impact on performance.

Describe recent portfolio activity.

• During the period, the Fund modestly increased its level of risk and use of leverage as market conditions improved. In particular, the Fund increased exposure to lower-quality credits and sectors that are more favorably impacted by rising commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Fund held 80% of its total portfolio in floating rate loan interests and 14% in corporate bonds, with the remainder in asset-backed securities, common stocks and equity equivalents. Cash positions were neg-
ligible for most of the period. The Fund ended the period with leverage at approximately 21% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Diversified Income Strategies Fund, Inc.

Fund Information
Symbol on NYSE	DVF
Initial Offering Date	January 31, 2005
Yield on Closing Market Price as of February 28, 2011 ($11.11)[1]	6.86%
Current Monthly Distribution per Share[2]	$0.0635
Current Annualized Distribution per Share[2]	$0.7620
Leverage as of February 28, 2011[3]	21%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution rate is not constant and is subject to change.
3 Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including assets attributable to borrowings) minus the sum of liabilities
(other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 16.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$11.11	$10.45	6.32%	$11.75	$10.18
Net Asset Value	$11.01	$10.47	5.16%	$11.06	$10.47

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/11	8/31/10
Floating Rate Loan Interests	80%	76%
Corporate Bonds	14	20
Asset-Backed Securities	3	—
Other Interests	2	2
Common Stocks	1	2

Credit Quality Allocations[4]
	2/28/11	8/31/10
BBB/Baa	8%	4%
BB/Ba	35	32
B	40	46
CCC/Caa	9	11
CC/Ca	—	1
Not Rated	8	6
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 7

Fund Summary as of February 28, 2011 BlackRock Floating Rate Income Strategies Fund, Inc.

Investment Objective

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, the Fund returned 8.59%
based on market price and 9.47% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 14.91% based on market price and 9.11% based on NAV. All returns reflect reinvestment of dividends. The Fund's premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

• The bank loan sector posted strong returns as risk assets rallied during the period. Lower-quality sectors and credits outperformed their higher-quality counterparts and the high yield sector outperformed bank loans. Because the Fund invests primarily in bank loans, and it held an average of 15% of its portfolio in corporate bonds during the period, the use of leverage had a positive impact on returns (on an absolute basis) as these sectors advanced. Holding a greater allocation to high yield bonds relative to its
Lipper category competitors drove the Fund’s outperformance.

• The Fund maintains a relatively conservative portfolio, weighted toward higher-quality speculative investments, which detracted from performance as lower quality outperformed during the period. In addition, the Fund main-
tains a lower level of leverage (at an average amount between 18% and
22% of its total managed assets) than the average level maintained by its Lipper category competitors, which detracted from performance on a relative basis.

Describe recent portfolio activity.

• During the period, the Fund modestly increased its level of risk and use of leverage as market conditions improved. In particular, the Fund increased exposure to lower-quality credits and sectors that are more favorably impacted by rising commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Fund held 81% of its total portfolio in floating rate loan interests and 15% in corporate bonds, with the remainder in asset-backed securities, common stocks and equity equivalents. Cash positions were neg-
ligible for most of the period. The Fund ended the period with leverage at approximately 18% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information
Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Yield on Closing Market Price as of February 28, 2011 ($15.38)[1]	6.01%
Current Monthly Distribution per Share[2]	$0.077
Current Annualized Distribution per Share[2]	$0.924
Leverage as of February 28, 2011[3]	18%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 The distribution rate is not constant and is subject to change.
3 Represents loan outstanding as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) that may be outstanding, minus the sum of accrued liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 16.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$15.38	$14.61	5.27%	$15.84	$14.02
Net Asset Value	$15.24	$14.36	6.13%	$15.26	$14.36

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition
	2/28/11	8/31/10
Floating Rate Loan Interests	81%	76%
Corporate Bonds	15	22
Asset-Backed Securities	3	—
Other Interests	1	1
Common Stocks	—	1

Credit Quality Allocations[4]
	2/28/11	8/31/10
BBB/Baa	7%	5%
BB/Ba	36	33
B	46	50
CCC/Caa	4	6
CC/Ca	—	1
Not Rated	7	5
[4] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 9

Fund Summary as of February 28, 2011 BlackRock Limited Duration Income Trust

Investment Objective

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

• intermediate duration, investment grade corporate bonds, mortgage-related securities and asset-backed securities and US Government and agency securities;

• senior, secured floating rate loans made to corporate and other business entities; and

• US dollar-denominated securities of US and non-US issuers rated below investment grade, and to a limited extent, in non-US dollar denominated securities of non-US issuers rated below investment grade.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, the Fund returned 5.33%
based on market price and 8.73% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 9.98% based on market price and 12.87% based on
NAV. All returns reflect reinvestment of dividends. The Fund's discount to
NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

• High yield bonds delivered strong performance as risk assets rallied during the period. While the Fund’s average allocation to high yield contributed to performance on an absolute basis, its average allocation to bank loans and to investment grade credit, both of which sectors underperformed high yield, hurt performance relative to its Lipper category competitors, which invest pri-
marily in high yield bonds. The Fund maintained leverage at an average amount between 20% and 22% of its total managed assets, which detracted from relative performance versus competitors that maintained higher levels of leverage, as would be expected when markets are advanc-
ing.

• Security selection within the Fund’s high yield allocation had a positive impact on performance, as did a bias toward lower-quality credits. Within the Fund’s investment grade segment, limited exposure to corporate bonds and a large allocation to securitized assets proved beneficial. In addition, the Fund’s relatively modest portfolio duration and exposure to more credit-sensitive sectors benefited performance as interest rates rose during the period.

Describe recent portfolio activity.

• Over the period, the Fund shifted its overall positioning from a more conser-
vative stance to that which is more consistent with a gradually improving economy. In particular, the Fund increased exposure to lower-quality credits and sectors that are more favorably impacted by higher commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Fund held 38% of its total portfolio in corporate bonds,
38% in floating rate loan interests, 10% in non-agency mortgage-backed securities, 8% in U.S. government sponsored agency securities, and 4% in asset-backed securities. The remainder of the portfolio was invested in tax-
able municipal bonds, equities and equity equivalents, while the Fund’s cash position was negligible. The Fund ended the period with leverage at approximately 21% of its total managed assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Limited Duration Income Trust

Fund Information
Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Yield on Closing Market Price as of February 28, 2011 ($17.00)[1]	6.71%
Current Monthly Distribution per Share[2]	$0.095
Current Annualized Distribution per Share[2]	$1.140
Leverage as of February 28, 2011[3]	21%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2 A change in the distribution rate was declared on March 1, 2011. The Monthly Distribution per Share was increased to $0.10. The Yield on Closing Market Price, Current Monthly
Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
3 Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrow-
ing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and
Risks of Leveraging on page 16.

The table below summarizes the Fund’s market price and net asset value per share:

	2/28/11	8/31/10	Change	High	Low
Market Price	$17.00	$16.76	1.43%	$17.84	$15.56
Net Asset Value	$17.58	$16.79	4.71%	$17.58	$16.79

The following unaudited charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond and US government securities investments:

Portfolio Composition
	2/28/11	8/31/10
Floating Rate Loan Interests	38%	39%
Corporate Bonds	38	34
Non-Agency Mortgage-Backed Securities	10	11
U.S. Government Sponsored Agency Securities	8	7
Asset-Backed Securities	4	5
Other Interests	1	1
Taxable Municipal Bonds	1	1
Foreign Agency Obligations	—	2

Credit Quality Allocations[4]
	2/28/11	8/31/10
AAA/Aaa[5]	17%	18%
AA/Aa	2	2
A	5	6
BBB/Baa	8	8
BB/Ba	26	30
B	33	28
CCC/Caa	7	6
Not Rated	2	2

4 Using the higher of S&P’s or Moody’s ratings.
5 Includes US Government Sponsored Agency securities and US Treasury Obligations, which are deemed AAA/Aaa by the investment advisor.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 11

Fund Summary as of February 28, 2011 BlackRock Senior Floating Rate Fund, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund, Inc.’s (the “Fund”) investment objective is to provide as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans (“corporate loans”) primarily in the form of participation interests, as defined below, in corporate loans made by banks or other financial institutions. The Fund seeks to achieve its investment objective by investing its assets in the
Master Senior Floating Rate LLC ("Master LLC"), a separate closed-end, non-diversified management investment company. Master LLC may invest in a corporate loan either by participating as a co-lender at the time the loan is originated or by buying a participation or assignment interest in the corporate loan from a co-lender or a participant (collectively, “participation interests”). Master LLC invests, under normal market conditions, at least 80% of its assets in corporate loans or participating in such loans that have floating or variable interest rates and, under normal market conditions, at least 65% of its assets in floating rate or variable rate loans made to corporate borrowers or participating in such loans. Master LLC may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, through its investment in the Master LLC, the Fund returned 6.61% based on NAV while the closed-
end Lipper Loan Participation Funds category posted an average NAV return of 9.11% for the same period. All returns reflect reinvestment of dividends.

What factors influenced performance?

• The bank loan sector posted strong returns as risk assets rallied during the period. Lower-quality sectors and credits outperformed their higher-quality counterparts and the high yield sector outperformed bank loans. Because the Master LLC does not employ leverage, the Fund is expected to underper-
form its Lipper category under strong market conditions as the category includes many leveraged competitors. The Fund performed as expected relative to its Lipper category as the bank loan and high yield sectors advanced over the period.

• The Master LLC maintains a relatively conservative portfolio, weighted toward higher-quality credits and loan structures. This strategy had a nega-
tive impact on relative performance as lower quality outperformed during the period.

• Conversely, the Master LLC’s greater allocation to high yield bonds (averag-
ing 11% of the portfolio during the period) relative to the Fund’s Lipper category competitors had a positive impact on performance as high yield outperformed the bank loan sector.

• The Master LLC frequently held cash committed for pending transactions;
these cash balances did not have a significant impact on performance.

Describe recent portfolio activity.

• During the period, the Master LLC modestly increased its level of risk as market conditions improved. In particular, the Master LLC increased expo-
sure to lower-quality credits and sectors that are more favorably impacted by rising commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Master LLC held 88% of its total portfolio in floating rate loan interests and 12% in corporate bonds.

• Effective March 21, 2011, the Fund merged into BlackRock Floating
Rate Income Portfolio, please refer to Notes 1 and 10 of the Notes to
Financial Statements.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Senior Floating Rate Fund, Inc.

Fund Information[1]
Initial Offering Date	November 3, 1989
Yield based on Net Asset Value as of February 28, 2011 ($7.92)[2]	3.55%
Current Monthly Distribution per Share[3]	$0.021539
Current Annualized Distribution per Share[3]	$0.280776

1 The Fund is a continuously offered closed-end fund that does not trade on an exchange.
2 Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value. Past performance does not guarantee future results.
3 The distribution rate is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:

	2/28/11	8/31/10	Change	High	Low
Net Asset Value	$7.92	$7.59	4.35%	$7.92	$7.59

Expense Example for Continuously Offered Closed-End Funds

		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	September 1, 2010 February 28, 2011 During the Period[4]			September 1, 2010 February 28, 2011 During the Period[4]			Expense Ratio
BlackRock Senior Floating
Rate Fund, Inc.	$1,000.00	$1,066.10	$8.25	$1,000.00	$1,016.82	$8.05	1.61%

4 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
5 Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 17 for futher information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 13

Fund Summary as of February 28, 2011 BlackRock Senior Floating Rate Fund II, Inc.

Investment Objective

BlackRock Senior Floating Rate Fund II, Inc.’s (the “Fund”) investment objective is to provide as high a level of current income and such preservation of capital as is consistent with investment in senior collateralized corporate loans (“corporate loans”) primarily in the form of participation interests, as defined below, in corporate loans made by banks or other financial institutions. The Fund seeks to achieve its investment objective by investing its assets in the
Master Senior Floating Rate LLC ("Master LLC"), a separate closed-end, non-diversified management investment company. Master LLC may invest in a corporate loan either by participating as a co-lender at the time the loan is originated or by buying a participation or assignment interest in the corporate loan from a co-lender or a participant (collectively, “participation interests”). Master LLC invests, under normal market conditions, at least 80% of its assets in corporate loans or participating in such loans that have floating or variable interest rates and, under normal market conditions, at least 65% of its assets in floating rate or variable rate loans made to corporate borrowers or participating in such loans. Master LLC may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

• For the six months ended February 28, 2011, through its investment in the Master LLC, the Fund returned 6.61% based on NAV while the closed-
end Lipper Loan Participation Funds category posted an average NAV return of 9.11% for the same period. All returns reflect reinvestment of dividends.

What factors influenced performance?

• The bank loan sector posted strong returns as risk assets rallied during the period. Lower-quality sectors and credits outperformed their higher-quality counterparts and the high yield sector outperformed bank loans. Because the Master LLC does not employ leverage, the Fund is expected to underper-
form its Lipper category under strong market conditions as the category includes many leveraged competitors. The Fund performed as expected relative to its Lipper category as the bank loan and high yield sectors advanced over the period.

• The Master LLC maintains a relatively conservative portfolio, weighted toward higher-quality credits and loan structures. This strategy had a nega-
tive impact on relative performance as lower quality outperformed during the period.

• Conversely, the Master LLC’s greater allocation to high yield bonds (averag-
ing 11% of the portfolio during the period) relative to the Fund’s Lipper category competitors had a positive impact on performance as high yield outperformed the bank loan sector.

• The Master LLC frequently held cash committed for pending transactions;
these cash balances did not have a significant impact on performance.

Describe recent portfolio activity.

• During the period, the Master LLC modestly increased its level of risk as market conditions improved. In particular, the Master LLC increased expo-
sure to lower-quality credits and sectors that are more favorably impacted by rising commodity prices and an improving economy.

Describe portfolio positioning at period end.

• At period end, the Master LLC held 88% of its total portfolio in floating rate loan interests and 12% in corporate bonds.

• Effective March 21, 2011, the Fund merged into BlackRock Floating
Rate Income Portfolio, please refer to Notes 1 and 10 of the Notes to
Financial Statements.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

BlackRock Senior Floating Rate Fund II, Inc.

Fund Information[1]
Initial Offering Date	March 26, 1999
Yield based on Net Asset Value as of February 28, 2011 ($8.58)[2]	3.88%
Current Monthly Distribution per Share[3]	$0.025547
Current Annualized Distribution per Share[3]	$0.333023

1 The Fund is a continuously offered closed-end fund that does not trade on an exchange.
2 Yield based on net asset value is calculated by dividing the current annualized distribution per share by the net asset value. Past performance does not guarantee future results.
3 The distribution rate is not constant and is subject to change.

The table below summarizes the change in the Fund’s NAV per share:

	2/28/11	8/31/10	Change	High	Low
Net Asset Value	$8.58	$8.22	4.38%	$8.58	$8.22

Expense Example for Continuously Offered Closed-End Funds

		Actual			Hypothetical[5]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	September 1, 2010 February 28, 2011 During the Period[4]			September 1, 2010 February 28, 2011 During the Period[4]			Expense Ratio
BlackRock Senior Floating
Rate Fund II, Inc.	$1,000.00	$1,066.10	$8.56	$1,000.00	$1,016.52	$8.35	1.67%

4 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the Master LLC in which it invests.
5 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses for Continuously Offered Closed-End Funds” on page 17 for futher information on how expenses were calculated.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 15

The Benefits and Risks of Leveraging

BHL, DVF, FRA and BLW may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage by borrowing through a credit facility, partici-
pation in the TALF, or through entering into reverse repurchase agreements and treasury roll transactions. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from lever-
age, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio invest-
ments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from lever-
age is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-
term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Fund’s long-term investments, and therefore the shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term inter-
est rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ borrowings does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the
Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage from borrowings discussed above.

The use of leverage may enhance opportunities for increased income to the Funds and shareholders, but as described above, it also creates risks as short or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through their credit facility, through participation in the TALF or entering into reverse repurchase agreements up to 33 1 / 3 % of their total man-
aged assets. As of February 28, 2011, the Funds had outstanding leverage from borrowings as a percentage of their total managed assets as follows:

Percent of
Leverage
BHL	21%
DVF	21%
FRA	18%
BLW	21%

16 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including swaps, financial futures contracts, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical cus-
tody of securities or to hedge market, interest rate, credit, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Funds’
ability to use a derivative instrument successfully depends on the invest-
ment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The
Funds’ investments in these instruments are discussed in detail in the
Notes to Financial Statements.

Disclosure of Expenses for Continuously Offered Closed-End Funds

Shareholders of BlackRock Senior Floating Rate Fund, Inc. and
BlackRock Senior Floating Rate Fund II, Inc. may incur the following charges:
(a) expenses related to transactions, including early withdrawal fees; and
(b) operating expenses including administration fees, and other Fund expenses. The examples on the previous pages (which are based on a hypo-
thetical investment of $1,000 invested on September 1, 2010 and held through February 28, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in compar-
ing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as early withdrawal fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders deter-
mine the relative total expenses of owning different funds. If these trans-
actional expenses were included, shareholder expenses would have been higher.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 17

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds (a)(b):
Series 2005-10A, Class B, 0.69%, 9/18/17	USD	250	$ 220,000
Series 2011-16A, Class C, 2.90%, 5/17/21 (c)		500	493,150
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
0.78%, 6/19/21 (a)(b)		345	294,816
Centurion CDO 9 Ltd., Series 2005-9A, Class B,
1.07%, 7/17/19 (a)(b)		500	411,605
Flagship CLO, Series 2006-1A, Class B,
0.64%, 9/20/19 (a)(b)		1,000	825,000
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.70%, 12/20/20 (a)(b)		500	441,875
Gannett Peak CLO Ltd., Class A2:
Series 2006-1A, 0.66%, 10/27/20 (a)(b)		380	327,275
Series 2006-1X, 0.66%, 10/27/20		265	223,263
Goldman Sachs Asset Management CLO Plc,
Series 2007-1A, Class B, 0.75%, 8/01/22 (a)(b)		580	487,490
KKR CLO Ltd., Series 2005-1A, Class B,
0.75%, 4/26/17 (a)(b)		500	456,250
LCM LP, Series 8A, Class C, 3.37%, 1/14/21 (a)(b)		300	299,250
Landmark CDO Ltd., Series 2006-8A, Class B,
0.66%, 10/19/20 (a)(b)		495	430,571
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.25%, 12/21/17 (a)(b)		260	226,850
Portola CLO Ltd., Series 2007-1X, Class B1,
1.76%, 11/15/21		350	323,750
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
0.90%, 7/15/19 (a)(b)		300	257,379
Total Asset-Backed Securities — 4.4%			5,718,524
Common Stocks (d)		Shares
Capital Markets — 0.2%
E*Trade Financial Corp.		16,300	260,474
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc.		21,020	210,200
Software — 0.2%
HMH Holdings/EduMedia		53,267	266,335
Total Common Stocks — 0.6%			737,009
		Par
Corporate Bonds		(000)
Airlines — 0.4%
Air Canada, 9.25%, 8/01/15 (a)	USD	250	267,500
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		271	292,181
			559,681
Auto Components — 0.9%
Delphi International Holdings Unsecured,
12.00%, 10/06/14		13	14,215
Icahn Enterprises LP, 7.75%, 1/15/16		1,125	1,161,562
			1,175,777
Chemicals — 0.4%
CF Industries, Inc., 6.88%, 5/01/18		415	458,316

		Par
Corporate Bonds		(000)	Value
Commercial Banks — 1.2%
CIT Group, Inc.:
7.00%, 5/01/16	USD	180	$ 181,575
7.00%, 5/01/17		1,390	1,400,425
			1,582,000
Commercial Services & Supplies — 0.4%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		476	489,090
Consumer Finance — 0.4%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		425	456,875
Containers & Packaging — 0.6%
Berry Plastics Corp., 8.25%, 11/15/15		700	749,875
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.51%, 12/01/14 (b)		1,025	1,007,221
FCE Bank Plc, 7.13%, 1/15/13	EUR	50	72,707
Reynolds Group Issuer, Inc., 6.88%, 2/15/21 (a)	USD	185	185,462
			1,265,390
Diversified Telecommunication Services — 0.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		180	197,550
Qwest Communications International, Inc., Series B,
7.50%, 2/15/14		347	352,205
			549,755
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		230	247,250
Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		300	320,250
Smithfield Foods, Inc., 10.00%, 7/15/14		177	208,860
			529,110
Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20		220	237,325
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		850	996,625
Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International, 11.13%, 11/15/17		240	276,600
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17		715	831,188
Independent Power Producers & Energy Traders — 2.9%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		890	965,650
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)		400	416,541
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		1,325	1,383,104
NRG Energy, Inc., 7.63%, 1/15/18 (a)		1,000	1,041,250
			3,806,545
Media — 1.2%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		185	205,350
Series B, 9.25%, 12/15/17		740	823,250
UPC Germany GmbH, 8.13%, 12/01/17 (a)		500	536,250
			1,564,850
Metals & Mining — 0.7%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15 (a)		385	399,437
Novelis, Inc., 8.38%, 12/15/17 (a)		430	474,075
			873,512

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	CAD	Canadian Dollar	GO	General Obligation
Schedules of Investments, the names and descriptions of	EUR	Euro	MSCI	Morgan Stanley Capital International
many of the securities have been abbreviated according	FKA	Formerly Known As	USD	US Dollar
to the following list:	GBP	British Pound
See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)	USD	126	$ 137,340
Paper & Forest Products — 0.2%
Verso Paper Holdings LLC, 11.50%, 7/01/14		200	220,500
Wireless Telecommunication Services — 1.1%
Cricket Communications, Inc., 7.75%, 5/15/16		1,125	1,189,688
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		275	277,234
			1,466,922
Total Corporate Bonds — 14.3%			18,474,526
Floating Rate Loan Interests (b)
Aerospace & Defense — 3.0%
DynCorp International, Term Loan, 6.25%, 7/07/16		773	779,344
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.20%, 3/26/14		36	32,129
Term Loan, 2.26% – 2.30%, 3/26/14		600	536,028
SI Organization, New Tranche B Term Loan,
4.50%, 11/22/16		875	881,562
Scitor Corp., Term Loan B, 5.75%, 2/01/17		700	697,375
TASC, Inc., Tranche A Term Loan, 5.50%, 12/18/14		153	153,287
TransDigm, Inc., Term Loan (First Lien), 5.25%, 2/14/17		850	855,075
			3,934,800
Auto Components — 1.2%
Allison Transmission, Inc., Term Loan, 3.02%, 8/07/14		729	726,576
Armored Autogroup, Inc. (FKA Viking Aquisition, Inc.)
Term Loan B, 6.00%, 11/02/16		520	522,600
UCI International, Inc., Term Loan, 5.50%, 7/06/17		350	351,203
			1,600,379
Automobiles — 0.9%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.02%, 12/15/13		1,202	1,201,645
Tranche B-2 Term Loan, 3.02%, 12/15/13		20	19,631
			1,221,276
Biotechnology — 0.5%
Grifols SA, Term Loan B, 6.00% 10/01/16		600	607,000
Building Products — 3.5%
Armstrong World Industries, Inc., Term Loan B,
5.00%, 5/17/16		625	632,025
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		800	802,504
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/13/16		2,244	2,260,858
Momentive Performance Materials (Blitz 06-103 GmbH),
Tranche B-2B Term Loan, 4.36%, 5/05/15	EUR	569	763,625
			4,459,012
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	220	221,022
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16		988	992,438
Nuveen Investments, Inc.:
Extended Term Loan, (First Lien),
5.50% – 5.81%, 5/13/17		782	779,207
Non Extended Term Loan (First Lien), 3.30%, 11/13/14		541	524,554
			2,517,221
Chemicals — 7.3%
AZ Chem US, Inc., Term Loan B, 6.75%, 11/18/16		495	499,731
CF Industries, Inc., Term Loan B-1, 4.25%, 4/05/15		51	51,138
Chemtura Corp., Term Facility, 5.50%, 8/16/16		750	755,938
General Chemical Corp., Tranche B Term Loan, 5.00%,
9/30/15		998	1,012,462
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche B
Term Loan, 2.26%, 4/12/14		481	473,596

		Par
Floating Rate Loan Interests (b)		(000)	Value
Chemicals (concluded)
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	575	$ 576,677
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Facility (First Lien), 3.52% – 3.56%, 7/30/14		827	813,668
Rockwood Specialties Group, Inc., Term Loan B,
3.75%, 2/01/18		800	808,500
Solutia, Inc., Term Loan, 4.50%, 3/17/17		595	595,573
Styron Sarl, Term Loan B, 6.00%, 7/27/17		1,200	1,210,800
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		1,375	1,386,454
Univar, Inc., Term Loan B, 5.00% 6/30/17		1,200	1,204,126
			9,388,663
Commercial Banks — 1.4%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		1,830	1,853,256
Commercial Services & Supplies — 5.0%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 0.11%, 1/26/14		9	9,357
Letter of Credit - 2 Facility, 0.11%, 7/26/16		14	13,891
US Term Loan, 2.18%, 1/26/14		116	116,148
US Term Loan B, 3.55%, 7/26/16		211	211,226
AWAS Finance Luxembourg Sarl, Loan,
7.75%, 6/10/16		242	247,990
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
3.02%, 10/21/13		306	305,056
Advanced Disposal Services, Inc., Term Loan (First Lien),
6.00%, 1/14/15		396	398,475
Altegrity, Inc., (FKA US Investigations Services, Inc.)
Tranche D Term Loan, 7.75%, 2/21/15		746	761,175
Casella Waste Systems, Inc., Term Loan B,
7.00%, 4/09/14		556	555,609
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		825	832,071
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B
Dollar Term Loan, 5.25%, 11/24/15		429	428,958
Protection One, Inc., Term Loan, 6.00%, 6/04/16		464	464,854
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		274	272,371
Synagro Technologies, Inc., Term Loan (First Lien),
2.27%, 4/02/14		972	904,232
Volume Services America, Inc. (Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		499	503,528
West Corp., Term Loan B, 4.53% – 4.71%, 7/15/16		400	402,426
			6,427,367
Communications Equipment — 1.9%
Avaya, Inc. Term Loan B:
3.06%, 10/24/14		558	540,816
4.81%, 10/24/17		909	890,887
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		1,000	1,014,583
			2,446,286
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		750	750,000
Construction Materials — 0.3%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25% – 6.75%, 8/05/16		404	408,494
Consumer Finance — 1.4%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.),
Term Loan, 7.25%, 4/21/15		1,800	1,816,020
Containers & Packaging — 1.3%
Anchor Glass Container Corp., Term Loan (First Lien),
6.00%, 3/02/16		171	171,162
Berry Plastics Holding Corp., Term Loan C,
2.29% – 2.31%, 4/03/15		506	491,568
Graham Packaging Co., LP, Term Loan D, 6.00%, 9/16/16		998	1,005,160
			1,667,890
Diversified Consumer Services — 3.5%
Coinmach Laundry Corp., Delayed Draw Term Loan,
3.26%, 11/14/14		246	231,491
Coinmach Service Corp., Term Loan, 3.31%, 11/14/14		1,457	1,366,049

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 19

Schedule of Investments (continued)
BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Consumer Services (concluded)
Laureate Education:
Closing Date Term Loan, 3.55%, 8/17/14	USD	739	$ 723,836
Delayed Draw Term Loan, 3.55%, 8/15/14		111	108,368
Series A New Term Loan, 7.00%, 8/15/14		1,125	1,131,562
ServiceMaster Co.:
Closing Date Term Loan, 2.76% – 2.81%, 7/24/14		928	913,024
Delayed Draw Term Loan, 2.77%, 7/24/14		92	90,924
			4,565,254
Diversified Financial Services — 2.6%
MSCI, Inc., Term Loan B, 4.75%, 6/01/16		761	764,667
Reynolds Group Holdings, Inc., Term Loan E,
4.25%, 2/09/18		2,000	2,010,416
Whitelabel IV SA (Ontex):
Facility B1, 6.75%, 8/11/17	EUR	151	210,384
Facility B2, 6.75%, 8/11/17		249	348,157
			3,333,624
Diversified Telecommunication Services — 3.0%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	655	665,975
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		821	830,725
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan,
2.55%, 3/13/14		1,500	1,462,500
Term Loan B, 11.50%, 3/13/14		125	134,063
US Telepacific Corp., Term Loan B, 5.75%, 2/18/17		750	754,219
			3,847,482
Electric Utilities — 1.1%
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		1,387	1,400,924
Electronic Equipment, Instruments & Components — 1.7%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 3.51%, 7/15/17		495	494,615
Non Extended Term Loan, 4.26%, 10/10/14		685	683,478
Flextronics International Ltd., Closing Date Loan B,
2.51%, 10/01/12		434	432,787
Matinvest 2 SAS/Butterfly Wendel US, Inc.
(Deutsche Connector):
Facility B-2, 3.46%, 6/22/14		319	307,817
Facility C-2, 4.21%, 6/22/15		268	258,514
			2,177,211
Energy Equipment & Services — 0.8%
MEG Energy Corp., Tranche D Term Loan,
6.00%, 4/03/16		967	976,040
Food & Staples Retailing — 3.1%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.58%, 7/09/15	GBP	900	1,410,045
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16	USD	478	481,091
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		858	865,645
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		219	219,278
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		1,023	987,932
			3,963,991
Food Products — 6.5%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/29/16		958	964,183
11.25%, 9/29/17		500	512,500
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 8.50%, 10/14/14		140	139,015
Term Loan A, 8.50%, 10/14/14		427	422,464
Term Loan B, 8.50%, 10/14/14		519	513,808
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		3,200	3,220,000

		Par
Floating Rate Loan Interests (b)		(000)	Value
Food Products (concluded)
Green Mountain Coffee Roasters, Inc., Term Loan B
Facility, 5.50%, 11/09/16	USD	400	$ 402,625
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.),
Term Loan B, 4.25%, 2/25/18		482	482,484
Michaels Stores, Inc., Term Loan B, 4.25%, 2/28/18		55	55,000
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		135	134,494
Tranche D Term Loan, 6.00%, 4/02/14		532	535,945
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 5.50%, 3/02/17		282	284,059
Tranche C-1 Term Loan, 5.00% – 5.50%, 3/02/17		701	705,208
			8,371,785
Health Care Equipment & Supplies — 0.9%
Biomet, Inc., Dollar Term Loan, 3.26% – 3.30%, 3/25/15		201	200,342
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC),
Term Loan, 3.26%, 5/20/14		339	336,865
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		415	417,101
Tranche C-2 Term Loan, 4.50%, 9/10/14		226	227,096
			1,181,404
Health Care Providers & Services — 6.8%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% – 2.56%, 7/25/14		54	53,679
Extended Term Loan, 3.76% – 3.81%, 1/25/17		442	442,755
Non Extended Term Loan, 2.51% – 2.56%, 7/25/14		1,058	1,049,453
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/20/16		600	602,750
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		900	906,422
HCA, Inc., Tranche A-1 Term Loan, 1.55%, 11/16/12		1,505	1,496,840
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		570	558,600
Tranche A Term Loan, 8.50%, 2/22/15		360	352,889
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Term Loan B, 4.75%, 7/31/16		1,264	1,269,354
Term Loan B2, 4.75%, 8/04/16		167	167,396
Term Loan B2, 6.50%, 8/04/16		333	334,583
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/03/16		600	608,250
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		913	919,404
			8,762,375
Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar Term Loan,
5.25%, 2/26/16		957	965,289
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		600	604,500
			1,569,789
Hotels, Restaurants & Leisure — 8.9%
BLB Management Services, Inc., (Wembly, Inc.)
Loan (Exit), 8.50%, 11/05/15		610	613,835
Boyd Gaming Corp., Term Loan A, 3.81%, 12/31/15		325	321,074
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/09/17		1,100	1,107,556
Gateway Casinos & Entertainment, Ltd., Term Loan B,
6.50% – 7.50%, 5/12/16	CAD	1,173	1,212,114
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.30%, 1/28/15	USD	175	162,483
Term Loan B-2, 3.30%, 1/28/15		145	134,332
Term Loan B-3, 3.30%, 1/28/15		3,017	2,801,458
Term Loan B-4, 9.50%, 10/31/16		268	283,476
Penn National Gaming, Inc., Term Loan B,
2.01% – 2.06%, 10/03/12		566	564,623
Seaworld Parks & Entertainment, Inc. (FKA SW
Aquisitions Co., Inc.) Term B Loan, 4.00%, 8/17/17		1,039	1,041,523
Sea World, Term Loan B, 4.00%, 8/16/17		361	362,442
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.25% – 5.50%, 6/30/16		822	831,655
Travelport LLC (FKA Travelport, Inc.), Extended Delayed
Draw Term Loan, 4.96%, 8/21/15		219	212,665

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure (concluded)
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/16/14	USD	496	$ 501,351
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.79%, 5/27/13		275	274,943
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		411	411,066
Term B Funded Project Loan, 4.79%, 5/27/13		716	716,867
			11,553,463
Household Durables — 1.1%
Visant Corp. (FKA Jostens), Tranche B Term Loan,
7.00%, 12/20/16		1,398	1,404,499
IT Services — 4.6%
Ceridian Corp., US Term Loan, 3.26%, 11/09/14		796	783,628
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		273	275,326
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		1,255	1,188,115
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		749	709,337
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		1,652	1,563,733
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18		1,468	1,476,261
			5,996,400
Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial
Tranche B-3 Term Loan, 3.76% – 3.80%, 10/10/14		1,447	1,216,408
Industrial Conglomerates — 1.7%
Sequa Corp., Term Loan, 3.56%, 12/03/14		888	878,597
Tomkins Plc, Term Loan A, 4.25%, 9/16/16		1,283	1,293,229
			2,171,826
Insurance — 0.9%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		1,200	1,207,000
Internet & Catalog Retail — 0.1%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		179	179,086
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.55%, 12/16/12		375	373,594
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 3.31%, 8/08/12		246	228,439
Term Loan, 3.31%, 8/08/12		134	127,782
			356,221
Media — 21.8%
Acosta, Inc., Term Loan, 4.75%, 2/03/18		1,100	1,108,250
Affinion Group, Inc., Tranche B Term Loan:
5.00%, 10/09/16		744	748,097
5.00%, 10/31/16		300	301,125
Atlantic Broadband Finance, LLC, Term Loan B,
5.00%, 11/12/15		458	458,383
Bresnan Telecommunications Co. LLC, Term Loan,
4.50%, 11/30/17		1,450	1,458,861
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		1,496	1,439,655
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		375	376,736
Cequel Communications, LLC, New Term Loan,
2.26%, 11/05/13		531	529,518
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		181	182,634
Term Loan C, 3.56%, 9/06/16		1,610	1,613,589
Clarke American Corp., Term Facility B, 2.80%, 6/30/14		616	587,704
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		648	647,069
Getty Images, Inc., Initial Term Loan B, 5.25%, 10/29/16		998	1,009,657
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		614	583,504
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson
Holdings Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		3,000	3,020,157
Interactive Data Corp., Term B Loan, 4.75%, 2/08/18		1,250	1,260,267
Knology, Inc., Term Loan B, 4.00%, 8/31/17		550	553,437
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 6/28/15	EUR	460	583,687
Facility C1, 3.93%, 6/30/16		460	583,687

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC):
Tranche D Term Loan, 5.50%, 3/31/17	USD	199	$ 200,236
Tranche E Term Loan, 4.50%, 10/23/17		498	497,189
Newsday, LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		800	850,500
Floating Rate Term Loan, 6.55%, 8/01/13		500	508,125
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		25	25,312
Class B Dollar Term Loan, 4.01%, 5/01/16		1,147	1,152,634
Sinclair Television Group, Inc., New Tranche B Term Loan,
5.50%, 10/29/15		409	413,523
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	1,100	1,533,133
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	1,018	995,912
UPC Broadband Holding B.V., Term U, 4.88%, 12/31/17 EUR		630	866,971
Univision Communications, Inc., Extended First Lien
Term Loan, 4.52%, 3/31/17	USD	1,054	1,025,461
Virgin Media Investment Holdings Ltd., Facility B,
4.53%, 12/31/15	GBP	750	1,219,125
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	1,150	1,160,637
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3,
2.76%, 8/09/11		633	613,828
			28,108,603
Metals & Mining — 1.5%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		244	234,759
14.00%, 6/29/13		237	228,546
Novelis Corp., Term Loan, 5.25%, 12/01/16		1,400	1,416,500
			1,879,805
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		4	3,970
Term B Advance (First Lien), 2.81%, 11/01/13		196	195,221
			199,191
Multiline Retail — 2.5%
Dollar General Corp., Tranche B-2 Term Loan,
3.01%, 7/07/14		316	315,687
Hema Holding BV, Facility D, 5.91%, 1/01/17	EUR	1,800	2,440,455
The Neiman Marcus Group, Inc., Tranche B-2 Term Loan,
4.30%, 4/06/16	USD	521	523,415
			3,279,557
Oil, Gas & Consumable Fuels — 1.4%
EquiPower Resources Holdings, LLC, Term Loan B,
5.75%, 1/11/18		650	654,875
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15		1,086	1,113,348
			1,768,223
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B, 2.30%, 12/23/12		548	547,981
Personal Products — 1.1%
NBTY, Inc., Term Loan B:
6.25%, 9/20/17		800	808,166
4.75%, 10/01/17		590	590,000
			1,398,166
Pharmaceuticals — 1.3%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/03/17		667	668,333
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		197	198,263
Delayed Draw Term Loan B, 6.25%, 4/30/15		246	247,630
Term Loan A, 6.00%, 10/30/14		435	434,785
Term Loan B-1, 6.25%, 4/30/15		149	149,727
Term Loan B-3, 6.50%, 2/20/16		5	5,375
			1,704,113

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 21

Schedule of Investments (continued)
BlackRock Defined Opportunity Credit Trust (BHL)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Professional Services — 1.7%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/01/17	USD 1,325		$ 1,337,588
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		800	806,200
			2,143,788
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien),
1.76%, 6/28/11		100	98,625
Real Estate Management & Development — 1.8%
Realogy Corp.:
Exit Term Loan, 3.29%, 10/16/16		275	265,203
Initial Term Loan B, 4.56%, 10/10/13		201	192,971
Synthetic Letter of Credit, 4.51%, 10/10/13		24	22,868
Term Loan B, 4.56%, 10/16/16		1,754	1,682,067
Term Loan C, 4.51%, 10/16/16		128	122,703
			2,285,812
Road & Rail — 0.2%
Transtar Industries, Term Loan (First Lien), 6.25%, 12/07/16		225	228,375
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Term Loan B,
4.51%, 12/01/16		443	442,383
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		500	501,250
			943,633
Software — 1.1%
Rovi Corp., Term Loan B, 4.00%, 2/01/18		450	454,500
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		596	598,850
Vertafore, Inc., New Term Loan B, 5.25%, 7/29/16		310	312,325
			1,365,675
Specialty Retail — 4.2%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17		450	451,500
Gymboree Corp., Term Loan B, 5.00%, 2/11/18		650	651,950
J. Crew Group, Inc., Term Loan B, 5.25%, 2/01/18		1,300	1,300,000
Matalan Finance Plc, Term Facility, 5.61%, 3/24/16	GBP	277	448,259
Michaels Stores, Inc.:
Term Loan B-1, 2.56%, 10/31/13	USD	334	333,231
Term Loan B-2, 4.81% – 4.87%, 7/31/16		231	232,697
Petco Animal Supplies, Inc., Term Loan B,
4.75%, 11/24/17		1,100	1,100,000
Toys 'R' Us Delaware, Inc., Initial Loan, 6.00%, 8/17/16		866	872,007
			5,389,644
Textiles, Apparel & Luxury Goods — 0.4%
Philips Van Huesen Corp., US Tranche B Term Loan,
5.25%, 5/06/16		541	543,547
Wireless Telecommunication Services — 1.8%
Digicel International Finance Ltd., US Term Loan
(Non-Rollover), 2.81%, 3/30/12		704	695,064
MetroPCS Wireless, Inc., Tranche B-2 Term Loan,
3.81%, 11/03/16		773	776,230
Vodafone Americas Finance 2 Inc., Initial Loan,
6.88%, 7/30/15		776	803,675
			2,274,969
Total Floating Rate Loan Interests — 122.3%			157,865,747
	Beneficial
	Interest
Other Interests (e)		(000)	Value
Auto Components — 1.0%
Delphi Debtor-in-Possession Holding Co. LLP,
Class B Membership Interests		—(f)	$ 1,282,194
Total Other Interests — 1.0%			1,282,194
Total Long-Term Investments
(Cost — $178,235,192) — 142.6%			184,078,000

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.15%, (g)(h)	4,517,571	$ 4,517,571
Total Short-Term Securities
(Cost — $4,517,571) — 3.5%		4,517,571
Total Investments (Cost — $182,752,763*) — 146.1%		188,595,571
Liabilities in Excess of Other Assets — (46.1%)		(59,524,659)
Net Assets — 100.0%		$129,070,912

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$182,752,213
Gross unrealized appreciation	$ 6,512,224
Gross unrealized depreciation	(668,866)
Net unrealized appreciation	$ 5,843,358

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Bank of America & Co.	$ 493,150	—

(d) Non-income producing security.
(e) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at	Net	Shares Held at
Affiliate	August 31, 2010	Activity	February 28, 2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class 1,172,197		3,345,374	4,517,571	$2,102

(h) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of February 28, 2011 were as follows:

						Unrealized
Currency			Currency		Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	1,175,902	CAD	1,166,000	Citibank NA	4/14/11	$ (23,058)
USD	2,675,638	GBP	1,702,500	Citibank NA	4/14/11	(90,878)
EUR	297,000	USD	402,890	UBS AG	4/27/11	6,661
USD	57,230	EUR	42,500	Citibank NA	4/27/11	(1,376)
USD	7,534,050	EUR	5,508,000	Royal Bank
				of Scotland	4/27/11	(61,263)
Total						$ (169,914)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock Defined Opportunity Credit Trust (BHL)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the
Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments:
Asset-Backed
Securities	—	$ 1,721,646	$ 3,996,878	$ 5,718,524
Common Stocks .	$ 260,474	—	476,535	737,009
Corporate Bonds.	—	18,460,311	14,215	18,474,526
Floating Rate
Loan Interests	—	141,373,620	16,492,127	157,865,747
Other Interests	—	1,282,194	—	1,282,194
Short-Term
Securities	4,517,571	—	—	4,517,571
Unfunded Loan
Commitments .	—	26,074	1,656	27,730
Liabilities:
Unfunded Loan
Commitments .	—	—	(4,560)	(4,560)
Total	$ 4,778,045	$162,863,845	$ 20,976,851	$188,618,741

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$ 6,661	—	$ 6,661
Liabilities:
Foreign currency
exchange
contracts	—	(176,575)	—	(176,575)
Total	—	$ (169,914)	—	$ (169,914)

1 Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreci-
ation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Common	Corporate	Floating Rate	Unfunded Loan
	Securities	Stocks	Bonds	Loan Interests	Commitments	Total
Assets:
Balance, as of August 31, 2010	—	$ 270,181	$ 12,664	$20,437,083	—	$20,719,928
Accrued discounts/premiums	$ 14,544	—	981	238,946	—	254,471
Net realized gain (loss)	—	—	—	136,631	—	136,631
Net change in unrealized appreciation/depreciation[2]	(451,694)	17,481	570	845,429	$ 1,656	413,442
Purchases	4,434,028	188,873	—	11,158,794	—	15,781,695
Sales	—	—	—	(12,465,469)	—	(12,465,469)
Transfers in3	—	—	—	1,366,049	—	1,366,049
Transfers out[3]	—	—	—	(5,225,336)	—	(5,225,336)
Balance, as of February 28, 2011	$ 3,996,878	$ 476,535	$ 14,215	$16,492,127	$ 1,656	$20,981,411

2 Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in the unrealized appreciation/depreciation on the securities still held on February 28, 2011 was $(148,175).
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.
The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Unfunded Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (46,743)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	42,183
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of February 28, 2011	$ (4,560)

4 Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/deprecia-
tion on securities still held at February 28, 2011 was $42,183.
5 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 23

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
ARES CLO Funds (a)(b):
Series 2005-10A, Class B, 0.69%, 9/18/17	USD 250	$ 220,000
Series 2011-16A, Class C, 2.90%, 5/17/21 (c)	500	493,150
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
0.78%, 6/19/21 (a)(b)	365	311,907
Centurion CDO 9 Ltd., Series 2005-9A, Class B,
1.07%, 7/17/19 (a)(b)	500	411,605
Flagship CLO, Series 2006-1A, Class B,
0.64%, 9/20/19 (a)(b)	1,000	825,000
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.70%, 12/20/20 (a)(b)	500	441,875
Gannett Peak CLO Ltd., Class A2:
Series 2006-1A, 0.66%, 10/27/20 (a)(b)	405	348,806
Series 2006-1X, 0.66%, 10/27/20	280	235,900
KKR CLO Ltd., Series 2005-1A, Class B,
0.75%, 4/26/17 (a)(b)	500	456,250
LCM LP, Series 8A, Class C, 3.37%, 1/14/21 (a)(b)	350	349,125
Landmark CDO Ltd., Series 2006-8A, Class B,
0.66%, 10/19/20 (a)(b)	525	456,666
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.25%, 12/21/17 (a)(b)	275	239,937
Portola CLO Ltd., Series 2007-1X, Class B1,
1.76%, 11/15/21	370	342,250
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
0.90%, 7/15/19 (a)(b)	320	274,538
Total Asset-Backed Securities — 4.0%		5,407,009
Common Stocks (d)	Shares
Capital Markets — 0.1%
E*Trade Financial Corp.	14,300	228,514
Chemicals — 0.0%
Wellman Holdings, Inc.	1,613	81
Construction Materials — 0.1%
Nortek, Inc.	1,570	69,865
Electrical Equipment — 0.0%
Medis Technologies Ltd.	176,126	3,699
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.	688	2,924
Metals & Mining — 0.1%
Euramax International	468	123,887
Paper & Forest Products — 0.8%
Ainsworth Lumber Co. Ltd. (a)	349,782	1,155,679
Software — 0.3%
Bankruptcy Management Solutions, Inc.	536	1,877
HMH Holdings/EduMedia	45,526	227,630
TiVo, Inc.	13,755	141,401
		370,908
Total Common Stocks — 1.4%		1,955,557
	Par
Corporate Bonds	(000)
Airlines — 0.5%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD 271	292,182
United Air Lines, Inc., 12.75%, 7/15/12	295	329,242
		621,424
Auto Components — 0.8%
Delphi International Holdings Unsecured,
12.00%, 10/06/14	13	14,215
Icahn Enterprises LP, 7.75%, 1/15/16	1,065	1,099,612
		1,113,827

		Par
Corporate Bonds		(000)	Value
Capital Markets — 0.2%
E*Trade Financial Corp., 3.95% 8/31/19 (a)(e)(f)	USD	83	$ 128,235
KKR Group Finance Co., 6.38%, 9/29/20 (a)		80	82,426
			210,661
Chemicals — 1.0%
CF Industries, Inc., 6.88%, 5/01/18		445	491,447
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19 (a)		894	777,780
(Third Lien), 5.00%, 1/29/19 (g)		301	117,329
			1,386,556
Commercial Banks — 1.3%
CIT Group, Inc.:
7.00%, 5/01/14		40	40,775
7.00%, 5/01/16		120	121,050
7.00%, 5/01/17		1,575	1,586,813
Glitnir Banki HF, 6.38%, 9/25/12 (a)(d)(h)		365	—
			1,748,638
Commercial Services & Supplies — 0.7%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		624	641,160
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		260	279,500
			920,660
Construction Materials — 0.5%
Nortek, Inc., 11.00%, 12/01/13		639	680,083
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		450	483,750
Containers & Packaging — 0.5%
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	250	365,689
7.75%, 11/15/19		240	354,373
			720,062
Diversified Financial Services — 1.8%
Ally Financial, Inc.:
5.38%, 6/06/11		110	151,795
6.88%, 9/15/11	USD	150	153,375
7.50%, 12/31/13		20	21,800
2.51%, 12/01/14 (b)		750	736,991
8.00%, 3/15/20		20	22,525
7.50%, 9/15/20 (a)		260	284,375
8.00%, 11/01/31		30	34,350
8.00%, 11/01/31		110	125,993
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		80	88,200
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		300	319,500
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	200	292,551
6.88%, 2/15/21	USD	195	195,488
			2,426,943
Diversified Telecommunication Services — 0.4%
ITC Deltacom, Inc., 10.50%, 4/01/16		220	241,450
Qwest Communications International, Inc., Series B,
7.50%, 2/15/14		347	352,205
			593,655
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		250	268,750
Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		300	320,250
Smithfield Foods, Inc., 10.00%, 7/15/14		150	177,000
			497,250
Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20		235	253,506
Health Care Technology — 0.3%
IMS Health, Inc., 12.50%, 3/01/18 (a)		400	469,000

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18	USD	25	$ 23,500
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20 (a)		242	199,650
MGM Resorts International, 11.13%, 11/15/17		390	449,475
Travelport LLC, 4.94%, 9/01/14 (b)		810	722,925
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14 (d)(h)		120	12
			1,395,562
Household Durables — 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17		500	581,250
Independent Power Producers & Energy Traders — 2.7%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		750	813,750
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)		400	416,541
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		1,325	1,383,104
NRG Energy, Inc., 7.63%, 1/15/18 (a)		1,000	1,041,250
			3,654,645
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)(g)		722	799,138
Media — 2.5%
CSC Holdings, Inc., 8.50%, 4/15/14		180	201,600
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15 (a)		625	648,437
Checkout Holding Corp., 10.69% 11/15/15 (a)(f)		425	274,125
Clear Channel Worldwide Holdings, Inc., Series B,
9.25%, 12/15/17		774	861,075
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		300	322,500
UPC Germany GmbH, 8.13%, 12/01/17 (a)		1,000	1,072,500
			3,380,237
Metals & Mining — 0.7%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15 (a)		410	425,375
Novelis, Inc., 8.38%, 12/15/17 (a)		455	501,637
RathGibson, Inc., 11.25%, 2/15/14 (d)(h)		1,390	139
			927,151
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (g)		215	248,594
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		135	147,150
Paper & Forest Products — 0.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(g)		720	731,291
Clearwater Paper Corp., 10.63%, 6/15/16		190	217,075
Verso Paper Holdings LLC:
11.50%, 7/01/14		160	176,400
Series B, 4.05%, 8/01/14 (b)		170	169,150
			1,293,916
Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc., 4.06%, 12/01/13 (b)		260	218,400
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		45	46,575
7.00%, 10/01/20		60	62,025
			327,000
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (a)		85	85,000
Real Estate Investment Trusts (REITs) — 0.0%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (a)		65	65,650

		Par
Corporate Bonds		(000)	Value
Wireless Telecommunication Services — 1.4%
Cricket Communications, Inc., 7.75%, 5/15/16	USD	850	$ 898,875
Digicel Group Ltd. (a):
9.13%, 1/15/15		279	290,579
8.25%, 9/01/17		255	266,475
iPCS, Inc., 2.43%, 5/01/13 (b)		200	197,500
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		225	226,828
			1,880,257
Total Corporate Bonds — 19.9%			27,180,315
Floating Rate Loan Interests (b)
Aerospace & Defense — 3.0%
DynCorp International, Term Loan, 6.25%, 7/07/16		798	804,484
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.20%, 3/26/14		38	33,861
Term Loan, 2.26% - 2.30%, 3/26/14		632	564,912
SI Organization Co., New Tranche B Term Loan
4.50%, 11/22/16		1,075	1,083,062
Scitor Corp., Term Loan B, 5.75%, 2/01/17		750	747,187
TransDigm, Inc., Term Loan (First Lien), 5.25%, 2/14/17		900	905,373
			4,138,879
Auto Components — 1.2%
Allison Transmission, Inc., Term Loan, 3.02%, 8/07/14		743	740,323
Armored Autogroup, Inc. (FKA Viking Aquisition, Inc.),
Term Loan B, 6.00%, 11/02/16		530	532,650
UCI International, Inc., Term Loan, 5.50%, 7/06/17		350	351,204
			1,624,177
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00% 10/01/16		600	607,000
Building Products — 3.2%
Armstrong World Industries, Inc., Term Loan B,
5.00%, 5/17/16		750	758,430
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		850	852,660
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/13/16		2,244	2,260,858
Momentive Performance Materials (Blitz 06-103 GmbH),
Tranche B-2B Term Loan, 4.36%, 5/05/15	EUR	318	427,218
			4,299,166
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	237	238,174
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16		988	992,438
Nuveen Investments, Inc.:
Extended Term Loan (First Lien), 5.80% – 5.81%, 5/13/17		862	858,789
Non Extended Term Loan (First Lien), 3.30%, 11/13/14		588	570,094
			2,659,495
Chemicals — 6.9%
AZ Chem US, Inc., Term Loan B, 6.75%, 11/18/16		594	599,677
Chemtura Corp., Term Facility, 5.50%, 8/16/16		700	705,542
General Chemical Corp., Tranche B Term Loan,
7.25%, 9/30/15		998	1,012,463
MacDermid, Inc., Tranche C Term Loan,
3.07%, 4/12/14	EUR	236	314,568
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	600	601,750
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Facility (First Lien), 3.52% – 3.56%, 7/30/14		809	795,733
Rockwood Specialties Group, Inc., Term Loan B,
3.75%, 2/01/18		850	859,031
Solutia, Inc., Term Loan, 4.50%, 3/17/17		515	515,172
Styron Sarl, Term Loan B, 6.00%, 7/27/17		1,300	1,311,700
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		1,330	1,341,079
Univar, Inc., Term Loan B, 5.00% 6/30/17		1,300	1,304,469
			9,361,184

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 25

Schedule of Investments (continued)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Banks — 1.2%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15 USD		1,650	$ 1,670,968
Commercial Services & Supplies — 4.0%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 0.11%, 1/26/14		7	6,913
Letter of Credit - 2 Facility, 0.11%, 7/26/16		10	9,758
US Term Loan, 2.18%, 1/26/14		86	85,813
US Term Loan B, 3.55%, 7/26/16		148	148,387
AWAS Finance Luxembourg Sarl, Loan,
7.75%, 6/10/16		262	268,528
Advanced Disposal Services, Inc., Term Loan (First Lien),
6.00%, 1/14/15		495	498,094
Altegrity, Inc., (FKA US Investigations Services, Inc.)
Tranche D Term Loan, 7.75%, 2/21/15		846	862,665
Casella Waste Systems, Inc., Term Loan B,
7.00%, 4/09/14		394	394,000
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		925	932,928
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B
Dollar Term Loan, 5.25%, 11/24/15		365	364,614
Protection One, Inc., Term Loan, 6.00%, 6/04/16		449	450,056
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		299	297,132
Synagro Technologies, Inc., Term Loan (First Lien),
2.27%, 4/02/14		714	663,930
Volume Services America, Inc. (Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		499	503,528
			5,486,346
Communications Equipment — 1.8%
Avaya, Inc., Term Loan B:
3.06%, 10/24/14		568	550,506
4.81%, 10/24/17		914	895,777
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		1,000	1,014,583
			2,460,866
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		800	800,000
Construction Materials — 0.3%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25% – 6.75%, 8/05/16		404	408,494
Consumer Finance — 1.5%
Springleaf Financial Funding Co. (FKA AGFS
Funding Co.), Term Loan, 7.25%, 4/21/15		2,050	2,068,245
Containers & Packaging — 0.7%
Anchor Glass Container Corp., Term Loan (First Lien),
6.00%, 3/02/16		155	155,621
Graham Packaging Co., LP, Term Loan D, 6.00%, 9/16/16		798	804,128
			959,749
Diversified Consumer Services — 3.4%
Coinmach Service Corp., Term Loan,
3.26% – 3.31%, 11/14/14		1,725	1,616,754
Laureate Education:
Closing Date Term Loan, 3.55%, 8/17/14		805	787,703
Delayed Draw Term Loan, 3.55%, 8/15/14		120	117,930
Series A New Term Loan, 7.00%, 8/15/14		1,199	1,206,109
ServiceMaster Co.:
Closing Date Term Loan, 2.76% – 2.81%, 7/24/14		864	850,820
Delayed Draw Term Loan, 2.77%, 7/24/14		86	84,729
			4,664,045
Diversified Financial Services — 2.7%
MSCI, Inc., Term Loan B, 4.75%, 6/01/16		951	955,834
Reynolds Group Holdings, Inc., Term Loan E,
4.25%, 2/09/18		2,150	2,161,197
Whitelabel IV SA (Ontex):
Facility B1, 6.75%, 8/11/17	EUR	160	223,532
Facility B2, 6.75%, 8/11/17		265	369,917
			3,710,480

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Telecommunication Services — 3.3%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD 1,366		$ 1,388,961
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		821	830,725
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.55%, 3/13/14		1,375	1,340,625
Term Loan B, 11.50%, 3/13/14		125	134,063
US Telepacific Corp., Term Loan B, 5.75%, 2/18/17		750	754,219
			4,448,593
Electric Utilities — 1.1%
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		1,437	1,450,527
Electronic Equipment, Instruments & Components — 0.9%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 3.51%, 7/15/17		467	466,684
Non Extended Term Loan, 4.26%, 10/10/14		720	718,400
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.51%, 10/01/14		21	20,611
Term Loan A-3, 2.51%, 10/01/14		24	24,046
			1,229,741
Energy Equipment & Services — 0.6%
MEG Energy Corp., Tranche D Term Loan, 6.00%, 4/03/16		816	823,367
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.58%, 7/09/15	GBP	750	1,175,037
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16	USD	526	529,200
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		1,288	1,298,468
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		229	229,245
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		883	852,695
			4,084,645
Food Products — 5.9%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/29/16		928	934,216
11.25%, 9/29/17		500	512,500
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 8.50%, 10/14/14		119	117,628
Term Loan A, 8.50%, 10/14/14		361	357,469
Term Loan B, 8.50%, 10/14/14		439	434,760
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		3,350	3,370,938
Green Mountain Coffee Roasters, Inc., Term Loan B
Facility, 5.50%, 11/09/16		500	503,282
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		150	149,438
Tranche D Term Loan, 6.00%, 4/02/14		581	585,852
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 5.50%, 3/02/17		305	306,998
Tranche C-1 Term Loan, 5.00% – 5.50%, 3/02/17		752	757,186
			8,030,267
Health Care Equipment & Supplies — 0.6%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC),
Term Loan, 3.26%, 5/20/14		352	349,837
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		284	284,888
Tranche C-2 Term Loan, 4.50%, 9/10/14		150	150,829
			785,554
Health Care Providers & Services — 6.2%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% – 2.56%, 7/25/14		56	55,916
Extended Term Loan, 3.76% – 3.81%, 1/25/17		311	311,669
Non Extended Term Loan, 2.51% – 2.56%, 7/25/14		1,093	1,083,681

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Providers & Services (concluded)
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/20/16	USD	600	$ 602,750
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		800	805,709
HCA, Inc.:
Tranche A-1 Term Loan, 1.55%, 11/16/12		1,132	1,125,755
Tranche B-1 Term Loan, 2.55%, 11/18/13		87	86,338
Tranche B-2 Term Loan, 3.55%, 3/31/17		232	232,345
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		603	591,185
Tranche A Term Loan, 8.50%, 2/22/15		360	352,889
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Term Loan B, 4.75%, 7/31/16		1,164	1,169,418
Term Loan B2, 4.75%, 8/04/16		300	301,125
Term Loan B2, 6.50%, 8/04/16		150	150,656
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/03/16		600	608,250
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		909	914,421
			8,392,107
Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar Term Loan,
5.25%, 2/26/16		993	1,001,565
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		600	604,500
			1,606,065
Hotels, Restaurants & Leisure — 8.9%
BLB Management Services, Inc. (Wembly, Inc.) Loan (Exit),
8.50%, 11/05/15		428	429,994
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		743	757,350
Boyd Gaming Corp., Term Loan A, 3.81%, 12/31/15		400	395,168
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/09/17		1,100	1,107,556
Gateway Casinos & Entertainment, Ltd., Term Loan B,
6.50% – 7.50%, 5/12/16	CAD	1,173	1,212,114
Harrah's Operating Co., Inc.:
Term Loan B-2, 3.30%, 1/28/15	USD	155	143,596
Term Loan B-3, 3.30%, 1/28/15		3,346	3,106,791
Term Loan B-4, 9.50%, 10/31/16		385	407,993
Seaworld Parks & Entertainment, Inc. (FKA SW
Aquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		411	412,676
Sea World, Term Loan B, 4.00%, 8/16/17		1,039	1,041,523
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.00% – 5.50%, 6/30/16		895	905,036
Travelport LLC (FKA Travelport, Inc.), Extended Delayed
Draw Term Loan, 4.96%, 8/21/15		229	222,331
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/16/14		571	576,265
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.79%, 5/27/13		300	299,938
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		298	298,109
Term B Funded Project Loan, 4.79%, 5/27/13		858	859,193
			12,175,633
Household Durables — 1.0%
Visant Corp. (FKA Jostens):
5.25%, 12/22/16		725	725,000
Tranche B Term Loan, 7.00%, 12/20/16		599	603,857
			1,328,857
IT Services — 4.7%
Ceridian Corp., US Term Loan, 3.26%, 11/09/14		1,030	1,014,396
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		209	210,829
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		1,245	1,178,648
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		1,728	1,636,250
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		881	833,832
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18		1,468	1,476,261
			6,350,216

		Par
Floating Rate Loan Interests (b)		(000)	Value
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.76% – 3.80%, 10/10/14	USD 1,085		$ 914,694
Initial Tranche B-2 Term Loan,
3.76% – 3.80%, 10/10/14		228	192,397
			1,107,091
Industrial Conglomerates — 1.7%
Sequa Corp., Term Loan, 3.56%, 12/03/14		897	886,969
Tomkins Plc, Term Loan A, 4.25%, 9/16/16		1,480	1,492,188
			2,379,157
Insurance — 0.9%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		1,200	1,207,000
Internet & Catalog Retail — 0.3%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		357	358,172
Leisure Equipment & Products — 0.3%
EB Sports Corp., Loan, 11.50%, 5/01/12		474	474,446
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.55%, 12/16/12		400	398,500
Marine — 0.3%
Horizon Lines, LLC:
Revolving Loan, 3.31%, 8/08/12		246	228,439
Term Loan, 3.31%, 8/08/12		134	127,782
			356,221
Media — 20.1%
Acosta, Inc., Term Loan, 4.75%, 2/03/18		1,150	1,158,625
Affinion Group, Inc., Tranche B Term Loan:
5.00%, 10/09/16		744	748,097
5.00%, 10/31/16		200	200,750
Atlantic Broadband Finance, LLC, Term Loan B,
5.00%, 11/12/15		483	482,508
Bresnan Telecommunications Co. LLC, Term Loan,
4.50%, 11/30/17		1,375	1,383,403
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		997	959,770
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		482	484,500
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		211	213,073
Term Loan C, 3.56%, 9/06/16		1,031	1,033,740
Clarke American Corp., Term Facility B, 2.80%, 6/30/14		571	544,355
Ellis Communications KDOC, LLC, Loan,
10.00%, 12/30/11		1,939	727,241
FoxCo Acquisition Sub, LLC, Term Loan B, 7.50%, 7/14/15		524	523,036
Getty Images, Inc., Initial Term Loan, 5.25%, 10/29/16		1,097	1,110,623
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		730	693,401
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson
Holdings, Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		3,000	3,020,157
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		1,350	1,361,089
Knology, Inc., Term Loan B, 4.00%, 8/31/17		600	603,750
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
Facility B1, 3.68%, 6/30/15	EUR	304	385,163
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17	USD	718	722,102
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,000	2,126,250
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		33	33,385
Class B Dollar Term Loan, 4.01%, 5/01/16		1,018	1,022,397
Sinclair Television Group, Inc., New Tranche B Term Loan,
5.50%, 10/29/15		614	620,284
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	1,000	1,393,757
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	918	898,401
UPC Broadband Holding B.V., Term U, 4.88%, 12/31/17 EUR		660	908,255

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 27

Schedule of Investments (continued)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Univision Communications, Inc., Extended First Lien
Term Loan, 4.52%, 3/31/17	USD	1,134	$ 1,103,078
Virgin Media Investment Holdings Ltd., Facility B,
4.53%, 12/31/15	GBP	750	1,219,125
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	1,200	1,211,100
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3,
2.76%, 8/09/11		633	613,828
			27,505,243
Metals & Mining — 2.0%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		643	619,169
14.00%, 6/29/13		626	602,834
Novelis Corp., Term Loan, 5.25%, 12/01/16		1,500	1,517,679
			2,739,682
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		4	4,310
Term B Advance (First Lien), 2.81%, 11/01/13		213	211,943
			216,253
Multiline Retail — 2.0%
Dollar General Corp., Tranche B-2 Term Loan,
3.01%, 7/07/14		270	270,395
Hema Holding BV, Facility D, 5.91%, 1/01/17	EUR	1,400	1,898,131
The Neiman Marcus Group, Inc., Tranche B-2 Term
Loan, 4.30%, 4/06/16	USD	495	496,833
			2,665,359
Oil, Gas & Consumable Fuels — 1.9%
EquiPower Resources Holdings, LLC, Term Loan B,
5.75%, 1/11/18		700	705,250
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15		1,153	1,181,772
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		1,817	744,987
			2,632,009
Personal Products — 0.9%
NBTY, Inc., Term Loan B:
6.25%, 9/20/17		650	656,635
4.75%, 10/01/17		625	625,000
			1,281,635
Pharmaceuticals — 1.2%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/03/17		700	701,750
Warner Chilcott Corp.:
Delayed Draw Term Loan B, 6.25%, 4/30/15		176	176,598
Term Loan A, 6.00%, 10/30/14		348	347,689
Term Loan B-1, 6.25%, 4/30/15		106	107,070
Term Loan B-3, 6.50%, 2/20/16		61	61,297
Term Loan C B-3, 6.25%, 4/30/15		209	210,421
			1,604,825
Professional Services — 1.6%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/01/17		1,400	1,413,300
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		700	705,425
			2,118,725
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien),
1.76%, 6/28/11		125	123,281
Real Estate Management & Development — 2.0%
Realogy Corp.:
Initial Term Loan B, 4.56%, 10/10/13		201	192,971
Synthetic Letter of Credit, 4.51%, 10/10/13		24	22,868
Term Loan B, 4.56%, 10/16/16		2,532	2,428,464
Term Loan C, 4.51%, 10/16/16		155	148,948
			2,793,251

		Par
Floating Rate Loan Interests (b)		(000)	Value
Road & Rail — 0.2%
Transtar Industries, Term Loan (First Lien),
6.25%, 12/07/16	USD	275	$ 279,125
Semiconductors & Semiconductor Equipment — 0.6%
Freescale Semiconductor, Inc., Term Loan B,
4.51%, 12/01/16		369	367,858
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		500	501,250
			869,108
Software — 0.9%
Rovi Corp., Term Loan B, 4.00%, 2/01/18		500	505,000
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		446	448,385
Vertafore, Inc., New Term Loan B, 5.25%, 7/29/16		335	337,512
			1,290,897
Specialty Retail — 4.4%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17		425	426,416
Gymboree Corp., Term Loan B, 5.00%, 2/11/18		700	702,100
J. Crew Group, Inc., Term Loan B, 5.25%, 2/01/18		1,350	1,350,000
Matalan Finance Plc, Term Facility, 5.61%, 3/24/16	GBP	277	448,263
Michaels Stores, Inc.:
Term Loan B, 4.25%, 2/28/18	USD	542	546,779
Term Loan B-1, 2.56%, 10/31/13		223	221,776
Term Loan B-2, 4.81%, 7/31/16		361	363,521
Petco Animal Supplies, Inc., Term Loan B,
4.75%, 11/24/17		1,150	1,150,001
Toys 'R' Us Delaware, Inc., Initial Loan, 6.00%, 8/17/16		766	771,777
			5,980,633
Textiles, Apparel & Luxury Goods — 0.4%
Philips Van Huesen Corp., US Tranche B Term Loan,
5.25%, 5/06/16		599	601,526
Wireless Telecommunication Services — 1.2%
MetroPCS Wireless, Inc., Tranche B-2 Term Loan,
3.81%, 11/03/16		506	508,342
Vodafone Americas Finance 2 Inc., Initial Loan,
6.88%, 7/30/15		1,035	1,071,566
			1,579,908
Total Floating Rate Loan Interests — 114.5%			156,186,713
	Beneficial
	Interest
Other Interests (i)		(000)
Auto Components — 1.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B
Membership Interests		—(j)	1,344,894
Intermet Liquidating Trust, Class A		256	3
			1,344,897
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests (k)		—(j)	596,461
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		360	4
Household Durables — 0.5%
Stanley Martin, Class B Membership Units (k)		1	648,116
Metals & Mining — 0.6%
RathGibson Acquisition Corp., LLC (k)		88	744,139
Total Other Interests — 2.5%			3,333,617
Warrants (l)		Shares
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		304	3
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No expiration)		1	—

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)
(Percentages shown are based on Net Assets)

Warrants (l)	Shares	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17) 357		$ 4
HMH Holdings/EduMedia (Expires 3/09/17)	4,970	—
		4
Total Warrants — 0.0%		7
Total Long-Term Investments
(Cost — $199,079,559) — 142.3%		194,063,218
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.15% (m)(n)	3,037,317	3,037,317
Total Short-Term Securities
(Cost — $3,037,317) — 2.2%		3,037,317
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires 12/01/19,
Broker Goldman Sachs Bank USA	13	—
Total Options Purchased (Cost — $12,711) — 0.0%		—
Total Investments (Cost — $202,129,587*) — 144.5%		197,100,535
Liabilities in Excess of Other Assets — (44.5)%		(60,682,625)
Net Assets — 100.0%		$136,417,910

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$200,043,870
Gross unrealized appreciation	$ 8,254,176
Gross unrealized depreciation	(11,197,511)
Net unrealized depreciation	$ (2,943,335)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Bank of America & Co.	$ 493,150	—

(d) Non-income producing security.
(e) Convertible security.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at	Net	Shares Held at
Affiliate	August 31, 2010	Activity	February 28, 2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class 1,822,139		1,215,178	3,037,317	$2,262

(n) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of February 28, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	1,685,223	CAD	1,671,000	Citibank NA	4/14/11	$ (33,011)
USD	2,394,276	GBP	1,534,500	Citibank NA	4/14/11	(99,244)
USD	7,184,625	EUR	5,250,000	Citibank NA	4/27/11	(54,917)
USD	205,380	EUR	150,000	Royal Bank
				of Scotland	4/27/11	(1,464)
Total						$ (188,636)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 29

Schedule of Investments (concluded)
BlackRock Diversified Income Strategies Fund, Inc. (DVF)

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments:
Asset-Backed
Securities	—	$ 1,803,522	$ 3,603,487	$ 5,407,009
Common Stocks	$ 446,403	1,281,443	227,711	1,955,557
Corporate Bonds	—	26,071,329	1,108,986	27,180,315
Floating Rate
Loan Interests .	—	136,522,127	19,664,586	156,186,713
Other Interests .	—	1,344,894	1,988,723	3,333,617
Warrants	—	—	7	7
Short-Term
Securities	3,037,317	—	—	3,037,317
Unfunded Loan
Commitments .	—	30,646	361	31,007
Liabilities:
Unfunded Loan
Commitments .	—	—	(4,760)	(4,760)
Total	$ 3,483,720	$167,053,961	$26,589,101	$197,126,782

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency
exchange
contracts	—	$ (186,636)	—	$ (186,636)

1 Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are shown at the unrealized appreciation/
depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Common	Corporate	Floating Rate	Other		Unfunded Loan
	Securities	Stocks	Bonds	Loan Interests	Interests	Warrants	Commitments	Total
Assets:
Balance, as of August 31, 2010	$ 338,985	$ 230,600	$ 904,927	$22,878,826	$ 1,589,042	$ 3	$ 3,118	$25,945,501
Accrued discounts/premiums	66,762	—	13,336	420,178	—	—	—	500,276
Net realized gain (loss)	(1,324,498)	—	1,665	(163,595)	—	—	—	(1,486,428)
Net change in unrealized appreciation/
depreciation[2]	982,950	373,828	(16,201)	1,065,861	(431,019)	—	(2,757)	1,972,662
Purchases	4,038,038	—	223,447	13,721,843	830,700	4	—	18,814,032
Sales	(498,750)	(376,717)	(18,200)	(18,467,896)	—	—	—	(19,361,563)
Transfers in3	—	—	12	4,827,416	—	—	—	4,827,428
Transfers out[3]	—	—	—	(4,618,047)	—	—	—	(4,618,047)
Balance, as of February 28, 2011	$ 3,603,487	$ 227,711	$ 1,108,986	$19,664,586	$ 1,988,723	$ 7	$ 361	$26,593,861

2 Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in the unrealized appreciation/depreciation on the securities still held on February 28, 2011 was $(41,679).
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Unfunded
Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (46,743)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[4]	41,983
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of February 28, 2011	$ (4,760)

4 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in the unrealized appreciation/
depreciation on the securities still held on February 28, 2011 was $42,183.
5 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2011 (Unaudited)
 BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value
ARES CLO Funds (a)(b):
Series 2005-10A, Class B, 0.69%, 9/18/17	USD 750	$ 660,000
Series 2011-16A, Class C, 2.90%, 5/17/21 (c)	650	641,095
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.66%, 8/28/19 (a)(b)	1,000	857,500
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
0.78%, 6/19/21 (a)(b)	750	640,905
Centurion CDO 9 Ltd., Series 2005-9A, Class B,
1.07%, 7/17/19 (a)(b)	620	510,390
Flagship CLO, Series 2006-1A, Class B,
0.64%, 9/20/19 (a)(b)	1,304	1,075,800
Fraser Sullivan CLO Ltd., Series 2006-2A, Class B,
0.70%, 12/20/20 (a)(b)	500	441,875
Gannett Peak CLO Ltd., Class A2:
Series 2006-1A, 0.66%, 10/27/20 (a)(b)	830	714,837
Series 2006-1X, 0.66%, 10/27/20	575	484,438
Goldman Sachs Asset Management CLO Plc,
Series 2007-1A, Class B, 0.75%, 8/01/22 (a)(b)	1,255	1,054,827
KKR CLO Ltd., Series 2005-1A, Class B,
0.75%, 4/26/17 (a)(b)	500	456,250
Landmark CDO Ltd., Series 2006-8A, Class B,
0.66%, 10/19/20 (a)(b)	1,075	935,078
MAPS CLO Fund LLC, Series 2005-1A, Class C,
1.25%, 12/21/17 (a)(b)	575	501,688
Portola CLO Ltd., Series 2007-1X, Class B1,
1.76%, 11/15/21	765	707,625
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
0.90%, 7/15/19 (a)(b)	655	561,944
Total Asset-Backed Securities — 3.6%		10,244,252
Common Stocks (d)	Shares
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	13,117	5,036
Wellman Holdings, Inc.	430	21
		5,057
Construction Materials — 0.0%
Nortek, Inc.	1,540	68,530
Electrical Equipment — 0.0%
Medis Technologies Ltd.	71,654	1,505
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.	133,089	439,726
Ainsworth Lumber Co. Ltd. (a)	152,951	505,350
Western Forest Products, Inc. (a)	84,448	64,321
		1,009,397
Software — 0.2%
HMH Holdings/EduMedia	92,606	463,030
Total Common Stocks — 0.6%		1,547,519
	Par
Corporate Bonds	(000)
Airlines — 0.2%
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD 541	584,363
Auto Components — 0.8%
Delphi International Holdings Unsecured,
12.00%, 10/06/14	32	35,537
Icahn Enterprises LP, 7.75%, 1/15/16	2,215	2,286,988
		2,322,525

		Par
Corporate Bonds		(000)	Value
Chemicals — 1.0%
CF Industries, Inc., 6.88%, 5/01/18	USD	905	$ 999,459
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (e)(f)		857	856,987
10.00%, 3/31/15		844	780,848
Wellman Holdings, Inc., Subordinate Note (Third Lien),
5.00%, 1/29/19 (e)(f)		476	185,485
			2,822,779
Commercial Banks — 1.2%
CIT Group, Inc.:
7.00%, 5/01/14		150	152,906
7.00%, 5/01/16		400	403,500
7.00%, 5/01/17		2,815	2,836,113
			3,392,519
Commercial Services & Supplies — 0.7%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		1,249	1,283,347
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		530	569,750
			1,853,097
Construction Materials — 0.6%
Nortek, Inc., 11.00%, 12/01/13		1,547	1,647,389
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17		360	387,900
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		915	983,625
			1,371,525
Containers & Packaging — 1.2%
Berry Plastics Corp., 8.25%, 11/15/15		1,600	1,714,000
OI European Group BV, 6.88%, 3/31/17	EUR	143	205,474
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		525	767,947
7.75%, 11/15/19		500	738,277
			3,425,698
Diversified Financial Services — 1.6%
Ally Financial, Inc., 2.51%, 12/01/14 (b)	USD	2,600	2,554,903
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		160	176,400
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)		700	745,500
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	400	585,102
6.88%, 2/15/21	USD	395	395,987
			4,457,892
Diversified Telecommunication Services — 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16		540	592,650
Qwest Communications International, Inc.:
8.00%, 10/01/15		600	654,750
Series B, 7.50%, 2/15/14		434	440,510
			1,687,910
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (a)		500	537,500
Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9.50%, 4/01/12 (a)		250	247,500
Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		600	640,500
Smithfield Foods, Inc., 10.00%, 7/15/14		363	428,340
			1,068,840
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		1,245	1,364,831
Health Care Providers & Services — 0.8%
HCA, Inc., 7.25%, 9/15/20		485	523,194
Tenet Healthcare Corp.:
9.00%, 5/01/15		175	192,500
8.88%, 7/01/19		1,360	1,547,000
			2,262,694

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 31

Schedule of Investments (continued)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)	USD	1,860	$ 2,180,850
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18		45	42,300
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20 (a)		473	390,225
MGM Resorts International, 10.38%, 5/15/14		490	548,800
			981,325
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,200	1,395,000
Independent Power Producers & Energy Traders — 2.5%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (a)		1,125	1,220,625
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)		1,000	1,041,352
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		2,700	2,818,400
NRG Energy, Inc., 7.63%, 1/15/18 (a)		2,000	2,082,500
			7,162,877
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%, 12/01/15 (a)(e)		1,557	1,724,750
Media — 2.1%
CSC Holdings, Inc., 8.50%, 4/15/14		420	470,400
Checkout Holding Corp., 10.69% 11/15/15 (a)(g)		870	561,150
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	445,110
Series B, 9.25%, 12/15/17		1,604	1,784,450
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		615	661,125
UPC Germany GmbH, 8.13%, 12/01/17 (a)		2,000	2,145,000
			6,067,235
Metals & Mining — 0.7%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15 (a)		840	871,500
Novelis, Inc., 8.38%, 12/15/17 (a)		935	1,030,837
			1,902,337
Multiline Retail — 0.2%
Dollar General Corp., 11.88%, 7/15/17 (e)		445	514,531
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		275	299,750
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (a)(e)		1,266	1,285,258
Verso Paper Holdings LLC, Series B, 4.05%, 8/01/14 (b)		340	338,300
			1,623,558
Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc., 4.06%, 12/01/13 (b)		515	432,600
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		95	98,325
7.00%, 10/01/20		120	124,050
			654,975
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%, 10/01/20 (a)		170	170,000
Real Estate Investment Trusts (REITs) — 0.1%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (a)		140	141,400
Wireless Telecommunication Services — 1.5%
Cricket Communications, Inc., 7.75%, 5/15/16		1,700	1,797,750
Digicel Group Ltd. (a):
9.13%, 1/15/15 (e)		278	289,537
8.25%, 9/01/17		315	329,175
iPCS, Inc., 2.43%, 5/01/13 (b)		1,500	1,481,250
Nextel Communications, Inc., Series E, 6.88%, 10/31/13		275	277,234
			4,174,946
Total Corporate Bonds — 20.7%			58,040,596

		Par
Floating Rate Loan Interests (b)		(000)	Value
Aerospace & Defense — 3.0%
DynCorp International, Term Loan, 6.25%, 7/07/16	USD	1,746	$ 1,759,808
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.20%, 3/26/14		78	69,322
Term Loan, 2.26% – 2.30%, 3/26/14		1,337	1,195,033
SI Organization Co., New Tranche B Term Loan,
4.50%, 10/29,15		1,925	1,939,437
Scitor Corp., Term Loan B, 5.75%, 2/01/17		1,550	1,544,188
TransDigm, Inc., Term Loan (First Lien), 5.25%, 2/14/17		1,800	1,810,746
			8,318,534
Airlines — 0.7%
Delta Air Lines, Inc., Credit-Linked Deposit Loan,
0.11% – 2.26%, 4/30/12		1,888	1,873,344
Auto Components — 1.1%
Allison Transmission, Inc., Term Loan, 3.02%, 8/07/14		1,189	1,184,985
GPX International Tire Corp., Tranche B Term Loan (d)(h):
8.37%, 3/30/12		549	—
12.00%, 4/11/12		9	—
Armored Autogroup, Inc. (FKA Viking Aquisition, Inc.),
Term Loan B, 6.00%, 11/02/16		1,090	1,095,450
UCI International, Inc., Term Loan, 5.50%, 7/06/17		750	752,579
			3,033,014
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%, 10/01/16		1,200	1,214,000
Building Products — 3.6%
Armstrong World Industries, Inc., Term Loan B,
5.00%, 5/17/16		1,550	1,567,422
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		1,800	1,805,634
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/13/16		4,738	4,772,922
Momentive Performance Materials (Blitz 06-103 GmbH),
Tranche B-2B Term Loan, 4.36%, 5/05/15	EUR	652	874,461
PGT Industries, Inc., Tranche A-2 Term Loan,
6.75%, 2/14/12	USD	1,068	1,047,035
			10,067,474
Capital Markets — 1.9%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13		456	459,196
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16		1,975	1,984,875
Nuveen Investments, Inc.:
Extended Term Loan (First Lien),
5.80% – 5.81%, 5/13/17		1,753	1,746,353
Non Extended Term Loan (First Lien), 3.30%, 11/13/14		1,222	1,184,902
			5,375,326
Chemicals — 6.9%
AZ Chem US, Inc., Term Loan B, 6.75%, 11/18/16		1,187	1,199,353
Chemtura Corp., Term Facility, 5.50%, 8/16/16		1,400	1,411,084
General Chemical Corp., Tranche B Term Loan,
7.25%, 9/30/15		1,995	2,024,925
MacDermid, Inc., Tranche C Term Loan,
3.07%, 4/12/14	EUR	542	723,507
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	1,200	1,203,500
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Facility (First Lien), 3.52% – 3.56%, 7/30/14		1,871	1,840,975
Rockwood Specialties Group, Inc., Term Loan B,
3.75%, 2/01/18		1,750	1,768,594
Solutia, Inc., Term Loan, 4.50%, 3/17/17		1,067	1,068,392
Styron Sarl, Term Loan B, 6.00%, 7/27/17		2,700	2,724,300
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		2,775	2,798,116
Univar, Inc., Term Loan B, 5.00%, 6/30/17		2,700	2,709,283
			19,472,029
Commercial Banks — 1.2%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		3,250	3,291,301

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies — 4.0%
ARAMARK Corp.:
Letter of Credit - 1 Facility, 0.11%, 1/26/14	USD	16	$ 16,310
Letter of Credit - 2 Facility, 0.11%, 7/26/16		24	23,576
US Term Loan, 2.18%, 1/26/14		203	202,466
US Term Loan B, 3.55%, 7/26/16		358	358,490
AWAS Finance Luxembourg Sarl, Loan,
7.75%, 6/10/16		523	537,056
Advanced Disposal Services, Inc., Term Loan (First Lien),
6.00%, 1/14/15		1,089	1,095,806
Altegrity, Inc., (FKA US Investigations Services, Inc.),
Tranche D Term Loan, 7.75%, 2/21/15		1,741	1,776,075
Casella Waste Systems, Inc., Term Loan B,
7.00%, 4/09/14		739	738,750
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		1,875	1,891,070
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B
Dollar Term Loan, 5.25%, 11/24/15		772	772,124
Protection One, Inc., Term Loan, 6.00%, 6/04/16		864	866,341
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		572	569,503
Synagro Technologies, Inc., Term Loan (First Lien),
2.27%, 4/02/14		1,548	1,439,580
Volume Services America, Inc. (Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		998	1,007,056
			11,294,203
Communications Equipment — 1.8%
Avaya, Inc., Term Loan B:
3.06%, 10/24/14		1,187	1,150,857
4.81%, 10/24/17		1,927	1,887,796
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		2,000	2,029,166
			5,067,819
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		1,700	1,700,000
Construction Materials — 0.3%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25% – 6.75%, 8/05/16		832	841,018
Consumer Finance — 1.5%
Springleaf Financial Funding Co. (FKA AGFS Funding
Co.), Term Loan, 7.25%, 4/21/15		4,100	4,136,490
Containers & Packaging — 0.8%
Anchor Glass Container Corp., Term Loan (First Lien),
6.00%, 3/02/16		305	306,441
Berry Plastics Holding Corp., Term Loan C,
2.29% – 2.31%, 4/03/15		278	270,501
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		626	629,767
Term Loan D, 6.00%, 9/16/16		1,097	1,105,676
			2,312,385
Diversified Consumer Services — 3.1%
Coinmach Service Corp., Term Loan,
3.26% – 3.31%, 11/14/14		3,241	3,038,357
Laureate Education:
Closing Date Term Loan, 3.55%, 8/17/14		1,174	1,149,621
Delayed Draw Term Loan, 3.55%, 8/15/14		176	172,114
Series A New Term Loan, 7.00%, 8/15/14		2,454	2,467,924
ServiceMaster Co.:
Closing Date Term Loan, 2.76% – 2.81%, 7/24/14		1,833	1,804,094
Delayed Draw Term Loan, 2.77%, 7/24/14		183	179,661
			8,811,771

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Financial Services — 2.6%
MSCI, Inc., Term Loan B, 4.75%, 6/01/16	USD	1,617	$ 1,624,918
Reynolds Group Holdings, Inc., Term Loan E,
4.25%, 2/09/18		4,400	4,422,915
Whitelabel IV SA (Ontex):
Facility B1, 6.75%, 8/11/17	EUR	339	473,363
Facility B2, 6.75%, 8/11/17		561	783,353
			7,304,549
Diversified Telecommunication Services — 2.7%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	1,350	1,373,062
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		1,617	1,636,277
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.55%, 3/13/14		2,950	2,876,250
Term Loan B, 11.50%, 3/13/14		250	268,125
US Telepacific Corp., Term Loan B, 5.75%, 2/18/17		1,500	1,508,438
			7,662,152
Electric Utilities — 1.0%
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		2,923	2,951,024
Electronic Equipment, Instruments & Components — 0.9%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 3.51%, 7/15/17		986	985,656
Non Extended Term Loan, 4.26%, 10/10/14		1,490	1,486,689
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.51%, 10/01/14		39	38,932
Term Loan A-3, 2.51%, 10/01/14		46	45,421
			2,556,698
Energy Equipment & Services — 0.7%
MEG Energy Corp., Tranche D Term Loan,
6.00%, 4/03/16		2,055	2,073,342
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.58%, 7/09/15	GBP	1,825	2,859,258
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50% – 5.75%, 2/11/16	USD	1,052	1,058,399
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		2,361	2,380,524
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		473	473,442
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		1,782	1,719,795
			8,491,418
Food Products — 6.2%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/29/16		1,965	1,978,925
11.25%, 9/29/17		1,100	1,127,500
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan, 8.50%, 10/14/14		248	245,950
Term Loan A, 8.50%, 10/14/14		755	747,435
Term Loan B, 8.50%, 10/14/14		918	909,044
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		6,950	6,993,437
Green Mountain Coffee Roasters, Inc., Term Loan B
Facility, 5.50%, 11/09/16		1,000	1,006,563
Michaels Stores, Inc.:
Term Loan B1, 2.56% – 2.63%, 10/31/13		125	125,990
Term Loan B1, 4.81% – 4.87%, 10/31/13		965	972,608
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		300	298,875
Tranche D Term Loan, 6.00%, 4/02/14		1,213	1,222,032
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 5.50%, 3/02/17		493	496,395
Tranche C-1 Term Loan, 5.00% – 5.50%, 3/02/17		1,227	1,234,687
			17,359,441

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 33

Schedule of Investments (continued)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Equipment & Supplies — %
Biomet, Inc., Dollar Term Loan,
3.26% – 3.30%, 3/25/15	USD	339	$ 338,773
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC),
Term Loan, 3.26%, 5/20/14		800	793,822
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		627	630,002
Tranche C-2 Term Loan, 4.50%, 9/10/14		334	335,687
			2,098,284
Health Care Providers & Services — 6.2%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% – 2.56%, 7/25/14		115	113,699
Extended Term Loan, 3.76% – 3.81%, 1/25/17		784	785,336
Non Extended Term Loan, 2.51% – 2.56%, 7/25/14		2,213	2,194,807
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		1,300	1,305,958
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		1,700	1,712,131
HCA, Inc.:
Tranche A-1 Term Loan, 1.55%, 11/19/12		1,319	1,312,038
Tranche B-1, Term Loan, 2.55%, 11/18/13		636	633,918
Tranche B-2, Term Loan, 3.55%, 3/31/17		1,166	1,168,704
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		1,235	1,210,300
Tranche A Term Loan, 8.50%, 2/22/15		720	705,778
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Term Loan B, 4.75%, 7/31/16		2,433	2,443,781
Term Loan B2, 4.75%, 8/04/16		567	568,792
Term Loan B2, 6.50%, 8/04/16		283	284,573
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/03/16		1,200	1,216,500
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,802	1,813,846
			17,470,161
Health Care Technology — 1.1%
IMS Health, Inc., Tranche B Dollar, Term Loan,
5.25%, 2/26/16		1,876	1,891,229
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,200	1,209,000
			3,100,229
Hotels, Restaurants & Leisure — 9.2%
BLB Management Services, Inc. (Wembly, Inc.) Loan (Exit),
8.50%, 11/05/15		891	896,266
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		1,485	1,514,700
Boyd Gaming Corp., Term Loan A, 3.81%, 12/31/15		450	444,564
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/09/17		2,300	2,315,799
Gateway Casinos & Entertainment, Ltd., Term Loan B,
6.50% – 7.50%, 5/12/16	CAD	2,370	2,450,073
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.30%, 1/28/15	USD	192	178,472
Term Loan B-2, 3.30%, 1/28/15		315	291,825
Term Loan B-3, 3.30%, 1/28/15		6,983	6,483,570
Term Loan B-4, 9.50%, 10/31/16		575	609,340
Seaworld Parks & Entertainment, Inc. (FKA SW
Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		2,326	2,331,087
Sea World, Term Loan B, 4.00%, 8/16/17		674	677,162
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.50%, 6/30/16		1,790	1,810,072
Travelport LLC (FKA Travelport, Inc.):
Delayed Draw Term Loan, 4.96%, 8/21/15		473	459,163
Extended Delayed Draw Term Loan, 4.96%, 8/21/15		148	143,523
Term Loan B, 4.96%, 8/21/15		720	699,661
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/16/14		1,141	1,152,529
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.79%, 5/27/13		758	757,833
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		234	234,700
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		705	706,283
Term B Funded Project Loan, 4.79%, 5/27/13		1,635	1,636,749
			25,793,371

		Par
Floating Rate Loan Interests (b)		(000)	Value
Household Durables — 1.0%
Visant Corp. (FKA Jostens):
7.00%, 12/20/16	USD	1,475	$ 1,475,000
Tranche B Term Loan, 7.00%, 12/20/16		1,297	1,308,356
			2,783,356
IT Services — 4.4%
Ceridian Corp., US Term Loan, 3.26%, 11/09/14		1,247	1,228,300
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		413	416,614
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		2,770	2,622,373
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		3,818	3,615,224
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		1,270	1,202,048
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18		3,235	3,252,789
			12,337,348
Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.76% – 3.80%, 10/10/14		1,522	1,283,055
Initial Tranche B-3 Term Loan,
3.76% – 3.80%, 10/10/14		1,408	1,183,915
			2,466,970
Industrial Conglomerates — 1.7%
Sequa Corp., Term Loan, 3.56%, 12/03/14		1,768	1,748,735
Tomkins Plc, Term Loan A, 4.25%, 9/16/16		2,960	2,984,375
			4,733,110
Insurance — 0.9%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		2,425	2,439,145
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		536	537,258
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.55%, 12/16/12		825	821,906
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.31%, 8/08/12		491	456,879
Term Loan, 3.31%, 8/08/12		268	255,563
			712,442
Media — 19.2%
Acosta, Inc., Term Loan, 4.75%, 2/03/18		2,350	2,367,625
Affinion Group, Inc., Tranche B Term Loan:
5.00%, 10/09/16		1,489	1,496,194
5.00%, 10/31/16		500	501,875
Atlantic Broadband Finance, LLC, Term Loan B,
5.00%, 11/12/15		965	965,017
Bresnan Telecommunications Co. LLC, Term Loan,
4.50%, 11/30/17		2,925	2,942,875
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		2,992	2,879,310
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		771	774,419
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		413	416,000
Term Loan C, 3.56%, 9/06/16		2,397	2,402,595
Clarke American Corp., Term Facility B, 2.80%, 6/30/14		1,238	1,181,015
FoxCo Acquisition Sub, LLC, Term Loan B, 7.50%, 7/14/15		936	934,699
Getty Images, Inc., Initial Term Loan, 5.25%, 10/29/16		2,145	2,170,764
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		1,465	1,390,952
Hanley-Wood, LLC (FSC Acquisition), Term Loan,
2.56% – 2.63%, 3/10/14		4	1,861
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson
Holdings Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		6,500	6,543,673
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		2,750	2,772,588
Knology, Inc., Term Loan B, 4.00%, 8/31/17		1,200	1,207,500

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 6/30/15	EUR	304	$ 385,163
Facility C1, 3.93%, 6/30/16		304	385,163
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 6.97%, 3/01/13 (e)	USD	1,263	1,174,431
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17		448	450,531
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,500	2,657,813
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		55	55,165
Class B Dollar Term Loan, 4.01%, 5/01/16		2,336	2,346,976
Sinclair Television Group, Inc., New Tranche B Term Loan,
5.50%, 10/29/15		1,023	1,033,806
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	2,000	2,787,514
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	1,893	1,852,309
UPC Broadband Holding B.V., Term U, 4.88%, 12/31/17 EUR		1,456	2,002,289
Univision Communications, Inc., Extended First Lien
Term Loan, 4.52%, 3/31/17	USD	2,309	2,245,017
Virgin Media Investment Holdings Ltd., Facility B,
4.53%, 12/31/15	GBP	1,350	2,194,425
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	2,500	2,523,125
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3,
2.76%, 8/09/11		844	818,437
			53,861,126
Metals & Mining — 1.4%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13		513	494,231
14.00%, 6/29/13		500	481,147
Novelis Corp., Term Loan, 5.25%, 12/01/16		3,000	3,035,358
			4,010,736
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		8	8,166
Term B Advance (First Lien), 2.81%, 11/01/13		404	401,626
			409,792
Multiline Retail — 1.0%
Dollar General Corp., Tranche B-2 Term Loan,
3.01%, 7/07/14		616	616,330
Hema Holding BV:
Facility B, 2.91%, 7/06/15	EUR	406	555,278
Facility C, 3.66%, 7/05/16		406	555,278
The Neiman Marcus Group, Inc., Tranche B-2 Term
Loan, 4.30%, 4/06/16	USD	1,017	1,022,057
			2,748,943
Oil, Gas & Consumable Fuels — 1.4%
EquiPower Resources Holdings, LLC, Term Loan B,
5.75%, 1/11/18		1,450	1,460,875
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		2,354	2,412,417
			3,873,292
Paper & Forest Products — 1.1%
Georgia-Pacific LLC, Term Loan B, 2.30%, 12/23/12		1,128	1,128,452
Verso Paper Finance Holdings LLC, Loan,
6.55% – 7.30%, 2/01/13 (e)		2,193	1,973,467
			3,101,919
Personal Products — 0.9%
NBTY, Inc., Term Loan B:
6.25%, 9/20/17		1,300	1,313,270
4.75%, 10/01/17		1,300	1,300,000
			2,613,270

		Par
Floating Rate Loan Interests (b)		(000)	Value
Pharmaceuticals — 1.2%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/03/17	USD	1,467	$ 1,470,333
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		425	428,008
Delayed Draw Term Loan B, 6.25%, 4/30/15		338	339,675
Term Loan A, 6.00%, 10/30/14		695	695,174
Term Loan B-1, 6.25%, 4/30/15		203	204,027
Term Loan B-3, 6.50%, 2/20/16		151	152,379
			3,289,596
Professional Services — 1.6%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/01/17		2,875	2,902,313
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		1,500	1,511,625
			4,413,938
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien),
1.76%, 6/28/11		225	221,906
Real Estate Management & Development — 2.4%
Mattamy Funding Partnership, Term Loan,
2.56%, 4/11/13		407	388,491
Realogy Corp.:
Exit Term Loan, 3.29%, 10/16/16		600	578,625
Term Loan B, 4.56%, 10/16/16		5,710	5,476,496
Term Loan C, 4.51%, 10/16/16		300	287,537
			6,731,149
Road & Rail — 0.2%
Transtar Industries, Term Loan (First Lien), 6.25%, 12/07/16		500	507,500
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Extended Maturity
Term Loan, 4.51%, 12/01/16		651	854,642
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		1,100	1,102,750
			1,957,392
Software — 1.1%
Rovi Corp., Term Loan B, 4.00%, 2/01/18		1,000	1,010,000
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		1,290	1,297,508
Vertafore, Inc., New Term Loan B, 5.25%, 7/29/16		685	690,137
			2,997,645
Specialty Retail — 4.0%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17		950	953,167
Gymboree Corp., Term Loan B, 5.00%, 2/11/18		1,450	1,454,350
J. Crew Group, Inc., Term Loan B, 5.25%, 2/01/18		2,800	2,800,000
Matalan Finance Plc, Term Facility, 5.61%, 3/24/16	GBP	462	747,098
Michaels Stores, Inc.:
Term Loan B-1, 2.56% – 2.63%, 10/31/13	USD	736	733,446
Term Loan B-2, 4.81% – 4.88%, 7/31/16		495	498,733
Petco Animal Supplies, Inc., Term Loan B,
4.75%, 11/24/17		2,375	2,375,000
Toys 'R' Us Delaware, Inc., Initial Loan, 6.00%, 8/17/16		1,637	1,648,796
			11,210,590
Textiles, Apparel & Luxury Goods — 0.4%
Philips Van Huesen Corp., US Tranche B Term Loan,
5.25%, 5/06/16		1,212	1,217,115
Wireless Telecommunication Services — 1.0%
MetroPCS Wireless, Inc., Tranche B-2 Term Loan,
3.81%, 11/03/16		987	990,475
Vodafone Americas Finance 2 Inc., Initial Loan,
6.88%, 7/30/15		1,812	1,875,241
			2,865,716
Total Floating Rate Loan Interests — 112.6%			316,532,537

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 35

Schedule of Investments (continued)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Other Interests (i)	(000)	Value
Auto Components — 1.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B
Membership Interests	—(j) $	2,829,275
Diversified Financial Services — 0.3%
J.G. Wentworth LLC Preferred Equity Interests (k)	—(j)	684,050
Total Other Interests — 1.3%		3,513,325
Warrants (l)	Shares
Software — 0.0%
HMH Holdings/EduMedia (Expires 3/09/17)	11,690	—
Total Warrants — 0.0%		—
Total Long-Term Investments
(Cost — $387,858,960) — 138.8%	389,878,229
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.15% (m)(n)	2,358,167	2,358,167
Total Short-Term Securities
(Cost — $2,358,167) — 0.8%		2,358,167
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires 12/21/19,
Broker Goldman Sachs Bank USA	20	—
Total Options Purchased (Cost — $19,555) — 0.0%		—
Total Investments (Cost — $390,236,682*) — 139.6%	392,236,396
Liabilities in Excess of Other Assets — (39.6)%	(111,169,305)
Net Assets — 100.0%	$281,067,091

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 388,985,138
Gross unrealized appreciation	$ 13,197,780
Gross unrealized depreciation	(9,946,522)
Net unrealized appreciation	$ 3,251,258

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Bank of America & Co.	$ 641,095	—

(d) Non-income producing security.
(e) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(f) Convertible security.
(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(j) Amount is less than $1,000.
(k) The investment is held by a wholly owned taxable subsidiary of the Fund.
(l) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(m) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Net	Shares Held at
Affiliate	August 31, 2010		Activity	February, 2011	Income
	BlackRock Liquidity
Funds, TempFund,
	Institutional Class	788,199	1,569,968	2,358,167	$ 2,884

(n) Represents the current yield as of report date.

• Foreign currency exchange contracts as of February 28, 2011 were as follows:

						Unrealized
Currency			Currency		Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	157,253	EUR	114,000	Citibank NA	3/01/11	$ (62)
USD	2,686,266	CAD	2,665,000	Citibank NA	4/14/11	(54,066)
USD	4,137,941	GBP	2,652,000	Citibank NA	4/14/11	(171,486)
USD	804,405	GBP	498,500 Deutsche Bank AG		4/14/11	(5,644)
USD12,407,757		EUR	9,070,000	Citibank NA	4/27/11	(99,414)
EUR	750,000	USD	1,028,599	Citibank NA	4/27/11	5,622
USD	390,223	EUR	285,000	Royal Bank
				of Scotland	4/27/11	(2,781)
EUR	150,000	USD	205,181	UBS AG	4/27/11	1,663
Total						$ (326,168)

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments:
Asset-Backed
Securities	—	$ 3,363,154	$ 6,881,098	$ 10,244,252
Common Stocks .	$ 574,082	505,350	468,087	1,547,519
Corporate Bonds.	—	55,791,514	2,249,082	58,040,596
Floating Rate
Loan Interests	—	276,656,452	39,876,085	316,532,537
Other Interests	—	2,829,275	684,050	3,513,325
Short-Term
Securities	2,358,167	—	—	2,358,167
Unfunded Loan
Commitments	—	26,990	4,269	31,259
Liabilities:
Unfunded Loan
Commitments	—	—	(11,082)	(11,082)
Total	$ 2,932,249	$339,172,735 $ 50,151,589 $392,256,573

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts.	—	$ 7,285	—	$ 7,285
Liabilities:
Foreign currency
exchange
contracts.	—	(333,453)	—	(333,453)
Total	—	$ (326,168)	—	$ (326,168)

1 Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are shown at the unrealized appreciation/
depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed	Common	Corporate	Floating Rate	Other	Unfunded Loan
	Securities	Stocks	Bonds	Loan Interests	Interests	Commitments	Total
Assets:
Balance, as of August 31, 2010	—	$ 472,121	$ 1,318,391	$39,854,006	$ 684,050	$ 6,517	$42,335,085
Accrued discounts/premiums	$ 31,427	—	64,382	908,601	—	—	1,004,410
Net realized gain (loss)	—	—	—	(362,035)	—	—	(362,035)
Net change in unrealized appreciation/
depreciation[2]	(13,827)	(4,034)	443,084	1,737,303	—	(2,248)	2,160,278
Purchases	6,863,498	—	423,225	16,953,831	—	—	24,240,554
Sales	—	—	—	(21,483,046)	—	—	(21,483,046)
Transfers in3	—	—	—	8,064,078	—	—	8,064,078
Transfers out[3]	—	—	—	(5,796,653)	—	—	(5,796,653)
Balance, as of February 28, 2011	$ 6,881,098	$ 468,087	$ 2,249,082	$39,876,085	$ 684,050	$ 4,269	$50,162,671

2 Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in the unrealized appreciation/depreciation on the securities still held on February 28, 2011 was $1,866,252.
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Unfunded
Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (75,622)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[4]	64,540
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of February 28, 2011	$ (11,082)

4 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in the unrealized appreciation/
depreciation on the securities still held on February 28, 2011 was $64,540.
5 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 37

Schedule of Investments February 28, 2011 (Unaudited)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
Asset-Backed Securities — 5.1%
321 Henderson Receivables I LLC, Series 2010-3A,
Class A, 3.82%, 12/15/48 (a)	USD	5,032	$ 4,871,786
ARES CLO Funds, Series 2005-10A, Class B,
0.69%, 9/18/17 (a)(b)		1,500	1,320,000
Ballyrock CDO Ltd., Series 2006-1A, Class B,
0.66%, 8/28/19 (a)(b)		1,500	1,286,250
CSAM Funding, Series 2A, Class B1, 7.05%, 10/15/16		750	776,250
Canaras Summit CLO Ltd., Series 2007-1A, Class B,
0.78%, 6/19/21 (a)(b)		1,735	1,482,627
Capital One Multi-Asset Execution Trust, Series 4-3C,
6.63%, 4/19/17 (b)	GBP	2,650	4,412,159
Carrington Mortgage Loan Trust, Series 2007-RFC1,
Class A1, 0.31%, 12/25/36 (b)	USD	454	426,017
Countrywide Asset-Backed Certificates (b):
Series 2007-6, Class 2A1, 0.36%, 9/25/37		213	209,203
Series 2007-10, Class 2A1, 0.31%, 6/25/47		2,396	2,305,668
Ford Credit Floorplan Master Owner Trust, Series
2006-4, Class A, 0.52%, 6/15/13 (b)		4,015	4,007,294
GSAA Trust, Series 2007-3, Class 1A2,
0.43%, 3/25/47 (b)		3,505	1,809,071
Gannett Peak CLO Ltd., Class A2:
Series 2006-1A, 0.66%, 10/27/20 (a)(b)		1,915	1,649,294
Series 2006-1X, 0.66%, 10/27/20		1,330	1,120,525
LCM LP, Series 8A, Class C, 3.37%, 1/14/21 (a)(b)		3,000	2,992,500
Portola CLO Ltd., Series 2007-1X, Class B1,
1.76%, 11/15/21		1,770	1,637,250
SLC Student Loan Trust, Series 2006-A, Class A4,
0.42%, 1/15/19 (b)		1,920	1,865,809
T2 Income Fund CLO Ltd., Series 2007-1A, Class B,
0.90%, 7/15/19 (a)(b)		1,515	1,299,764
			33,471,467
Interest Only Asset-Backed Securities — 0.3%
Sterling Bank Trust, Series 2004-2, Class Note,
2.08%, 3/30/30 (a)		13,236	852,390
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29		12,152	888,625
			1,741,015
Total Asset-Backed Securities — 5.4%			35,212,482
Common Stocks (c)		Shares
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		7,442	283,391
Construction & Engineering — 0.0%
USI United Subcontractors Common		6,116	128,428
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		51,947	519,470
Metals & Mining — 0.0%
Euramax International		234	61,930
Software — 0.2%
Bankruptcy Management Solutions, Inc.		880	3,081
HMH Holdings/EduMedia	238,664		1,193,320
			1,196,401
Total Common Stocks — 0.3%			2,189,620
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17	USD	1,400	1,578,500
Airlines — 1.7%
Air Canada, 9.25%, 8/01/15 (a)		2,000	2,140,000
American Airlines, Inc., 10.50%, 10/15/12		2,890	3,171,775

		Par
Corporate Bonds		(000)	Value
Airlines (concluded)
Continental Airlines, Inc., 6.75%, 9/15/15 (a)	USD	1,350	$ 1,387,125
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16 (d)		1,302	1,406,367
United Air Lines, Inc., 12.75%, 7/15/12 (d)		2,455	2,743,686
			10,848,953
Auto Components — 0.0%
Delphi International Holdings Unsecured,
12.00%, 10/06/14		65	71,074
Beverages — 0.1%
Crown European Holdings SA, 7.13%, 8/15/18 (a)	EUR	585	859,748
Building Products — 0.9%
Associated Materials LLC, 9.13%, 11/01/17 (a)	USD	1,180	1,275,875
Building Materials Corp. of America,
7.00%, 2/15/20 (a)(d)		1,875	1,975,781
Momentive Performance Materials, Inc.,
9.00%, 1/15/21 (a)		2,445	2,600,869
			5,852,525
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13		1,675	1,715,317
E*Trade Financial Corp., 8/31/19 (a)(e)(f)		249	384,705
Goldman Sachs Group LP, 5.00%, 10/01/14 (d)		3,000	3,231,885
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)		1,330	1,311,221
			6,643,128
Chemicals — 0.4%
American Pacific Corp., 9.00%, 2/01/15		1,100	1,080,750
Hexion U.S. Finance Corp., 9.00%, 11/15/20 (a)		875	930,781
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (a)		545	598,138
			2,609,669
Commercial Banks — 3.1%
CIT Group, Inc.:
7.00%, 5/01/16		1,170	1,180,237
7.00%, 5/01/17 (d)		7,990	8,049,925
Regions Financial Corp. (d):
6.38%, 5/15/12		4,590	4,707,504
4.88%, 4/26/13		1,355	1,361,775
Standard Chartered Plc, 3.85%, 4/27/15 (a)(d)		3,100	3,191,500
Wells Fargo & Co., 5.50%, 6/15/16 (d)(g)		1,870	1,909,988
			20,400,929
Commercial Services & Supplies — 1.1%
ACCO Brands Corp., 10.63%, 3/15/15		1,425	1,610,250
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (a)		1,524	1,565,910
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		1,240	1,333,000
International Lease Finance Corp., 8.25%, 12/15/20		472	525,100
Mobile Mini, Inc., 7.88%, 12/01/20 (a)		540	575,100
West Corp. (a):
8.63%, 10/01/18		910	964,600
7.88%, 1/15/19		405	415,631
			6,989,591
Communications Equipment — 0.1%
Avaya Inc., 7.00%, 4/01/19 (a)		400	396,000
Consumer Finance — 0.9%
Credit Acceptance Co., 9.13%, 2/01/17		910	964,600
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (b)		565	570,757
7.80%, 6/01/12 (d)		1,665	1,775,629
6.63%, 8/15/17		1,300	1,382,652
Hyundai Capital America, 3.75%, 4/06/16 (a)(d)		1,285	1,258,471
			5,952,109
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	695	990,240
Berry Plastics Corp.:
8.25%, 11/15/15	USD	2,400	2,571,000
9.75%, 1/15/21 (a)		1,650	1,654,125
Pregis Corp., 12.38%, 10/15/13		955	962,163

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Containers & Packaging (concluded)
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	1,215	$ 1,777,247
7.75%, 11/15/19		1,155	1,705,420
			9,660,195
Diversified Financial Services — 4.4%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	3,150	3,555,562
7.50%, 9/15/20 (a)(d)		2,660	2,909,375
8.00%, 11/01/31		1,150	1,316,750
8.00%, 11/01/31		1,240	1,420,287
Bank of America Corp., 4.50%, 4/01/15 (d)		3,000	3,133,575
Citigroup, Inc., 4.75%, 5/19/15 (d)		3,000	3,166,587
JPMorgan Chase & Co., 3.40%, 6/24/15 (d)		6,000	6,080,808
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (a)(d)		2,610	2,779,650
Reynolds Group Issuer, Inc. (a):
7.13%, 4/15/19 (d)		1,800	1,845,000
6.88%, 2/15/21		915	917,288
8.25%, 2/15/21		1,135	1,137,838
			28,262,720
Diversified Telecommunication Services — 2.3%
ITC Deltacom, Inc., 10.50%, 4/01/16		1,690	1,854,775
Level 3 Financing, Inc., 8.75%, 2/15/17		2,120	2,082,900
Qwest Communications International, Inc.:
7.50%, 2/15/14		610	619,150
8.00%, 10/01/15 (d)		2,500	2,728,125
Series B, 7.50%, 2/15/14 (d)		2,985	3,029,775
Qwest Corp., 8.38%, 5/01/16 (d)		2,590	3,091,812
TW Telecom Holdings, Inc., 8.00%, 3/01/18		630	675,675
Windstream Corp.:
8.13%, 8/01/13		590	649,738
8.63%, 8/01/16		450	475,875
			15,207,825
Electric Utilities — 0.0%
Elwood Energy LLC, 8.16%, 7/05/26		118	116,839
Electronic Equipment, Instruments & Components — 1.4%
Agilent Technologies, Inc., 4.45%, 9/14/12 (d)		7,325	7,626,358
CDW LLC, 8.00%, 12/15/18 (a)		1,180	1,268,500
			8,894,858
Energy Equipment & Services — 0.3%
Compagnie Generale de Geophysique-Veritas:
7.50%, 5/15/15		195	201,825
7.75%, 5/15/17		330	348,975
Frac Tech Services LLC, 7.13%, 11/15/18 (a)		1,270	1,314,450
			1,865,250
Food & Staples Retailing — 0.1%
BI-LO LLC, 9.25%, 2/15/19 (a)		775	806,000
Food Products — 0.5%
Blue Merger Sub Inc., 7.63%, 2/15/19 (a)		2,450	2,474,500
Smithfield Foods, Inc., 10.00%, 7/15/14		684	807,120
			3,281,620
Gas Utilities — 0.4%
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15 (a)(d)		2,000	2,049,066
Targa Resources Partners LP, 6.88%, 2/01/21 (a)		690	683,100
			2,732,166
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14 (d)		2,780	3,047,575
Health Care Providers & Services — 1.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)		645	672,413
HCA, Inc., 7.25%, 9/15/20		1,115	1,202,806
Tenet Healthcare Corp.:
9.00%, 5/01/15		812	893,200
10.00%, 5/01/18 (d)		6,682	7,851,350
			10,619,769

		Par
Corporate Bonds		(000)	Value
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)	USD	4,300	$ 5,041,750
Hotels, Restaurants & Leisure — 2.1%
CityCenter Holdings LLC, 7.63%, 1/15/16 (a)		790	823,575
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	2,232	3,292,811
MGM Resorts International, 10.38%, 5/15/14	USD	1,135	1,271,200
Punch Tavens Finance B Ltd., 4.77%, 6/30/33	GBP	1,368	1,868,032
Spirit Issuer Plc:
0.98%, 12/28/11		3,325	3,918,769
1.84%, 12/28/11 (b)		1,800	2,399,278
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14 (c)(h)	USD	375	38
			13,573,703
Household Durables — 1.6%
Beazer Homes USA, Inc.:
12.00%, 10/15/17 (d)		3,800	4,417,500
9.13%, 6/15/18		375	387,188
Berkline/BenchCraft, LLC, 4.50%, 11/03/12 (c)(h)		200	—
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,500	2,709,375
Standard Pacific Corp. (a):
8.38%, 5/15/18		1,125	1,192,500
8.38%, 1/15/21		1,830	1,930,650
			10,637,213
IT Services — 0.9%
First Data Corp. (a):
8.25%, 1/15/21		2,300	2,288,500
12.63%, 1/15/21		923	966,842
iPayment, Inc., 9.75%, 5/15/14		950	941,688
iPayment Investors LP, 12.75%, 7/15/14 (a)(i)		1,513	1,407,203
			5,604,233
Independent Power Producers & Energy Traders — 2.8%
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (a)(d)		5,225	5,669,125
Calpine Corp., 7.50%, 2/15/21 (a)		1,360	1,390,600
Energy Future Holdings Corp., 10.00%, 1/15/20 (a)(d)		3,870	4,030,032
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		2,720	2,839,277
NRG Energy, Inc., 7.63%, 1/15/18 (a)(d)		3,750	3,904,688
			17,833,722
Industrial Conglomerates — 1.5%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,200,750
13.50%, 12/01/15 (i)		5,870	6,501,024
			9,701,774
Insurance — 0.5%
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)		2,878	3,065,070
Machinery — 0.7%
AGY Holding Corp., 11.00%, 11/15/14		1,500	1,335,000
Navistar International Corp., 8.25%, 11/01/21 (d)		1,750	1,938,125
Synventive Molding Solutions, Sub-Series A,
14.00%, 7/14/11 (i)		853	4,266
Titan International, Inc., 7.88%, 10/01/17 (a)		1,330	1,423,100
			4,700,491
Media — 5.2%
CCH II LLC, 13.50%, 11/30/16		2,306	2,793,189
CCO Holdings LLC, 7.88%, 4/30/18 (a)		2,925	3,122,438
CMP Susquehanna Corp., 3.44%, 5/15/14 (a)(b)		194	136,754
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15 (a)		2,200	2,282,500
Checkout Holding Corp., 11/15/15 (a)(f)		2,050	1,322,250
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	1,035,630
Series B, 9.25%, 12/15/17 (d)		4,732	5,264,350
DISH DBS Corp.:
7.00%, 10/01/13 (d)		1,450	1,558,750
7.13%, 2/01/16		200	213,500

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 39

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Interactive Data Corp., 10.25%, 8/01/18 (a)	USD	2,460	$ 2,755,200
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)(d)		1,445	1,553,375
Nielsen Finance LLC, 7.75%, 10/15/18 (a)		1,400	1,513,750
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(h)		3,454	34,541
Rainbow National Services LLC (a)(d):
8.75%, 9/01/12		925	928,469
10.38%, 9/01/14		3,134	3,263,277
UPC Germany GmbH, 8.13%, 12/01/17 (a)(d)		4,500	4,826,250
Virgin Media Secured Finance Plc, 6.50%, 1/15/18 (d)		1,000	1,095,000
			33,699,223
Metals & Mining — 1.5%
Arch Western Finance LLC, 6.75%, 7/01/13		933	942,330
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15 (a)		2,965	3,076,188
New World Resources NV, 7.88%, 5/01/18	EUR	995	1,476,037
Novelis, Inc., 8.75%, 12/15/20 (a)	USD	4,125	4,547,812
			10,042,367
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (d)(i)		2,458	2,842,062
Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets Plc, 5.25%, 11/07/13 (d)		6,000	6,514,110
Berry Petroleum Co., 8.25%, 11/01/16		550	580,938
Chesapeake Energy Corp.:
6.50%, 8/15/17		1,315	1,410,337
7.25%, 12/15/18 (d)		1,185	1,306,462
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)		634	691,060
Consol Energy, Inc., 8.25%, 4/01/20		1,500	1,653,750
Crosstex Energy LP, 8.88%, 2/15/18		135	148,838
Denbury Resources Inc.:
8.25%, 2/15/20 (d)		971	1,080,238
6.38%, 8/15/21		810	818,100
El Paso Corp., 7.00%, 6/15/17 (d)		2,265	2,530,501
Energy Transfer Equity LP, 7.50%, 10/15/20		335	363,056
Linn Energy LLC (a):
8.63%, 4/15/20		1,000	1,115,000
7.75%, 2/01/21		1,615	1,715,937
Niska Gas Storage US LLC, 8.88%, 3/15/18 (a)		950	1,035,500
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)		530	537,950
Overseas Shipholding Group, Inc., 8.75%, 12/01/13		1,190	1,259,913
Petrohawk Energy Corp., 7.25%, 8/15/18		690	714,150
			23,475,840
Paper & Forest Products — 0.6%
NewPage Corp., 11.38%, 12/31/14		3,950	3,940,125
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (a):
6.75%, 10/01/17		450	465,750
7.00%, 10/01/20		575	594,406
			1,060,156
Professional Services — 0.2%
FTI Consulting, Inc. (d):
7.75%, 10/01/16		350	367,062
6.75%, 10/01/20 (a)		810	810,000
			1,177,062
Real Estate Investment Trusts (REITs) — 0.1%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (a)		635	641,350
Real Estate Management & Development — 1.3%
Realogy Corp. (a):
11.50%, 4/15/17		1,390	1,480,350
7.88%, 2/15/19		3,245	3,257,169
The Unique Pub Finance Co. Plc, Series M,
7.40%, 3/28/24	GBP	2,750	3,498,187
			8,235,706

		Par
Corporate Bonds		(000)	Value
Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)(d)	USD	3,400	$ 3,251,729
Avis Budget Car Rental LLC, 8.25%, 1/15/19		375	397,969
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)		530	553,850
The Hertz Corp. (a):
7.50%, 10/15/18		635	672,306
6.75%, 4/15/19		1,030	1,050,600
7.38%, 1/15/21		1,160	1,212,200
			7,138,654
Semiconductors & Semiconductor Equipment — 0.5%
National Semiconductor Corp., 6.15%, 6/15/12 (d)		3,000	3,166,464
Specialty Retail — 0.1%
Sonic Automotive, Inc., Series B, 8.63%, 8/15/13		583	591,745
Tobacco — 0.5%
Reynolds American, Inc., 7.63%, 6/01/16 (d)		2,500	2,970,580
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	516,675
Wireless Telecommunication Services — 1.3%
Clearwire Communications LLC, 12.00%, 12/01/15 (a)		210	228,900
Cricket Communications, Inc.:
10.00%, 7/15/15		110	121,275
7.75%, 5/15/16 (d)		2,250	2,379,375
Digicel Group Ltd. (a):
8.88%, 1/15/15		720	748,800
9.13%, 1/15/15		2,267	2,361,081
8.25%, 9/01/17		1,335	1,395,075
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		425	428,453
Sprint Capital Corp., 8.38%, 3/15/12		925	981,656
			8,644,615
Total Corporate Bonds — 50.1%			324,997,623
Floating Rate Loan Interests (b)
Aerospace & Defense — 0.5%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.20%, 3/26/14		109	97,346
Term Loan, 2.26% – 2.30%, 3/26/14		1,817	1,624,059
TransDigm, Inc., Term Loan (First Lien), 5.25%, 2/14/17		1,500	1,508,955
			3,230,360
Auto Components — 0.6%
Allison Transmission, Inc., Term Loan, 3.02%, 8/07/14		2,759	2,749,025
Global Autocare, Term Loan B, 6.00%, 11/02/16		1,400	1,407,000
			4,156,025
Automobiles — 0.4%
Ford Motor Co.:
Tranche B-1 Term Loan, 3.02%, 12/15/13		2,087	2,086,555
Tranche B-2 Term Loan, 3.02%, 12/15/13		425	424,099
			2,510,654
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan,
9.50%, 3/01/11 (c)(h)		1,000	297,500
Building Products — 1.5%
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		1,000	1,003,130
Goodman Global, Inc.:
Initial Term Loan (First Lien), 5.75%, 10/13/16		4,738	4,772,922
Term Loan (Second Lien), 9.00%, 10/13/17		1,800	1,855,125
Momentive Performance Materials (Blitz 06-103
GmbH), Tranche B-2B Term Loan, 4.36%, 5/05/15	EUR	1,532	2,055,677
United Subcontractors, Inc., Term Loan (First Lien),
1.80%, 6/30/15 (i)	USD	143	123,268
			9,810,122

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Capital Markets — 0.8%
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16	USD	2,716	$ 2,729,203
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		375	304,745
Nuveen Investments, Inc.:
Extended Term Loan (First Lien),
5.80% – 5.81%, 5/13/17		1,137	1,132,255
Non Extended Term Loan (First Lien), 3.30%, 11/13/14		973	943,089
			5,109,292
Chemicals — 3.1%
AZ Chem US, Inc., Term Loan B, 6.75%, 11/18/16		1,286	1,299,299
Brenntag Holding GmbH & Co. KG:
Facility 2 (Second Lien), 6.45%, 7/17/15		500	502,084
Facility 3A (Second Lien), 7.19%, 3/21/16	EUR	115	160,691
Facility 3B (Second Lien), 7.19%, 3/15/16		16	22,422
Facility B6A and B6B, 4.72%, 11/24/37		181	250,679
Term Loan B, 4.72%, 11/24/37		233	323,794
CF Industries, Inc., Term Loan B-1, 4.25%, 4/05/15	USD	202	202,526
Chemtura Corp., Term Facility, 5.50%, 8/16/16		1,300	1,310,292
General Chemical Corp., Tranche B Term Loan,
6.75% – 7.25%, 9/30/15		1,995	2,024,925
Ineos Group PLC, US Finance LLC, Senior Credit Facility
Term Loan A2, 7.00%, 12/17/12		26	27,358
MacDermid, Inc., Tranche C Term Loan,
3.07%, 4/12/14	EUR	494	659,684
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	1,300	1,303,792
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Loan Facility (First Lien), 3.52% – 3.56%, 7/30/14		2,590	2,547,679
Solutia, Inc., Term Loan, 4.50%, 3/17/17		1,512	1,513,231
Styron Sarl, Term Loan B, 6.00%, 7/27/17		2,900	2,926,100
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		2,450	2,470,409
Univar, Inc., Term Loan B, 5.00% 6/30/17		2,800	2,809,626
			20,354,591
Commercial Banks — 0.3%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		1,900	1,924,145
Commercial Services & Supplies — 1.9%
AWAS Finance Luxembourg Sarl, Loan,
7.75%, 6/10/16		1,222	1,254,841
Altegrity, Inc., (FKA US Investigations Services, Inc.)
Tranche D Term Loan, 7.75%, 2/21/15		3,980	4,059,600
Casella Waste Systems, Inc., Term Loan B,
7.00%, 4/09/14		625	625,475
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		1,454	1,466,307
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		1,368	1,361,855
Synagro Technologies, Inc., Term Loan (First Lien),
2.27%, 4/02/14		1,281	1,191,349
Volume Services America, Inc. (Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		2,594	2,618,346
			12,577,773
Communications Equipment — 0.9%
Avaya, Inc., Term Loan B:
3.06% 10/24/14		1,876	1,818,164
4.81%, 10/24/17		2,706	2,651,094
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		1,250	1,268,229
			5,737,487
Construction & Engineering — 0.6%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		3,750	3,750,000
Construction Materials — 0.1%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25%, 8/05/16		927	937,134
Consumer Finance — 1.1%
Springleaf Financial Funding Co. (FKA AGFS Funding
Co.), Term Loan, 7.25%, 4/21/15		6,750	6,810,075
Containers & Packaging — 0.2%
Graham Packaging Co., LP, Term Loan D,
6.00%, 9/16/16		1,496	1,507,740

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Consumer Services — 1.8%
Coinmach Service Corp., Term Loan,
3.26% – 3.31%, 11/14/14	USD	4,619	$ 4,330,357
Laureate Education, Series A New Term Loan,
7.00%, 8/15/14		4,622	4,649,356
ServiceMaster Co.:
Closing Date Term Loan, 2.76% – 2.81%, 7/24/14		2,525	2,485,594
Delayed Draw Term Loan, 2.77%, 7/24/14		251	247,528
			11,712,835
Diversified Financial Services — 0.4%
Professional Service Industries, Inc., Term Loan
(First Lien), 3.02%, 10/31/12		423	359,576
Reynolds Group Holdings, Inc., Term Loan E,
4.25%, 2/09/18		2,000	2,010,416
			2,369,992
Diversified Telecommunication Services — 0.5%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15		2,167	2,203,847
Level 3 Financing, Inc., Incremental Tranche A Term Loan,
2.55%, 3/13/14		1,150	1,121,250
			3,325,097
Electric Utilities — 0.6%
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		3,453	3,486,602
TPF Generation Holdings, LLC:
Synthetic Letter of Credit Deposit (First Lien),
0.20%, 12/15/13		151	150,260
Synthetic Revolving Deposit, 0.20%, 12/15/11		47	47,104
Term Loan (First Lien), 2.30%, 12/15/13		344	343,225
			4,027,191
Electronic Equipment, Instruments & Components — 1.2%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 3.51%, 7/15/17		2,194	2,193,866
Non Extended Term Loan, 4.26%, 10/10/14		3,270	3,262,734
Flextronics International Ltd., Closing Date Loan A,
2.51%, 10/01/14		1,178	1,171,693
Matinvest 2 SAS/Butterfly Wendel US, Inc.
(Deutsche Connector):
Facility B-2, 3.46%, 6/22/14		445	429,185
Facility B-2, 3.46%, 6/22/14		33	32,028
Facility C-2, 4.21%, 6/22/15		719	694,155
Facility C-2, 4.21%, 6/22/15		110	106,040
			7,889,701
Energy Equipment & Services — 0.4%
MEG Energy Corp., Tranche D Term Loan,
6.00%, 4/03/16		2,373	2,395,100
Food & Staples Retailing — 0.7%
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		3,004	3,029,758
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		1,869	1,804,006
			4,833,764
Food Products — 1.6%
Advance Pierre Foods, Term Loan (Second Lien):
7.00%, 9/29/16		4,090	4,117,867
11.25%, 9/29/17		1,300	1,332,500
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		3,000	3,018,750
Pinnacle Foods Finance LLC, Tranche D Term Loan,
6.00%, 4/02/14		1,198	1,207,747
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 5.50%, 3/02/17		127	127,536
Tranche C-1 Term Loan, 5.00% – 5.50%, 3/02/17		310	311,990
			10,116,390
Health Care Providers & Services — 3.3%
Ardent Health Services, Inc., Term Loan, 6.50%, 9/15/15		1	1,326
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% – 2.56%, 7/25/14		166	164,347
Extended Term Loan, 3.76% – 3.81%, 1/25/17		1,161	1,163,197
Non Extended Term Loan, 2.51% – 2.56%, 7/25/14		3,219	3,192,821

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 41

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Providers & Services (concluded)
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/20/16	USD	1,300	$ 1,305,958
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		2,000	2,014,272
HCA, Inc.:
Tranche A-1 Term Loan, 1.55%, 11/16/12		2,361	2,348,199
Tranche B-1 Term Loan, 2.55%, 11/18/13		340	338,867
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		3,990	3,910,200
Tranche A Term Loan, 8.50%, 2/22/15		630	617,556
inVentiv Health, Inc. (FKA Ventive Health, Inc.),
Term Loan B, 6.50%, 7/31/16		3,279	3,293,732
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/03/16		1,400	1,419,250
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		1,423	1,432,608
			21,202,333
Health Care Technology — 0.7%
IMS Health, Inc., Tranche B Dollar Term Loan,
5.25%, 2/26/16		2,606	2,627,434
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,700	1,712,750
			4,340,184
Hotels, Restaurants & Leisure — 5.3%
BLB Management Services, Inc. (Wembly, Inc.) Loan (Exit),
8.50%, 11/05/15		1,508	1,516,942
Blackstone UTP Capital LLC, Loan, 7.75%, 11/06/14		3,713	3,786,750
Dunkin’ Brands, Inc., Term Loan B, 4.25%, 11/09/17		2,600	2,617,859
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.30%, 1/28/15		449	416,434
Term Loan B-2, 3.30%, 1/28/15		750	694,822
Term Loan B-3, 3.30%, 1/28/15		8,615	7,999,053
Term Loan B-4, 9.50%, 10/31/16		963	1,019,982
OSI Restaurant Partners, LLC, Pre-Funded RC Loan,
0.12% – 2.56%, 6/14/13		32	31,624
Seaworld Parks & Entertainment, Inc. (FKA SW
Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		3,788	3,796,465
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.50%, 6/30/16		4,838	4,892,086
Travelport LLC (FKA Travelport, Inc.), Loan,
8.31%, 3/27/12 (i)		4,827	4,308,235
VML US Finance LLC (FKA Venetian Macau):
New Project Term Loan, 4.79%, 5/27/13		1,580	1,579,581
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		1,134	1,135,123
Term B Funded Project Loan, 4.79%, 5/27/13		383	383,320
			34,178,276
Household Durables — 0.5%
Berkline/Benchcraft, LLC, Term Loan,
14.00%, 11/03/11 (c)(h)		135	6,728
Visant Corp. (FKA Jostens):
5.25%, 12/22/11		1,600	1,600,000
Tranche B Term Loan, 7.00%, 12/20/16		1,397	1,408,999
			3,015,727
IT Services — 2.1%
Amadeus IT Group SA/Amadeus Verwaltungs GmbH
(WAM Acquisition):
Term B-3 Facility, 4.42%, 6/30/13	EUR	307	424,319
Term B-4 Facility, 4.42%, 6/30/13		119	164,196
Term C-3 Facility, 4.92%, 6/30/14		307	424,319
Term C-4 Facility, 4.92%, 6/30/14		118	162,261
Ceridian Corp., US Term Loan, 3.26%, 11/09/14	USD	1,628	1,603,430
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		332	334,842
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		3,597	3,404,928
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		1,265	1,197,725
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		1,202	1,138,235
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18		3,272	3,289,749
Travelex Plc:
Tranche B5, 2.95%, 10/31/13		712	708,322
Tranche C5, 3.45%, 10/31/14		712	708,322
			13,560,648

		Par
Floating Rate Loan Interests (b)		(000)	Value
Independent Power Producers & Energy Traders — 0.4%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan,
3.76% – 3.80%, 10/10/14	USD	266	$ 224,170
Initial Tranche B-3 Term Loan,
3.76% – 3.80%, 10/10/14		2,691	2,262,372
			2,486,542
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan, 3.56%, 12/03/14		1,824	1,804,706
Tomkins Plc, Term Loan A, 4.25%, 9/16/16		2,368	2,387,500
			4,192,206
Media — 7.6%
Acosta, Inc., Term Loan, 4.75%, 2/03/18		1,500	1,511,250
Affinion Group, Inc., Tranche B Term Loan,
5.00%, 10/09/16		1,489	1,496,194
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		1,995	1,919,540
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,057	2,066,562
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		936	943,609
Term Loan C, 3.56%, 9/06/16		3,074	3,081,626
FoxCo Acquisition Sub, LLC, Term Loan B, 7.50%, 7/14/15		1,830	1,826,663
Getty Images, Inc., Initial Term Loan, 5.25%, 10/29/16		2,993	3,028,973
HIT Entertainment, Inc., Term Loan (Second Lien),
5.82%, 2/26/13		400	354,000
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		3,241	3,077,189
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson
Holdings, Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		5,500	5,536,954
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		2,400	2,419,714
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.68%, 6/30/15	EUR	304	385,163
Facility C1, 3.93%, 6/30/16		304	385,163
Facility D, 5.05%, 12/28/16		904	1,109,023
MCNA Cable Holdings LLC (OneLink Communications),
Loan, 6.97%, 3/01/13 (i)	USD	1,795	1,669,418
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17		988	993,672
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		4,505	4,789,378
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	1,300	1,811,884
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	1,987	1,944,416
Telecommunications Management, LLC:
Multi-Draw Term Loan, 3.26%, 6/30/13		229	205,955
Term Loan, 3.26%, 6/30/13		907	816,525
UPC Broadband Holding B.V., Term U,
4.88%, 12/31/17	EUR	1,493	2,053,894
Univision Communications, Inc., Extended First Lien
Term Loan, 4.52%, 3/31/17	USD	2,383	2,317,435
Virgin Media Investment Holdings Ltd., Facility B,
4.53%, 12/31/15	GBP	750	1,219,125
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	1,500	1,513,875
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3,
2.76%, 8/09/11		758	734,916
			49,212,116
Metals & Mining — 0.5%
Novelis Corp., Term Loan, 5.25%, 12/01/16		3,350	3,389,483
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE Energy, Inc.):
Synthetic Letter of Credit, 0.16%, 11/01/13		8	7,963
Term B Advance (First Lien), 2.81%, 11/01/13		400	397,316
Mach Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 0.05%, 2/22/13		69	63,811
			469,090

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Multiline Retail — 0.8%
Hema Holding BV:
Facility B, 2.91%, 7/06/15	EUR	344	$ 471,145
Facility C, 3.66%, 7/05/16		344	471,145
Facility D, 5.91%, 1/01/17		2,600	3,525,101
The Neiman Marcus Group, Inc., Tranche B-2 Term
Loan, 4.30%, 4/06/16	USD	805	809,129
			5,276,520
Oil, Gas & Consumable Fuels — 1.1%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		5,538	5,676,217
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,207	1,314,683
			6,990,900
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B, 2.30%, 12/23/12		2,190	2,190,508
Verso Paper Finance Holdings LLC, Loan,
6.55% – 7.30%, 2/01/13 (i)		664	597,296
			2,787,804
Personal Products — 0.4%
NBTY, Inc., Term Loan B:
6.25%, 9/20/17		1,400	1,414,291
4.75%, 10/01/17		1,295	1,295,000
			2,709,291
Pharmaceuticals — 0.5%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/03/17		1,000	1,002,500
Warner Chilcott Corp.:
Additional Term Loan, 6.25%, 4/30/15		1,081	1,088,771
Delayed Draw Term Loan B, 6.25%, 4/30/15		314	316,207
Term Loan A, 6.00%, 10/30/14		560	559,897
Term Loan B-1, 6.25%, 4/30/15		186	187,472
Term Loan B-3, 6.50%, 2/20/16		203	204,047
			3,358,894
Professional Services — 0.5%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/01/17		1,425	1,438,538
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		2,000	2,015,500
			3,454,038
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien),
1.76%, 6/28/11		575	567,094
Real Estate Management & Development — 1.4%
Pivotal Promontory, LLC, Term Loan (Second Lien),
12.00%, 8/31/11 (c)(h)		750	—
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16		9,294	8,913,935
Term Loan C, 4.51%, 10/16/16		386	370,180
			9,284,115
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc., Term Loan B,
4.51%, 12/01/16		1,063	1,061,019
Software — 0.1%
Bankruptcy Management Solutions, Inc., Term Loan B,
7.50%, 8/20/14		719	330,906
Specialty Retail — 1.4%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17		600	602,000
Gymboree Corp., Term Loan B, 5.00%, 2/11/18		750	752,250
J. Crew Group, Inc., Term Loan B, 5.25%, 2/01/18		1,500	1,500,000
Michaels Stores, Inc.:
Term Loan B, 4.25%, 2/28/18		280	282,217
Term Loan B-1, 2.56%, 10/31/13		1,870	1,863,504
Term Loan B-2, 4.81%, 7/31/16		463	466,641
Petco Animal Supplies, Inc., Term Loan B
4.75%, 11/24/17		2,250	2,250,000

		Par
Floating Rate Loan Interests (b)		(000)	Value
Specialty Retail (concluded)
Toys ‘R’ Us Delaware, Inc., Initial Loan,
6.00%, 8/17/16	USD	1,637	$ 1,648,795
			9,365,407
Textiles, Apparel & Luxury Goods — 0.2%
Philips Van Huesen Corp., US Tranche B Term Loan,
5.25%, 5/06/16		1,336	1,342,192
Trading Companies & Distributors — 0.0%
Beacon Sales Acquisition, Inc., Term Loan B,
2.26% – 2.30%, 9/30/13		122	119,481
Wireless Telecommunication Services — 1.4%
Digicel International Finance Ltd., US Term Loan
(Non-Rollover), 2.81%, 3/30/12		506	499,382
Vodafone Americas Finance 2 Inc., Initial Loan,
6.88%, 7/30/15		8,024	8,304,640
			8,804,022
Total Floating Rate Loan Interests — 48.8%			316,881,256
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.4%
Adjustable Rate Mortgage Trust, Series 2007-1,
Class 3A21, 5.81%, 3/25/37 (b)		3,275	3,057,331
Citicorp Mortgage Securities, Inc., Series 2006-2,
Class 1A7, 5.75%, 4/25/36		3,003	3,013,654
Countrywide Alternative Loan Trust, Series 2005-54CB,
Class 3A4, 5.50%, 11/25/35		7,528	6,204,470
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		3,197	3,148,059
Series 2006-17, Class A2, 6.00%, 12/25/36		5,085	4,480,317
Series 2007-16, Class A1, 6.50%, 10/25/37		2,508	2,327,813
Series 2007-HY5, Class 3A1, 5.97%, 9/25/37 (b)		3,708	3,096,682
GSR Mortgage Loan Trust, Series 2005-AR5,
Class 2A3, 2.96%, 10/25/35 (b)		2,827	2,274,181
Morgan Stanley Reremic Trust, Series 2010-R4,
Class 4A, 0.49%, 2/26/37 (a)(b)		3,673	3,535,525
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR14, Class 1A1, 5.45%, 11/25/36 (b)		1,601	1,458,617
Wells Fargo Mortgage-Backed Securities Trust,
Series 2005-AR2, Class 2A1, 2.74%, 3/25/35 (b)		2,583	2,371,827
			34,968,476
Commercial Mortgage-Backed Securities — 7.8%
Banc of America Commercial Mortgage, Inc. (b):
Series 2007-3, Class A2, 5.66%, 6/10/49		2,975	3,087,402
Series 2007-4, Class A4, 5.74%, 2/10/51		2,150	2,344,382
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4, Class A2B, 5.21%, 12/11/49		3,235	3,325,380
Credit Suisse Mortgage Capital Certificates, Class A2 (b):
Series 2007-C2, 5.45%, 1/15/49		1,834	1,865,222
Series 2007-C3, 5.72%, 6/15/39		3,907	4,006,288
Extended Stay America Trust, Series 2010-ESHA,
Class C, 4.86%, 11/05/27 (a)		2,320	2,406,768
First Union Commercial Mortgage Securities, Inc.,
Series 1997-C2, Class G, 7.50%, 11/18/29 (b)		3,310	3,607,894
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,110	2,254,120
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,242,245
Series 2007-CB19, Class A4, 5.74%, 2/12/49 (b)		2,140	2,304,910
LB-UBS Commercial Mortgage Trust, Series 2007-C6,
Class A4, 5.86%, 7/15/40 (b)		3,395	3,665,720
Morgan Stanley Capital I, Series 2007-IQ15, Class A2,
6.04%, 6/11/49 (b)		2,007	2,085,108
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33 (b):
Class A2, 5.85%, 2/15/51		14,569	15,028,473
Class A4, 5.90%, 2/15/51		2,030	2,192,778
			50,416,690
Total Non-Agency Mortgage-Backed Securities — 13.2%			85,385,166

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 43

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Other Interests (j)	(000)	Value
Auto Components — 1.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B
Membership Interests	—(k)	$ 8,438,229
Lear Corp. Escrow	USD 1,000	27,500
		8,465,729
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (l)	1	1,308,236
Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	8	762
Household Durables — 0.0%
Berkline Benchcraft Equity LLC	3	—
Total Other Interests — 1.5%		9,774,727
Preferred Stocks	Shares
Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)(c)(e)	6,000	984,750
Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (a)(c)(m)	45,243	—
Total Preferred Stocks — 0.1%		984,750
	Par
Taxable Municipal Bonds	(000)
State of California, GO:
5.10%, 8/01/14	USD 2,225	2,287,523
Various Purpose 3, 5.25%, 4/01/14	1,075	1,137,393
Various Purpose 3, Mandatory Put Bonds,
5.65%, 4/01/39 (b)	625	644,456
State of Illinois, GO, 3.32%, 1/01/13	5,075	5,073,122
Total Taxable Municipal Bonds — 1.4%		9,142,494
U.S. Government Sponsored	Par
Agency Securities	(000)
Interest Only Collateralized Mortgage Obligations — 0.5%
Ginnie Mae Mortgage-Backed Securities:
Series 2008-7, Class SA, 3.14%, 2/20/38 (b)	16,373	$ 1,887,255
Series 2010-162, Class WI, 4.50%, 6/16/39	7,708	1,235,290
		3,122,545
Mortgage-Backed Securities — 9.6%
Fannie Mae Mortgage-Backed Securities:
4.00%, 3/15/41 (n)	16,900	16,662,352
5.00%, 7/01/20 – 8/01/23 (d)	20,747	22,220,678
Freddie Mac Mortgage-Backed Securities,
4.50%, 4/01/25 (d)	22,118	23,306,689
		62,189,719
Total U.S. Government Sponsored
Agency Securities — 10.1%		65,312,264
Warrants (o)	Shares
Machinery — 0.0%
Synventive Molding Solutions (Expires 1/15/13)	1	—
Media — 0.0%
CMP Susquehanna Radio Holdings Corp.
(Expires 3/26/19)	51,701	—
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No expiration)	2	—

		Par
Warrants (o)		(000)	Value
Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17)	USD	435	$ —
HMH Holdings/EduMedia (Expires 3/09/17)		209,988	—
			—
Total Warrants — 0.0%			—
Total Long-Term Investments
(Cost — $832,071,775) — 130.9%			849,880,382
Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.16% (p)(q)		402,771	402,771
Total Short-Term Securities
(Cost — $402,771) — 0.1%			402,771
Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86,
Expires 12/01/19, Broker Goldman Sachs Bank USA		46	—
Total Options Purchased
(Cost — $44,978) — 0.0%			—
Total Investments (Cost — $832,519,524*) — 131.0%			850,283,153
Liabilities in Excess of Other Assets — (31.0)%			(201,439,871)
Net Assets — 100.0%			$648,843,282

* The cost and unrealized appreciation (depreciation) of investments as of February 28,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 829,939,020
Gross unrealized appreciation	$ 37,323,531
Gross unrealized depreciation	(16,979,398)
Net unrealized appreciation	$ 20,344,133

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.
(d) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e) Convertible security.
(f) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(j) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(k) Amount is less than $1,000.
(l) The investment is held by a wholly owned taxable subsidiary of the Fund.
(m) Security is perpetual in nature and has no stated maturity date.
(n) Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets Inc.	$4,338,127	$ 2,752
Goldman Sachs & Co.	$6,408,597	$ 8,128
JP Morgan Securities, Inc.	$5,915,628	$ 5,628

See Notes to Financial Statements.

44 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)

(o) Warrants entitle the Fund to purchase a predetermined number of shares of com-
mon stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p) Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Net	Shares Held at
Affiliate	August 31, 2010		Activity	February 28, 2011	Income
	BlackRock Liquidity
	Funds, TempFund,
	Institutional Class	—	402,771	402,771	$ 7,285

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Financial futures contracts sold as of February 28, 2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation
17	5-Year U.S.	Chicago Board
	Treasury Note	of Trade	June 2011	$1,976,085	$(11,853)
29	10-Year U.S.	Chicago Board
	Treasury Note	of Trade	June 2011	$3,428,069	$ (24,290)
Total					$ (36,143)

•	Credit default swaps on single-name issues — buy protection outstanding as of
February 28, 2011 were as follows:

	Pay		Notional
	Fixed		Amount	Unrealized
Issuer	Rate	Counterparty Expiration	(000)	Depreciation
K. Hovnanian	5.00%	Goldman Sachs 12/20/11	USD 800	$ (36,481)
Enterprises, Inc.		Bank USA
K. Hovnanian	5.00%	Goldman Sachs 9/20/13	USD 300	$ (46,762)
Enterprises, Inc.		Bank USA
Total				$ (83,243)

• Foreign currency exchange contracts as of February 28, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	262,238	EUR	190,000	Citibank N.A.	3/1/2011	$ 46
USD 12,806,032		GBP	8,168,500	Citibank N.A.	4/14/2011	(467,556)
USD 7,199,874		GBP	4,481,500	Deutsche Bank AG 4/14/2011		(82,441)
EUR	190,000	USD	262,055	Citibank N.A.	4/27/2011	(53)
EUR	750,000	USD	1,018,991	Deutsche Bank AG 4/27/2011		15,229
USD 21,785,792		EUR 15,929,000		Citibank N.A.	4/27/2011	(179,667)
USD	903,673	EUR	660,000	Royal Bank
				of Scotland	4/27/2011	(6,441)
Total						$ (720,883)

• Reverse repurchase agreements outstanding as of February 28, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities
(USA) LLC	0.60%	9/08/10	Open	$ 6,607,559	$6,588,452
Barclays
Capital Inc.	0.40%	9/08/10	Open	2,994,716	2,988,938
Credit Suisse
Securities
(USA) LLC	0.45%	9/20/10	Open	4,101,470	4,092,750
Barclays
Capital Inc.	0.40%	9/23/10	Open	3,235,706	3,230,000
Credit Suisse
Securities
(USA) LLC	0.60%	9/27/10	Open	2,324,322	2,318,333
UBS Securities LLC 0.38%		10/15/10	Open	2,873,148	2,869,000

• Reverse repurchase agreements outstanding as of February 28, 2011 were as follows
(continued):

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Deutsche Bank
Securities Inc.	0.60%	10/18/10	Open	$ 4,041,899	$ 4,032,893
Credit Suisse
Securities
(USA) LLC	0.50%	10/18/10	Open	4,355,970	4,347,877
Deutsche Bank
Securities Inc.	0.60%	10/18/10	Open	2,560,706	2,555,000
Barclays
Capital Inc.	0.40%	10/26/10	Open	3,117,984	3,113,625
Barclays
Capital Inc.	0.40%	10/26/10	Open	3,159,247	3,154,831
Barclays
Capital Inc.	0.40%	10/26/10	Open	5,993,379	5,985,000
Barclays
Capital Inc.	0.40%	10/26/10	Open	3,117,985	3,113,625
Barclays
Capital Inc.	0.40%	10/26/10	Open	2,957,447	2,953,312
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	1,394,900	1,392,000
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	2,530,260	2,525,000
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	2,117,715	2,113,313
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	2,779,590	2,773,811
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	2,985,465	2,979,259
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	2,460,428	2,455,313
Credit Suisse
Securities
(USA) LLC	0.60%	10/27/10	Open	1,572,269	1,569,000
Barclays
Capital Inc.	0.40%	11/1/10	Open	7,386,110	7,376,275
Barclays
Capital Inc.	0.40%	11/1/10	Open	2,035,711	2,033,000
Credit Suisse
Securities
(USA) LLC	0.40%	11/1/10	Open	5,267,013	5,260,000
Credit Suisse
Securities
(USA) LLC	0.60%	11/1/10	Open	1,688,370	1,685,000
Barclays
Capital Inc.	0.40%	11/3/10	Open	6,392,370	6,384,000
Deutsche Bank
Securities Inc.	0.40%	11/16/10	Open	2,469,878	2,467,000
Deutsche Bank
Securities Inc.	0.55%	11/16/10	Open	2,740,953	2,736,562
Deutsche Bank
Securities Inc.	0.58%	11/16/10	Open	2,324,758	2,320,832
Deutsche Bank
Securities Inc.	0.58%	11/19/11	Open	4,628,585	4,625,530
Credit Suisse
Securities
(USA) LLC	0.65%	2/2/11	Open	3,217,193	3,215,625
Credit Suisse
Securities
(USA) LLC	0.65%	2/2/11	Open	1,810,632	1,809,750
Credit Suisse
Securities
(USA) LLC	0.60%	2/3/11	Open	1,612,699	1,612,000
Credit Suisse
Securities
(USA) LLC	0.45%	2/3/11	Open	1,144,372	1,144,000
Credit Suisse
Securities
(USA) LLC	0.60%	2/3/11	Open	1,349,584	1,349,000
Credit Suisse
Securities
(USA) LLC	0.60%	2/3/11	Open	936,406	936,000

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 45

Schedule of Investments (continued)
BlackRock Limited Duration Income Trust (BLW)

• Reverse repurchase agreements outstanding as of February 28, 2011 were as follows
(concluded):

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities
(USA) LLC	0.60%	2/3/11	Open	$ 1,087,471	$ 1,087,000
Credit Suisse
Securities
(USA) LLC	0.65%	2/4/11	Open	6,676,012	6,673,000
Credit Suisse
Securities
(USA) LLC	0.50%	2/8/11	Open	1,234,360	1,234,000
Credit Suisse
Securities
(USA) LLC	0.60%	2/9/11	Open	820,273	820,000
Credit Suisse
Securities
(USA) LLC	0.60%	2/9/11	Open	958,319	958,000
BNP Paribas
Securities	0.23%	2/10/11	3/10/11	22,248,700	22,246,000
BNP Paribas
Securities	0.23%	2/10/11	3/10/11	3,774,458	3,774,000
BNP Paribas
Securities	0.23%	2/10/11	3/10/11	17,478,121	17,476,000
Deutsche Bank
Securities Inc.	0.58%	2/2/11	Open	2,766,712	2,766,400
UBS Securities LLC 0.38%		2/28/11	Open	1,841,969	1,841,950
Total				$171,173,194 $170,982,256

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the cir-
cumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments:
Asset-Backed
Securities	—	$ 24,338,692 $ 10,873,790		$ 35,212,482
Common Stocks	$283,391	65,011	1,841,218	2,189,620
Corporate Bonds	—	324,887,704	109,919	324,997,623
Floating Rate
Loan Interests	—	266,331,056	50,550,200	316,881,256
Non-Agency
Mortgage-Backed
Securities	—	81,849,641	3,535,525	85,385,166
Other Interests	—	8,438,229	1,336,498	9,774,727
Preferred Stocks .	—	984,750	—	984,750
Taxable Municipal
Bonds	—	9,142,494	—	9,142,494
U.S. Government
Sponsored
Agency Securities	—	65,312,264	—	65,312,264
Unfunded Loan
Commitments	—	130,941	—	130,941
Short-Term
Securites	402,771	—	—	402,771
Liabilities:
Unfunded Loan
Commitments	—	—	(18,414)	(18,414)
Total	$ 686,162	$781,480,782 $ 68,228,736		$850,395,680
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency
exchange
contracts	—	$ 15,275	—	$ 15,275
Credit contracts	—	—
Unfunded loan
commitments .	—	—
Liabilities:
Foreign currency
exchange
contracts	—	(736,158)	—	(736,158)
Interest rate
contracts	$ (36,143)	—	—	(36,143)
Credit contracts	—	(83,243)	—	(83,243)
Total	$ (36,143)	$ (804,126)	—	$ (840,269)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/
depreciation on the instrument and options are shown at value.

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (concluded)
BlackRock Limited Duration Income Trust (BLW)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

					Non-Agency
	Asset-Backed	Common	Corporate	Floating Rate Mortgage-Backed Other			Preferred
	Securities	Stocks	Bonds	Loan Interests Securities		Interests	Stocks	Total
Assets:
Balance, as of August 31, 2010	$ 2,092,187	$ 1,247,224	$ 3,412,781	$62,160,894	$3,770,000	$1,856,579	$ 266,770	$ 74,806,435
Accrued discounts/premiums	101,933	—	5,054	750,590	17,002	—	—	874,579
Net realized gain (loss)	—	(1,383,496)	—	(1,828,131)	13,000	218,424	531,525	(2,448,678)
Net change in unrealized
appreciation/depreciation[2]	(1,325,168)	1,652,716	(3,171,200)	(2,601,746)	(115,883)	(204,187)	(54,160)	(5,819,628)
Purchases	10,004,838	475,083	—	19,141,936	—	—	—	29,621,857
Sales	—	(150,309)	—	(28,896,523)	(148,594)	(534,318)	(744,135)	(30,473,879)
Transfers in3	—	—	38	17,052,519	—	—	—	17,052,557
Transfers out[3]	—	—	(136,754) (15,229,339)		—	—	—	(15,366,093)
Balance, as of February 28, 2011	$10,873,790	$ 1,841,218	$ 109,919	$ 50,550,200	$3,535,525	$1,336,498	—	$ 68,247,150

2 Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at February 28, 2011 was $(10,493,713).
3 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Unfunded
Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (173,683)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[4]	155,269
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of February 28, 2011	$ (18,414)

4 Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations. The change in the unrealized appreciation/
depreciation on the securities still held on February 28, 2011 was $155,269.
5 The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 47

Statements of Assets and Liabilities

		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
February 28, 2011 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)
Assets
Investments at value — unaffiliated[1]	$ 184,078,000	$ 194,063,218	$ 389,878,229	$ 849,880,382
Investments at value — affiliated[2]	4,517,571	3,037,317	2,358,167	402,771
Unrealized appreciation on foreign currency exchange contracts	6,661	—	7,285	15,275
Unrealized appreciation on unfunded loan commitments	27,730	31,007	31,259	130,941
Cash pledged as collateral for financial futures contracts	—	—	—	105,000
Cash	—	—	—	2,311
Foreign currency at value[3]	41,112	1,221,537	—	391,904
Investments sold receivable	3,750,444	4,607,679	12,694,462	11,279,141
Principal paydowns receivable	1,248,378	117,837	4,006,848	2,935,387
Interest receivable	1,081,639	1,572,334	2,852,130	9,315,900
Commitment fees receivable	1,472	1,099	1,459	4,108
Dividends receivable — affiliated	—	—	—	124
Swap premiums paid	—	—	—	70,640
Prepaid expenses	51,758	46,750	87,589	50,819
Other assets	8,137	518,220	3,099	766,266
Total assets	194,812,902	205,216,998	411,920,527	875,350,969
Liabilities
Reverse repurchase agreements	—	—	—	170,982,256
Loan payable	34,000,000	37,000,000	63,000,000	—
Unrealized depreciation on foreign currency exchange contracts	176,575	188,636	333,453	736,158
Unrealized depreciation on unfunded loan commitments	4,560	4,760	11,082	18,414
Unrealized depreciation on swaps	—	—	—	83,243
Bank overdraft	—	1,563,305	518,350	—
Bank overdraft — foreign currency at value[3]	—	—	1,428,322	—
Investments purchased payable	31,062,291	29,736,136	64,656,436	53,449,559
Investment advisory fees payable	125,374	102,934	205,245	346,191
Interest expense payable	94,250	78,476	149,669	190,939
Deferred income	51,803	56,937	59,730	220,987
Other affiliates payable	712	777	2,575	6,135
Officer's and Directors' fees payable	346	366	752	168,309
Swaps payable	—	—	—	10,847
Income dividends payable	—	—	—	112,713
Margin variation payable	—	—	—	6,359
Payable to custodian	—	—	328,833	—
Other accrued expenses payable	203,718	62,396	158,989	170,980
Other liabilities	22,361	4,365	—	4,597
Total liabilities	65,741,990	68,799,088	130,853,436	226,507,687
Net Assets	$ 129,070,912	$ 136,417,910	$ 281,067,091	$ 648,843,282
Net Assets Consist of
Paid-in capital[4,5,6]	$ 127,885,559	$ 229,766,196	$ 350,585,154	$ 701,662,114
Undistributed (distributions in excess of) net investment income	969,030	(194,068)	(620,755)	6,464,041
Accumulated net realized loss	(5,484,251)	(87,984,988)	(70,593,658)	(76,902,528)
Net unrealized appreciation/depreciation	5,700,574	(5,169,230)	1,696,350	17,619,655
Net Assets	$ 129,070,912	$ 136,417,910	$ 281,067,091	$ 648,843,282
Net asset value	$ 14.32	$ 11.01	$ 15.24	$ 17.58
[1] Investments at cost — unaffiliated	$ 178,235,192	$ 199,092,270	$ 387,878,515	$ 832,116,753
[2] Investments at cost — affiliated	$ 4,517,571	$ 3,037,317	$ 2,358,167	$ 402,771
[3] Foreign currency at cost	$ 40,814	$ 1,205,143	$ (1,412,732)	$ 385,530
[4] Par value per share	$ 0.001	$ 0.10	$ 0.10	$ 0.001
[5] Shares outstanding	$ 9,013,961	$ 12,387,088	$ 18,437,560	$ 36,908,388
[6] Shares authorized	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statements of Assets and Liabilities (concluded)

	BlackRock	Blackrock
	Senior Floating	Senior Floating
February 28, 2011 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.
Investment Income
Investments at value – Master Senior Floating Rate LLC (the “Master LLC”)[1]	$ 301,935,310	$ 148,736,726
Capital shares sold receivable	530,215	282,460
Receivable from administrator	—	62,045
Prepaid expenses	174,475	98,455
Total assets	302,640,000	149,179,686
Expenses
Income dividends payable	769,181	421,709
Contributions payable to the Master LLC	530,215	282,460
Administration fees payable	57,342	—
Officer's fees payable	482	247
Other accrued expenses payable	254,747	156,934
Total liabilities	1,611,967	861,350
Net Assets	$ 301,028,033	$ 148,318,336
Net Assets Consists of
Paid-in capital[2]	$ 548,752,664	$ 209,040,211
Undistributed net investment income	1,952,228	558,664
Accumulated net realized loss allocated from the Master LLC	(242,796,876)	(58,653,833)
Net unrealized appreciation/depreciation allocated from the Master LLC	(6,879,983)	(2,626,706)
Net Assets	$ 301,028,033	$ 148,318,336
Net asset value	$ 7.92	$ 8.58
[1] Cost — investment in the Master LLC	$ 308,815,293	$ 151,363,432
[2] Shares outstanding, par value $0.10 per share, 1 billion shares authorized	38,013,230	17,294,494

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 49

Statements of Operations

		BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	BlackRock
	Defined	Income	Income	Limited
	Opportunity	Strategies	Strategies	Duration
	Credit Trust	Fund, Inc.	Fund, Inc.	Income Trust
Six Months Ended February 28, 2011 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)
Investment Income
Interest	$ 4,825,670	$ 5,682,727	$ 10,229,988	$ 26,158,277
Facility and other fees	109,002	85,099	185,427	391,493
Dividends — affiliated	2,102	2,262	2,884	14,532
Total income	4,936,774	5,770,088	10,418,299	26,564,302
Expenses
Investment advisory	755,278	619,080	1,240,213	2,180,070
Professional	96,302	94,522	91,885	109,229
Borrowing costs[1]	80,448	72,568	147,255	—
Custodian	27,464	27,409	47,330	67,075
Printing	13,555	11,544	24,088	100,891
Accounting services	13,547	13,257	26,609	49,901
Transfer agent	12,689	13,762	20,873	12,514
Officer and Directors	6,213	6,194	13,428	41,293
Registration	4,356	4,264	4,350	5,951
Miscellaneous	12,494	16,823	23,030	46,074
Total expenses excluding interest expense	1,022,346	879,423	1,639,061	2,612,998
Interest expense	162,983	206,389	376,864	363,549
Total expenses	1,185,329	1,085,812	2,015,925	2,976,547
Less fees waived by advisor	(819)	(861)	(1,260)	(2,854)
Less fees paid indirectly	—	—	—	(444)
Total expenses after fees waived and paid indirectly	1,184,510	1,084,951	2,014,665	2,973,249
Net investment income	3,752,264	4,685,137	8,403,634	23,591,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,261,100	(3,227,303)	2,532,424	6,749,040
Financial futures contracts	—	—	—	(195,876)
Swaps	—	(10,913)	—	(48,942)
Foreign currency transactions	(707,728)	(652,776)	(1,245,237)	(4,952,612)
	1,553,372	(3,890,992)	1,287,187	1,551,610
Net change in unrealized appreciation/depreciation on:
Investments	5,298,712	10,745,912	15,274,041	27,073,100
Financial futures contracts	—	—	—	144,671
Swaps	—	21,480	—	(156,244)
Foreign currency transactions	(172,808)	(193,552)	(278,018)	57,411
Unfunded loan commitments	69,913	72,907	89,282	286,210
	5,195,817	10,646,747	15,085,305	27,405,148
Total realized and unrealized gain	6,749,189	6,755,755	16,372,492	28,956,758
Net Increase in Net Assets Resulting from Operations	$ 10,501,453	$ 11,440,892	$ 24,776,126	$ 52,547,811
[1] See Note 9 of the Notes to Financial Statements for details of short-term borrowings.

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statements of Operations (concluded)

	BlackRock	Blackrock
	Senior Floating	Senior Floating
Six Months Ended February 28, 2011 (Unaudited)	Rate Fund, Inc.	Rate Fund II, Inc.
Investment Income
Net investment income allocated from the Master LLC:
Interest	$ 8,410,420	$ 4,255,403
Dividends — affiliated	15,394	7,805
Facility and other fees	218,354	110,746
Expenses	(1,524,819)	(771,656)
Total income	7,119,349	3,602,298
Expenses
Administration	367,055	297,221
Reorganization	138,445	119,260
Registration	121,100	68,215
Transfer agent	103,535	30,032
Printing	50,147	25,034
Tender offer	40,220	20,018
Professional	6,507	12,008
Officer	1,545	205
Miscellaneous	5,183	4,407
Total expenses	833,737	576,400
Less fees waived by advisor	—	(107,313)
Total expenses after fees waived	833,737	469,087
Net investment income	6,285,612	3,133,211
Realized and Unrealized Gain (Loss) Allocated from the Master LLC
Net realized gain from investments and foreign currency transactions	2,202,323	1,100,731
Net change in unrealized appreciation/depreciation on investments, foreign currency transactions and unfunded loan commitments	10,413,168	5,255,603
Total realized and unrealized gain	12,615,491	6,356,334
Net Increase in Net Assets Resulting from Operations	$ 18,901,103	$ 9,489,545

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 51

Statements of Changes in Net Assets

	BlackRock Defined		BlackRock Diversified
	Opportunity Credit Trust (BHL)		Income Strategies Fund (DVF)
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 3,752,264	$ 7,661,944	$ 4,685,137	$ 9,875,073
Net realized gain (loss)	1,553,372	1,285,459	(3,890,992)	(15,451,009)
Net change in unrealized appreciation/depreciation	5,195,817	6,522,220	10,646,747	37,352,693
Net increase in net assets resulting from operations	10,501,453	15,469,623	11,440,892	31,776,757
Dividends and Distributions to Shareholders From
Net investment income	(3,567,447)	(6,270,058)	(4,712,574)	(9,834,087)
Tax return of capital	—	—	—	(666,708)
Decrease in net assets resulting from dividends and distributions to shareholders	(3,567,447)	(6,270,058)	(4,712,574)	(10,500,795)
Capital Share Transactions
Reinvestment of dividends	75,291	—	304,894	552,341
Net Assets
Total increase in net assets	7,009,297	9,199,565	7,033,212	21,828,303
Beginning of period	122,061,615	112,862,050	129,384,698	107,556,395
End of period	$ 129,070,912	$ 122,061,615	$ 136,417,910	$ 129,384,698
Undistributed (distributions in excess of) net investment income	$ 969,030	$ 784,213	$ (194,068)	$ (166,631)

See Notes to Financial Statements.

52 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statements of Changes in Net Assets (continued)

	BlackRock Floating Rate		BlackRock Limited Duration
	Income Strategies Fund, Inc. (FRA)		Income Trust (BLW)
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 8,403,634	$ 16,622,980	$ 23,591,053	$ 41,283,432
Net realized gain (loss)	1,287,187	(14,156,705)	1,551,610	(11,714,049)
Net change in unrealized appreciation/depreciation	15,085,305	41,425,444	27,405,148	71,507,938
Net increase in net assets resulting from operations	24,776,126	43,891,719	52,547,811	101,077,321
Dividends and Distributions to Shareholders From
Net investment income	(8,511,552)	(17,335,715)	(23,405,709)	(33,200,685)
Tax return of capital	—	(378,219)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(8,511,552)	(17,713,934)	(23,405,709)	(33,200,685)
Capital Share Transactions
Reinvestment of dividends	423,339	1,041,829	320,010	—
Net Assets
Total increase in net assets	16,687,913	27,219,614	29,462,112	67,876,636
Beginning of period	264,379,178	237,159,564	619,381,170	551,504,534
End of period	$ 281,067,091	$ 264,379,178	$ 648,843,282	$ 619,381,170
Undistributed (distributions in excess of) net investment income	$ (620,755)	$ (512,837)	$ 6,464,041	$ 6,278,697

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 53

Statements of Changes in Net Assets (concluded)

	BlackRock Senior		BlackRock Senior
	Floating Rate Fund, Inc.		Floating Rate Fund II, Inc.
	Six Months Ended		Six Months Ended
	February 28,	Year Ended	February 28,	Year Ended
	2011	August 31,	2011	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net investment income	$ 6,285,612	$ 14,656,941	$ 3,133,211	$ 7,089,850
Net realized gain (loss)	2,202,323	(17,149,880)	1,100,731	(7,524,615)
Net change in unrealized appreciation/depreciation	10,413,168	35,131,654	5,255,603	16,400,162
Net increase in net assets resulting from operations	18,901,103	32,638,715	9,489,545	15,965,397
Dividends to Shareholders From
Net investment income	(6,384,197)	(14,620,743)	(3,183,862)	(7,072,114)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(9,623,445)	(31,545,795)	(8,470,211)	(8,757,464)
Net Assets
Total increase (decrease) in net assets	2,893,461	(13,527,823)	(2,164,528)	135,819
Beginning of period	298,134,572	311,662,395	150,482,864	150,347,045
End of period	$ 301,028,033	$ 298,134,572	$ 148,318,336	$ 150,482,864
Undistributed net investment income	$ 1,952,228	$ 2,050,813	$ 558,664	$ 609,315

See Notes to Financial Statements.

54 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statements of Cash Flows

		BlackRock	BlackRock	BlackRock
	BlackRock	Diversified	Floating Rate	Limited
	Defined	Income	Income	Duration
	Opportunity	Strategies	Strategies	Income
	Credit Trust	Fund, Inc.	Fund, Inc.	Trust
Six Months Ended February 28, 2010 (Unaudited)	(BHL)	(DVF)	(FRA)	(BLW)
Cash Used for Operating Activities
Net increase in net assets resulting from operations	$ 10,501,453	$ 11,440,892	$ 24,776,126	$ 52,547,811
Adjustments to reconcile net increase in net assets
resulting from operations to net cash used for operating activities:
(Increase) decrease in interest receivable	50,096	(59,651)	178,794	(756,676)
Decrease in swap receivable	—	1,840	—	121,500
Decrease in other assets	118,472	16,794	226,459	233,078
Decrease in commitment fees receivable	720	1,735	2,995	6,677
Decrease in margin variation receivable	—	—	—	15,725
Increase in reverse repurchase agreements receivable	—	—	—	6,013,500
Decrease in income receivable — affiliated	—	—	—	464
Increase in cash pledged as collateral for financial futures contracts	—	—	—	(35,000)
Increase in investment advisory fees payable	1,713	2,079	4,249	2,235
Increase in interest expense and fees payable	42,902	17,644	35,517	93,168
Increase in other affiliates payable	246	285	1,593	3,893
Increase in payable to custodian	—	—	328,833	—
Decrease in other liabilities	(6,217)	(4,547)	(23,811)	(19,724)
Increase (decrease) in other accrued expenses payable	(36,229)	(15,945)	15,318	(91,983)
Increase in margin variation payable	—	—	—	6,359
Decrease in swaps payable	—	(1,000)	—	(153)
Increase in Officer's and Directors' fees payable	57	22	53	11,176
Net periodic and termination payments of swaps	—	(11,774)	—	—
Net realized and unrealized loss on investments	(7,406,910)	(6,989,833)	(17,618,201)	(29,571,777)
Amortization of premium and accretion of discount on investments	(684,866)	(773,367)	(1,226,423)	(1,754,452)
Paid-in-kind income	(37,484)	(154,608)	(263,090)	(894,622)
Proceeds from sales of long-term investments	82,862,942	90,082,876	181,853,083	441,606,615
Purchases of long-term investments	(88,456,030)	(96,322,096)	(190,784,862)	(488,260,438)
Net purchases of short-term securities	(3,345,374)	(1,215,178)	(1,569,968)	(402,771)
Cash used for operating activities	(6,394,509)	(3,983,832)	(4,063,335)	(21,125,395)
Cash Provided by Financing Activities
Cash receipts from borrowings	83,419,485	62,000,000	124,000,000	195,041,434
Cash payments on borrowings	(73,419,485)	(54,000,000)	(114,000,000)	(147,292,332)
Cash dividends paid	(3,584,713)	(4,407,680)	(8,088,213)	(23,079,020)
Increase (decrease) in custodian bank payable	—	1,563,305	1,946,672	(3,179,743)
Cash provided by financing activities	6,415,287	5,155,625	3,858,459	21,490,339
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	424	16,692	(15,602)	10,263
Cash
Net increase (decrease) in cash	21,202	1,188,485	(220,478)	375,207
Cash and foreign currency at beginning of period	19,910	33,052	220,478	19,008
Cash and foreign currency at end of period	$ 41,112	$ 1,221,537	—	394,215
Cash Flow Information
Cash paid during the period for interest	$ 120,081	$ 188,745	$ 341,347	$ 270,381
Noncash Financing Activities
Capital shares issued in reinvestment of dividends	$ 75,291	$ 304,894	$ 423,339	$ 320,010
A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 55

Financial Highlights BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months			Period
	Ended			January 31,
	February 28,	Year Ended		2008[1]
	2011	August 31,		to August 31,
	(Unaudited)	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 13.55	$ 12.53	$ 14.31	$ 14.33[2]
Net investment income[3]	0.42	0.85	0.87	0.47
Net realized and unrealized gain (loss)	0.75	0.87	(1.55)	0.21
Net increase (decrease) from investment operations	1.17	1.72	(0.68)	0.68
Dividends and distributions from:
Net investment income	(0.40)	(0.70)	(1.09)	(0.62)
Tax return of capital	—	—	(0.01)	(0.06)
Total dividends and distributions	(0.40)	(0.70)	(1.10)	0.68)
Capital charges with respect to issuance of shares	—	—	—	(0.02)
Net asset value, end of period	$ 14.32	$ 13.55	$ 12.53	$ 14.31
Market price, end of period	$ 14.69	$ 12.86	$ 11.03	$ 12.66
Total Investment Return[4]
Based on net asset value	8.77%[5]	14.39%	(2.16)%	4.79%[5]
Based on market price	17.57%[5]	23.33%	(2.65)%	(11.44)%[5]
Ratios to Average Net Assets
Total expenses	1.90%[6]	1.91%	2.39%	1.78%[6]
Total expenses after fees waived and paid indirectly	1.90%[6]	1.90%	2.39%	1.78%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.63%[6]	1.65%	1.94%	1.48%[6]
Net investment income	6.00%[6]	6.40%	8.11%	5.52%[6]
Supplemental Data
Net assets, end of period (000)	$ 129,071	$ 122,062	$ 112,862	$ 127,695
Borrowings outstanding, end of period (000)	$ 34,000	$ 24,000	$ 27,000	$ 38,500
Average borrowings outstanding during the period (000)	$ 26,259	$ 24,633	$ 31,141	$ 13,788
Portfolio turnover	51%	102%	41%	18%
Asset coverage, end of period per $ 1,000	$ 4,796	$ 6,086	$ 5,180	$ 4,317

1 Commencement of operations
2 Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from initial offering price of $15.00 per share.
3 Based on average shares outstanding.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

56 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.47	$ 8.74	$ 13.94	$ 17.50	$ 18.70	$ 18.38
Net investment income[1]	0.38	0.80	1.06	1.61	1.83	1.77
Net realized and unrealized gain (loss)	0.54	1.78	(4.88)	(3.41)	(1.23)	0.25
Net increase (decrease) from investment operations	0.92	2.58	(3.82)	(1.80)	0.60	2.02
Dividends and distributions from:
Net investment income	(0.38)	(0.80)	(1.14)	(1.72)	(1.80)	(1.70)
Tax return of capital	—	(0.05)	(0.24)	(0.04)	—	—
Total dividends and distributions	(0.38)	(0.85)	(1.38)	(1.76)	(1.80)	(1.70)
Capital charges with respect to issuance of shares	—	—	—	—	—	(0.00)[2]
Net asset value, end of period	$ 11.01	$ 10.47	$ 8.74	$ 13.94	$ 17.50	$ 18.70
Market price, end of period	$ 11.11	$ 10.45	$ 8.80	$ 12.77	$ 17.16	$ 18.85
Total Investment Return[3]
Based on net asset value	8.93%[4]	30.27%	(23.82)%	(10.17)%	3.00%	11.99%
Based on market price	10.13%[4]	29.13%	(16.27)%	(16.08)%	0.19%	18.36%
Ratios to Average Net Assets
Total expenses	1.65%[5]	1.53%	2.47%	2.77%	3.66%	3.17%
Total expenses after fees waived and paid indirectly	1.65%[5]	1.53%	2.47%	2.77%	3.66%	3.17%
Total expenses after fees waived and paid indirectly
and excluding interest expense	1.33%[5]	1.26%	1.57%	1.23%	1.30%	1.29%
Net investment income	7.11%[5]	7.86%	13.63%	10.40%	9.63%	9.57%
Supplemental Data
Net assets, end of period (000)	$ 136,418	$ 129,385	$ 107,556	$ 169,707	$ 212,792	$ 224,156
Borrowings outstanding, end of period (000)	$ 37,000	$ 29,000	$ 18,000	$ 65,500	$ 72,000	$ 88,800
Average borrowings outstanding during the period (000)	$ 33,514	$ 25,074	$ 28,247	$ 64,335	$ 95,465	$ 86,132
Portfolio turnover	52%	105%	45%	41%	72%	64%
Asset coverage, end of period per $1,000	$ 4,687	$ 5,462	$ 6,975	$ 3,591	$ 3,955	$ 3,524

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 57

Financial Highlights BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 14.36	$ 12.93	$ 16.12	$ 18.25	$ 19.32	$ 19.35
Net investment income[1]	0.46	0.91	1.14	1.45	1.54	1.40
Net realized and unrealized gain (loss)	0.88	1.48	(3.04)	(2.03)	(1.07)	(0.06)
Net increase (decrease) from investment operations	1.34	2.39	(1.90)	(0.58)	0.47	1.34
Dividends and distributions from:
Net investment income	(0.46)	(0.94)	(1.29)	(1.55)	(1.54)	(1.37)
Tax return of capital	—	(0.02)	—	—	—	—
Total dividends and distributions	(0.46)	(0.96)	(1.29)	(1.55)	(1.54)	(1.37)
Net asset value, end of period	$ 15.24	$ 14.36	$ 12.93	$ 16.12	$ 18.25	$ 19.32
Market price, end of period	$ 15.38	$ 14.61	$ 12.26	$ 14.49	$ 16.70	$ 17.49
Total Investment Return[2]
Based on net asset value	9.47%[3]	18.91%	(8.88)%	(2.56)%	2.74%	7.92%
Based on market price	8.59%[3]	27.59%	(3.88)%	(4.28)%	3.85%	5.91%
Ratios to Average Net Assets
Total expenses	1.49%[4]	1.45%	1.96%	2.61%	3.33%	2.54%
Total expenses after fees waived and paid indirectly	1.49%[4]	1.45%	1.96%	2.60%	3.33%	2.54%
Total expenses after fees waived and paid indirectly and excluding
interest expense and fees	1.21%[4]	1.22%	1.31%	1.18%	1.20%	1.14%
Net investment income	6.21%[4]	6.43%	10.18%	8.49%	7.88%	7.30%
Supplemental Data
Net assets, end of period (000)	$ 281,067	$ 264,379	$ 237,160	$ 295,005	$ 334,065	$ 353,713
Borrowings outstanding, end of period (000)	$ 63,000	$ 53,000	$ 38,000	$ 101,500	$ 107,000	$ 135,200
Average borrowings outstanding during the period (000)	$ 60,536	$ 48,258	$ 50,591	$ 102,272	$ 133,763	$ 101,916
Portfolio turnover	54%	96%	58%	49%	69%	57%
Asset coverage, end of period per $1,000	$ 5,461	$ 5,988	$ 7,241	$ 3,906	$ 4,122	$ 3,616

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

58 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock Limited Duration Income Trust (BLW)

	Six Months			Period
	Ended			November 1,
	February 28,	Year Ended August 31,		2007 to		Year Ended October 31,
	2011			August 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.79	$ 14.95	$ 16.71	$ 18.52	$ 19.01	$ 19.17	$ 20.13
Net investment income	0.64[1]	1.12[1]	1.01[1]	1.14[1]	1.50	1.35	1.46
Net realized and unrealized gain (loss)	0.69	1.62	(1.61)	(1.76)	(0.49)	0.03	(0.94)
Net increase (decrease) from investment operations	1.33	2.74	(0.60)	(0.62)	1.01	1.38	0.52
Dividends and distributions from:
Net investment income	(0.54)	(0.90)	(1.16)	(1.19)	(1.41)	(1.52)	(1.33)
Net realized gain	—	—	—	—	(0.06)	—	(0.15)
Tax return of capital	—	—	—	—	(0.03)	(0.02)	—
Total dividends and distributions	(0.54)	(0.90)	(1.16)	(1.19)	(1.50)	(1.54)	(1.48)
Net asset value, end of period	$ 17.58	$ 16.79	$ 14.95	$ 16.71	$ 18.52	$ 19.01	$ 19.17
Market price, end of period	$ 17.00	$ 16.76	$ 14.09	$ 14.57	$ 16.68	$ 18.85	$ 17.48
Total Investment Return[2]
Based on net asset value	8.73%[3]	19.00%	(1.57)%	(2.60)%[3]	5.66%	7.85%	2.93%
Based on market price	5.33%[3]	26.04%	6.40%	(5.70)%[3]	(4.03)%	17.31%	(5.30)%
Ratios to Average Net Assets
Total expenses	0.94%[4]	0.82%	0.72%	1.39%[4]	2.16%	2.20%	1.71%
Total expenses after fees waived and before fees paid indirectly	0.94%[4]	0.81%	0.71%	1.39%[4]	2.16%	2.20%	1.71%
Total expenses after fees waived and paid indirectly	0.94%[4]	0.81%	0.71%	1.38%[4]	2.14%	2.19%	1.71%
Total expenses after fees waived and paid indirectly and
excluding interest expense	0.83%[4]	0.73%	0.69%	0.76%[4]	0.83%	0.91%	0.92%
Net investment income	7.48%[4]	6.90%	7.42%	7.84%[4]	7.92%	7.10%	7.42%
Supplemental Data
Net assets, end of period (000)	$ 648,843	$ 619,381	$ 551,505	$ 616,393	$ 638,109	$ 699,206	$ 704,961
Borrowings outstanding, end of period (000)	$ 170,982	$ 123,233	—	$ 64,538	$ 109,287	$ 220,000	$ 176,010
Average borrowings outstanding during the period (000)	$ 163,186	$ 44,160	$ 11,705	$ 120,295	$ 172,040	$ 179,366	$ 186,660
Portfolio turnover	54%[5]	248%[6]	287%[7]	191%[8]	65%	132%	70%
Asset coverage, end of period per $1,000	$ 4,795	$ 6,026	—	$ 10,551	$ 7,251	$ 4,178	$ 5,005

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.
5 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 48%.
6 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 113%.
7 Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 79%.
8 Includes TBA transactions. Excluding these transactions, the portfolio turnover would have been 24%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 59

Financial Highlights BlackRock Senior Floating Rate Fund, Inc.

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 7.59	$ 7.16	$ 7.98	$ 8.60	$ 8.92	$ 9.01
Net investment income[1]	0.17	0.36	0.39	0.51	0.60	0.52
Net realized and unrealized gain (loss)	0.33	0.43	(0.83)	(0.62)	(0.32)	(0.08)
Net increase (decrease) from investment operations	0.50	0.79	(0.44)	(0.11)	0.28	0.44
Dividends from net investment income	(0.17)	(0.36)	(0.38)	(0.51)	(0.60)	(0.53)
Net asset value, end of period	$ 7.92	$ 7.59	$ 7.16	$ 7.98	$ 8.60	$ 8.92
Total Investment Return[2]
Based on net asset value	6.61%[3]	11.20%	(4.69)%	(1.32)%[4]	3.07%	4.97%
Ratios to Average Net Assets[5]
Total expenses	1.61%[6]	1.53%	1.53%	1.28%[4]	1.44%	1.43%
Net investment income	4.28%[6]	4.82%	5.97%	6.16%	6.67%	5.84%
Supplemental Data
Net assets, end of period (000)	$ 301,028	$ 298,135	$ 311,662	$ 399,400	$ 505,515	$ 601,807
Portfolio turnover for the Master LLC	63%	108%	47%	56%	46%	54%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the early withdrawal charge, but do include the reinvestment of dividends and distributions. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund’s shares exists.
3 Aggregate total investment return.
4 During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.24%. The expense ratio excluding the refund was 1.46%.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

60 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Financial Highlights BlackRock Senior Floating Rate Fund II, Inc.

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 8.22	$ 7.76	$ 8.67	$ 9.35	$ 9.70	$ 9.79
Net investment income[1]	0.18	0.38	0.41	0.54	0.63	0.56
Net realized and unrealized gain (loss)	0.36	0.46	(0.89)	(0.69)	(0.34)	(0.10)
Net increase (decrease) from investment operations	0.54	0.84	(0.48)	(0.15)	0.29	0.46
Dividends from net investment income	(0.18)	(0.38)	(0.43)	(0.53)	(0.64)	(0.55)
Net asset value, end of period	$ 8.58	$ 8.22	$ 7.76	$ 8.67	$ 9.35	$ 9.70
Total Investment Return[2]
Based on net asset value	6.61%[3]	10.97%	(4.70)%	(1.61)%[4]	2.89%	4.90%
Ratios to Average Net Assets[5]
Total expenses	1.81%[6]	1.67%	1.68%	1.50%[4]	1.59%	1.57%
Total expenses after fees waived	1.67%[6]	1.67%	1.68%	1.50%	1.59%	1.57%
Net investment income	4.22%[6]	4.68%	5.79%	5.96%	6.53%	5.70%
Supplemental Data
Net assets, end of period (000)	$ 148,318	$ 150,483	$ 150,347	$ 186,637	$ 247,861	$ 322,202
Portfolio turnover for the Master LLC	63%	108%	47%	56%	46%	54%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the early withdrawal charge, but do include the reinvestment of dividends and distributions. The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the Fund’s shares exists.
3 Aggregate total investment return.
4 During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.11%. The expense ratio excluding the refund was 1.64%.
5 Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 61

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Defined Opportunity Credit Trust (“BHL”), BlackRock Diversified
Income Strategies Fund, Inc. (“DVF”), BlackRock Floating Rate Income
Strategies Fund, Inc. (“FRA”), BlackRock Limited Duration Income Trust
(“BLW”), BlackRock Senior Floating Rate Fund, Inc. (“Senior Floating Rate”)
and BlackRock Senior Floating Rate Fund II, Inc. (“Senior Floating Rate II”)
(collectively, the “Funds” or individually as a “Fund”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BHL and BLW are organized as Delaware Statutory trusts. DVF, FRA, Senior
Floating Rate and Senior Floating Rate II are organized as Maryland corp-
orations. BHL, DVF, FRA and BLW are registered as diversified, closed-end management investment companies. Senior Floating Rate and Senior
Floating Rate II are registered as continuously offered, non-diversified, closed-end management investment companies. The Funds’ financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund’s Board of Directors/Trustees are collectively referred to throughout this report as the “Board of Directors” or the “Board”. The Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

Senior Floating Rate and Senior Floating Rate II seek to achieve their investment objectives by investing all their assets in the Master Senior
Floating Rate LLC (the “Master LLC”), which has the same investment objective and strategies as these Funds. The value of each Fund’s invest-
ment in the Master LLC reflects each Fund’s proportionate interest in the net assets of the Master LLC. The performance of each Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included else-
where in this report and should be read in conjunction with Senior Floating
Rate and Senior Floating Rate II’s financial statements. The percentage of the Master LLC owned by Senior Floating Rate and Senior Floating Rate II at February 28, 2011 was 67% and 33%, respectively.

Reorganizations: On September 2, 2010, the Board of each of Senior
Floating Rate and Senior Floating Rate II (the “Senior Floating Rate Funds”)
and on September 17, 2010 the Board of Trustees of BlackRock Funds II
approved the reorganization of each Senior Floating Rate Fund into the
BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds II
(“Floating Rate Income Portfolio”), with the BlackRock Floating Rate
Income Portfolio being the legal surviving fund (the “Reorganizations”).
The Reorganizations were effective on March 21, 2011, see Note 10 for more details.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain informa-
tion with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider esti-
mated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-
announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as dis-
counted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used.
Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair

62 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorpo-
rates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Senior Floating Rate and Senior Floating Rate II record their investments in the Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master
LLC, including categorization of fair value measurements, is discussed in
Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Foreign Currency Transactions: The Funds’ books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: Certain Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of dif-
ferent parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Certain Funds may purchase certain mortgage pass-through securities.
There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-
related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, inc-
luding Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through
Certificates, which are solely the obligations of Freddie Mac and Fannie
Mae, are not backed by or entitled to the full faith and credit of the
United States and are supported by the right of the issuer to borrow from the Treasury.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value.
Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 63

Notes to Financial Statements (continued)

on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Certain Funds may invest in floating rate loan interests. The floating rate loan interests the Funds hold are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower.
Floating rate loan interests generally pay interest at rates that are periodi-
cally determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more
European banks, such as LIBOR (London Inter Bank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and invest-
ments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When a Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Funds earn and/or pay facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statements of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the bor-
rower. The Funds will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contrac-
tual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities:
Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the pur-
chase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settle-
ment date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the inter-
est earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments, if any.

TBA Commitments: Certain Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mort-
gage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds gen-
erally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-
backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. The Funds account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions. These transactions may increase the Funds’ portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

64 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or bro-
ker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Funds’ obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC’)
require that the Funds either deliver collateral or segregate assets in con-
nection with certain investments (e.g., dollar rolls, TBA sale commitments, financial futures contracts, foreign currency exchange contracts and swaps)
or certain borrowings (e.g., reverse repurchase agreements, TALF loans and loan payable), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or desig-
nate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade basis. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Funds are informed of the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in facility and other fees in the Statements of Operations.

Senior Floating Rate and Senior Floating Rate II record daily their propor-
tionate share of the Master LLC’s income, expenses and realized and unre-
alized gains and losses. In addition, both Funds accrue their own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are deter-
mined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Certain Funds have wholly owned taxable subsidiaries organized as limited liability companies (the “Taxable Subsidiaries”) each of which holds one of the investments listed in the Schedules of Investments. The Taxable
Subsidiaries allow a Fund to hold an investment that is organized as an operating partnership while still satisfying Regulated Investment Company tax requirements. Income earned on the investments held by the Taxable
Subsidiaries is taxable to such subsidiaries. Income tax expense, if any, of the Taxable Subsidiaries is reflected in the value of the investments held by the Taxable Subsidiaries.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the two years ended August 31, 2010 and the period ended August 31, 2008 for
BHL, the four years ended August 31, 2010 for DVF, FRA, Senior Floating
Rate and Senior Floating Rate II and the two years ended August 31,
2010, the period ended August 31, 2008 and the year ended October 31,
2007 for BLW. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the juris-
diction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in certain other
BlackRock Closed-End Funds.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 65

Notes to Financial Statements (continued)

The deferred compensation plan is not funded and obligations there-under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Fund investments under the plan are included in dividends — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The
Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which if applica-
ble are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in mar-
ket values net of any collateral received on the options should the counter-
party fail to perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as options written obligate the
Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master
Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the
Funds bear the risk of loss from counterparty non-performance. See Note 1
“Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its
ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).
Financial futures contracts are agreements between the Funds and the counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign cur-
rency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign cur-
rencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the cur-
rency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the
Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to move-
ments in the value of the referenced foreign currencies and the risk that

66 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

a counterparty to the contract does not perform its obligations under the agreement.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (interest rate risk)
and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset
(liability). The amount of the asset (liability) is subsequently marked-
to-market to reflect the current market value of the option purchased
(written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from
(or added to) the proceeds of the instrument sold. When an option expires
(or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavor-
able change in the value of the underlying instrument or the risk that the
Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is ter-
minated, the Funds will record a realized gain or loss equal to the differ-
ence between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agree-
ments, that the counterparty to the agreements may default on its obliga-
tion to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes.
Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity
(e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 67

Notes to Financial Statements (continued)

Derivative Instruments Categorized by Risk Exposure:
Fair Values of Derivative Instruments as of February 28, 2011

Asset Derivatives

		BHL	DVF	FRA	BLW
Statement of Assets
	and Liabilities Location		Value
Foreign currency exchange contracts	Unrealized appreciation on foreign
	currency exchange contracts	$ 6,661	—	$ 7,285	$ 15,275
Liability Derivatives

		BHL	DVF	FRA	BLW
Statement of Assets
	and Liabilities Location		Value
Interest rate contracts	Net unrealized
	appreciation/depreciation*	—	—	—	$ 36,143
Foreign currency exchange contracts	Unrealized depreciation on foreign
	currency exchange contracts	$ 176,575	$ 188,636	$ 333,453	736,158
Credit contracts	Unrealized depreciation on swaps	—	—	—	83,243
Total		$ 176,575	$ 188,636	$ 333,543	$ 855,544
* Includes cumulative appreciation/depreciation on the financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
The Effect of Derivative Instruments in the Statements of Operations
Six Months Ended February 28, 2011

Net Realized Gain (Loss) from

		BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts		—	—	—	$ (195,876)
Options**		—	—	—	(21,025)
Foreign currency exchange contracts:
Foreign currency exchange contracts		$ (683,392)	$ (655,580)	$(1,218,348)	(5,234,984)
Credit contracts:
Swaps		—	(10,913)	—	(48,942)
Total		$ (683,392)	$ (666,493)	$(1,218,348)	$ (5,500,827)
Net Change in Unrealized Appreciation/Depreciation on

		BHL	DVF	FRA	BLW
Interest rate contracts:
Financial futures contracts		—	—	—	$ 144,671
Options**		—	—	—	20,231
Foreign currency exchange contracts:
Foreign currency exchange contracts		$ (169,435)	$ (174,297)	$ (278,445)	(23,738)
Credit contracts:
Swaps		—	21,480	—	(156,244)
Total		$ (169,435)	$ (152,817)	$ (278,445)	$ (15,080)
** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

68 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

For the six months ended February 28, 2011 the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHL	DVF	FRA	BLW
Financial futures contracts:
Average number of contracts purchased	—	—	—	2
Average number of contracts sold	—	—	—	100
Average notional value of contracts purchased	—	—	—	$ 487,956
Average notional value of contracts sold	—	—	—	$21,606,899
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	6	6	7	7
Average number of contracts — US dollars sold	2	2	3	1
Average US dollar amounts purchased.	$11,428,279	$11,638,271	$21,384,156	$37,943,242
Average US dollar amounts sold	$ 364,248	$ 778,319	$ 2,056,731	$ 640,523
Options:
Average number of option contracts purchased	—	13	20	46
Average notional value of option contracts purchased	—	$12,257	$ 18,857	$ 43,372
Credit default swaps:
Average number of contracts — buy protection	—	—	—	2
Average number of contracts — sell protection	—	1	—	—
Average notional value-buy protection	—	—	—	$1,100,000
Average notional value-sell protection	—	$ 150,000	—	—

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

BHL, DVF, FRA and BLW entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advi-
sor, an indirect, wholly owned subsidiary of BlackRock, to provide invest-
ment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary per-
sonnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at an annual rate of each Fund’s average daily net assets, plus the proceeds of any outstanding borrowings used for leverage as follows:

BHL	1.00%
DVF	0.75%
FRA	0.75%
BLW	0.55%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by advisor in the Statements of Operations. For the six months ended February 28, 2011, the amounts waived were as follows:

BHL	$ 819
DVF	$ 861
FRA	$1,260
BLW	$2,854

The Manager, on behalf of BHL, DVF, FRA and BLW, entered into a sub-
advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended February 28, 2011, certain Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BHL	$ 444
DVF	$ 461
FRA	$2,860
BLW	$6,942

Senior Floating Rate and Senior Floating Rate II entered into an
Administration Agreement with the Manager. The administration fee paid to the Manager is calculated daily and paid monthly based on an annual rate of 0.25% and 0.40%, respectively, of the average daily value of these
Fund’s net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of these Funds.

For Senior Floating Rate II, the Manager voluntarily agreed to waive expenses in order to limit total annual Fund operating expenses (excluding interest expense, acquired fund fees and expenses and certain other expenses) to 1.83% of the Fund’s average daily net assets. This voluntary waiver may be reduced or discontinued at any time without notice.

Senior Floating Rate and Senior Floating Rate II entered into a separate
Distribution Agreement and Distribution Plan with BlackRock Investments,
LLC (“BRIL”), which is an affiliate of BlackRock.

For the six months ended February 28, 2011, BRIL received early with-
drawal charges for Senior Floating Rate and Senior Floating Rate II in the
amount of $57,184 and $3,990, respectively relating to the tender of each
Fund’s shares.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 69

Notes to Financial Statements (continued)

Senior Floating Rate and Senior Floating Rate II may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. These amounts are included in dividends – affiliated in the Statements of Operations.

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns and mortgage dol-
lar roll transactions and excluding short-term securities and US government securities for the six months ended February 28, 2011, were as follows:

	Purchases	Sales
BHL	$110,302,210	$ 82,285,931
DVF	$115,481,381	$ 90,472,347
FRA	$235,661,473	$188,787,497
BLW	$487,497,672	$432,264,757

For the six months ended February 28, 2011, purchases and sales of US government securities for BLW were $2,513,922 and $3,382,238, respectively.

For the six months ended February 28, 2011, purchases and sales for BLW attributable to mortgage dollar rolls were $49,508,781 and $49,664,770, respectively.

5. Commitments:

The Funds may invest in floating rate loan interests. In connection with these investments, the Funds may also enter into unfunded loan commit-
ments (“commitments”). Commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Funds earn a com-
mitment fee, typically set as a percentage of the commitment amount.
Such fee income, which is classified in the Statements of Operations as facility and other fees, is recognized ratably over the commitment period.

As of February 28, 2011, the Funds had the following unfunded loan com-
mitments:

Value of
	Unfunded	Underlying
Borrower	Commitment	Loan
BHL
Axcan	$ 333,333	$ 336,037
CII Investment, LLC	$ 120,155	$ 121,811
Delphi Holdings LLP	$ 122,764	$ 119,080
Delta Airlines, Inc.	$ 950,000	$ 973,370
Horizon Lines, LLC	$ 92,394	$ 91,518
DVF
Axcan	$ 350,000	$ 352,840
CII Investment, LLC	$ 64,984	$ 65,345
Delphi Holdings LLP	$ 122,764	$ 119,081
Delta Airlines, Inc.	$1,025,000	$1,052,806
Echostar	$1,395,000	$1,395,000
Horizon Lines, LLC	$ 92,394	$ 91,317
FRA
Axcan	$ 733,333	$ 739,283
CII Investment, LLC	$ 186,179	$ 190,448
Delphi Holdings LLP	$ 306,911	$ 297,703
Delta Airlines, Inc.	$ 925,000	$ 946,040
Echostar	$2,860,000	$2,860,000
Horizon Lines, LLC	$ 184,789	$ 182,915
BLW
Axcan	$ 500,000	$ 504,058
Delphi Holdings LLP	$ 613,821	$ 595,407
Delta Airlines, Inc.	$4,750,000	$4,876,883
Echostar	$4,800,000	$4,800,000

6. Capital Loss Carryforwards:

As of August 31, 2010, the Funds had capital carry loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

					Senior	Senior
					Floating Rate	Floating Rate
Expires August 31,	BHL	DVF	FRA	BLW	Fund	Fund II
2011	—	—	—	—	$ 53,409,203	$17,719,049
2012	—	—	—	—	34,221,818	6,383,383
2013	—	—	$ 691,829	—	56,166,095	—
2014	—	$ 1,755,694	—	—	945,546	—
2015	—	2,237,399	—	—	2,561,691	—
2016	—	1,444,704	475,453	$21,933,927	31,419,599	4,923,144
2017	$1,063,204	20,249,830	20,954,032	9,996,868	16,221,457	7,728,284
2018	5,362,244	52,502,532	43,990,722	37,509,275	40,888,146	19,009,722
Total	$6,425,448	$78,190,159	$66,112,036	$69,440,070	$235,833,555	$55,763,582

Under the recently enacted Regulated Investment Company Modernization
Act of 2010, capital losses incurred by the Funds after August 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

70 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collat-
eral held by the Funds.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of
Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

8. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. DVF and FRA are authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to classify and reclassify any unissued shares without approval of
Common Shareholders.

For the six months ended February 28, 2011 and the year ended August
31, 2010, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended	Year Ended
	February 28, 2011	August 31, 2010
BHL	5,257	—
DVF	28,241	52,693
FRA	28,473	72,267
BLW	18,738	—

At February 28, 2011, the shares owned by affiliates of the Manager of the
Funds were as follows:

BHL	8,517
FRA	9,017

Transactions in capital shares, with respect to Senior Floating Rate and Senior Floating Rate II, were as follows:

	Six Months Ended		Year Ended
	February 28, 2011		August 31, 2009
Senior Floating Rate	Shares	Amount	Shares	Amount
Shares sold	1,471,679	$ 11,472,862	2,423,990	$ 18,308,182
Shares issued to shareholders in reinvestment of dividends	53,539	416,519	135,475	1,019,194
Total issued	1,525,218	11,889,381	2,559,465	19,327,376
Shares tendered	(2,790,817)	(21,512,826)	(6,801,031)	(50,873,171)
Net decrease	(1,265,599)	$ (9,623,445)	(4,241,566)	$ (31,545,795)
Senior Floating Rate II
Shares sold	837,185	$ 7,034,991	2,093,983	$ 17,121,260
Shares issued to shareholders in reinvestment of dividends	18,664	157,289	77,460	629,469
Total issued	855,849	7,192,280	2,171,443	17,750,729
Shares tendered	(1,869,368)	(15,662,491)	(3,249,989)	(26,508,193)
Net decrease	(1,013,519)	$ (8,470,211)	(1,078,546)	$ (8,757,464)

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 71

Notes to Financial Statements (continued)

9. Borrowings:

On March 4, 2010, BHL, DVF and FRA entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement
(the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”).
The Funds have granted a security interest in substantially all of their assets to SSB. The SSB Agreement allowed for the following maximum commitment amounts:

Commitment
Amounts
BHL	$ 55,000,000
DVF	$ 55,000,000
FRA	$103,000,000

Advances were made by SSB to the Funds, at the Funds’ option of (a)
the higher of (i) 1.0% above the Fed Funds rate and (ii) 1.0% above the Overnight LIBOR or (b) 1.0% above the 7-day, 30-day, 60-day or
90-day LIBOR.

Effective March 3, 2011, the SSB Agreement was renewed for 364 days. The SSB Agreement allows for the following maximum commitment amounts:

Commitment
Amounts
BHL	$ 63,300,000
DVF	$ 66,800,000
FRA	$137,200,000

Advances are made by SSB to the Funds at the Funds’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the
Overnight LIBOR or (b) 0.80% above the 7-day, 30-day, 60-day or 90-day
LIBOR. In addition, the Funds pay a facility fee and a commitment fee based on SSB’s total commitment to the Funds. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of February 28, 2011 are shown in the Statements of Assets and Liabilities as loan payable.

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

During the six months ended February 28, 2011, BLW borrowed under the
Term Asset-Backed Securities Loan Facility (“TALF”). The TALF program was launched by the US Department of Treasury and the Federal Reserve Board
as a credit facility designed to restore liquidity to the market for asset-
backed securities. The Federal Reserve Bank of New York (“FRBNY”) pro-
vided up to $1 trillion in non-recourse loans to support the issuance of certain AAA-rated asset-backed securities and commercial mortgage-
backed securities (“Eligible Securities”). The Fund posted as collateral already-held Eligible Securities, which were all commercial mortgage-
backed securities, in return for non-recourse, 5-year term loans (“TALF loans”) in an amount equal to approximately 85% of the value of such
Eligible Securities.

The non-recourse provision of the TALF loans allowed the Fund to satisfy loan obligations with Eligible Securities, subject to certain conditions, even if the value of the Eligible Securities falls below the outstanding amount of the loan. The Fund can repay TALF loans prior to the maturity dates with no penalty. Principal and interest due on the loans will typically be paid with principal paydowns and interest received from the Eligible Securities. Credit agreements underlying each loan contain provisions to address instances in which interest payments on Eligible Securities fall short of amounts due to the FRBNY. The Fund paid to the FRBNY a one time administration fee of 0.20% of the amount borrowed, which was expensed as incurred in the current period by the Fund and is included in borrowing costs in the
Statements of Operations. The Fund also paid a financing fee equal to the 5-year LIBOR swap rate plus 1.00% on the outstanding loan amount payable monthly, which is included in interest expense in the Statements of Operations.

During the six months ended February 28, 2011, the Fund repaid its out-
standing TALF loans and the Eligible Securities posted as collateral were returned to the Fund. The Fund financed the repayment of the TALF loans by entering into reverse repurchase agreements.

Since the Fund had the ability to potentially satisfy TALF loan obligations by surrendering Eligible Securities, potential losses by the Fund associated with the TALF loans were limited to the difference between the amount of Eligible Securities posted at the time of loan initiation and the loan proceeds received by the Fund.

The Fund elected to account for the outstanding TALF loans at fair value.
The Fund elected to fair value its TALF loans to more closely align changes in the value of the TALF loans with changes in the value of the Eligible
Securities and to reduce the potential volatility in the Statements of
Operations which could result if only the Eligible Securities were fair valued.
The TALF loans were valued utilizing quotations received from a board approved pricing service. TALF-eligible Asset-Backed Securities/Collateralized
Mortgage-Backed Securities (“ABS/CMBS”) value may be affected by his-
toric defaults and prepayments on the asset pool, expected future defaults and prepayments, current interest rate levels, current and forward modeled
ABS/CMBS spread levels. Accordingly, TALF loan valuation methodologies may include, but are not limited to, the following inputs: (i) ABS/CMBS prepayment assumptions, (ii) discount rates and (iii) the non-recourse put option valuation. The resulting TALF loan valuation combines the present value of the future loan cash flows, plus the value of the non-
recourse option.

For the six months ended February 28, 2011, the daily weighted average interest rates for Funds with loans under the revolving credit agreements were as follows:

Daily Weighted
Average
Interest Rate
BHL	1.25%
DVF	1.24%
FRA	1.26%

72 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (concluded)

For the six months ended February 28, 2011, the daily weighted average interest rate for BLW for reverse repurchase agreements and TALF loans was as follows:

Daily Weighted
Average
Interest Rate
BLW	0.45%

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 31, 2011 to shareholders of record on March 15, 2011 as follows:

Common Dividend
Per Share
BHL	$0.0660
DVF	$0.0635
FRA	$0.0770
BLW	$0.1000

Senior Floating Rate and Senior Floating Rate II paid a net investment income dividend on March 17, 2011 to shareholders of record on March
15, 2011 as follows:

Common Dividend
Per Share
Senior Floating Rate	$0.022941
Senior Floating Rate II	$0.012695

The Board and shareholders of each of Senior Floating Rate and Senior
Floating Rate II (individually, a “Target Fund” and collectively the “Target
Funds”) and the Board and shareholders of Floating Rate Income Portfolio, a series of BlackRock Funds II (“Floating Rate Income Portfolio”), approved the reorganizations of each Target Fund into Floating Rate Income Portfolio, pursuant to which Floating Rate Income Portfolio acquired substantially all of the assets and assumed substantially all of the liabilities of the Target
Funds in exchange for an equal aggregate value of the Floating Rate
Income Portfolio shares.

In connection with the acquisition, Floating Rate Income Portfolio is the legal surviving entity in the reorganization. Senior Floating Rate is the accounting or continuing portfolio for purposes of maintaining the financial statements and performance history in the post-reorganization fund.

Each shareholder of the Target Funds received Floating Rate Income
Portfolio’s shares equal to the net asset value of their Target Fund shares, as determined at the close of business on March 18, 2011. The Senior
Floating Rate’s Common Shares were exchanged for Floating Rate Income
Portfolio’s Investor A Shares and the Senior Floating Rate II’s Common
Shares were exchanged for Floating Rate Income Portfolio’s newly estab-
lished Investor C1 Shares.

The reorganizations were accomplished by a tax-free exchange of shares of
Floating Rate Income Portfolio in the following amounts and at the follow-
ing conversion ratios:

			Shares of	Share Class of
	Shares Prior to Conversion		Floating Rate	Floating Rate
	Reorganization	Ratio Income Portfolio Income Portfolio
Senior Floating
Rate	38,219,473	0.76034411	29,059,951	Investor A
Senior Floating
Rate II	17,364,443	0.82468294	14,320,160	Investor C1

Each Target Fund’s net assets and composition of net assets on March 18,
2011, the date of the merger, were as follows:

Undistributed Accumulated
			Net	Net	Net
	Net	Paid-in	Investment	Realized	Unrealized
	Assets	Capital	Income	Loss	Depreciation
Senior
Floating
Rate	$299,965,486 $496,699,650		$175,714 $(186,646,731) $(10,263,147)
Senior
Floating
Rate II $147,803,130 $191,685,602			$ 65,714	$ (39,557,380) $ (4,390,806)

For financial reporting purposes, assets received and shares issued by
Floating Rate Income Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of Floating Rate Income Portfolio’s real-
ized and unrealized gains and losses with amounts distributable to share-
holders for tax purposes.

The aggregate net assets of Floating Rate Income Portfolio immediately after the acquisition amounted to $773,541,752. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of	Cost of
	Investments	Investments
Senior Floating Rate	$301,386,890	$311,208,711
Senior Floating Rate II	$148,276,050	$153,108,180

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical)
investment objectives, investment policies, strategies, risks and restrictions.
Each reorganization was a tax-free event and was effective on
March 21, 2011.

Assuming the acquisition had been completed on September 1, 2010, the beginning of the annual reporting period of Floating Rate Income Portfolio, the pro forma results of operations for the six months ended February 28,
2011 are as follows:

• Net investment income: $12,617,143

• Net realized and change in unrealized gain/loss on investments:
$22,898,023

• Net increase in net assets resulting from operations: $35,515,166

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 73

Master Portfolio Summary as of February 28, 2011
Master Senior Floating Rate LLC

Portfolio Composition

	Percent of
	Long-Term Investments
Asset Mix	2/28/11	8/31/10
Floating Rate Loan Interests	88%	85%
Corporate Bonds	12	15

74 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments February 28, 2010 (Unaudited)
Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)	39,151	$ 15,030
Wellman Holdings, Inc.	5,206	260
		15,290
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (b)	376,109	1,242,664
Total Common Stocks — 0.3%		1,257,954
	Par
Corporate Bonds	(000)
Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (b)	USD 900	963,000
Auto Components — 0.7%
Icahn Enterprises LP, 7.75%, 1/15/16	3,250	3,355,625
Chemicals — 0.6%
Wellman Holdings, Inc., Subordinate Note (c):
(Second Lien), 10.00%, 1/29/19	2,000	1,740,000
(Third Lien), 5.00%, 1/29/19 (d)	2,440	951,581
		2,691,581
Commercial Banks — 1.0%
CIT Group, Inc.:
7.00%, 5/01/14	110	112,131
7.00%, 5/01/16	290	292,538
7.00%, 5/01/17	3,985	4,014,887
		4,419,556
Commercial Services & Supplies — 0.3%
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)	1,501	1,542,278
Containers & Packaging — 0.4%
Berry Plastics Corp., 8.25%, 11/15/15	1,700	1,821,125
Diversified Financial Services — 0.9%
Ally Financial, Inc., 2.51%, 12/01/14 (e)	3,650	3,586,691
Reynolds Group Issuer, Inc., 6.88%, 2/15/21 (b)	630	631,575
		4,218,266
Diversified Telecommunication Services — 0.6%
ITC Deltacom, Inc., 10.50%, 4/01/16	900	987,750
Qwest Communications International, Inc.:
8.00%, 10/01/15	1,200	1,309,500
Series B, 7.50%, 2/15/14	477	484,155
		2,781,405
Electronic Equipment, Instruments
& Components — 0.2%
CDW LLC, 8.00%, 12/15/18 (b)	830	892,250
Food Products — 0.2%
Smithfield Foods, Inc., 10.00%, 7/15/14	582	686,760
Health Care Providers & Services — 0.4%
HCA, Inc., 7.25%, 9/15/20	1,695	1,828,481
Hotels, Restaurants & Leisure — 0.3%
MGM Resorts International, 11.13%, 11/15/17	1,030	1,187,075
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%, 10/15/17	2,300	2,673,750

		Par
Corporate Bonds		(000)	Value
Independent Power Producers & Energy Traders — 2.2%
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)	USD	2,270	$ 2,462,950
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		1,400	1,457,893
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		2,650	2,766,208
NRG Energy, Inc., 7.63%, 1/15/18 (b)		3,250	3,384,062
			10,071,113
Media — 1.3%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		735	815,850
Series B, 9.25%, 12/15/17		2,540	2,825,750
UPC Germany GmbH, 8.13%, 12/01/17 (b)		2,000	2,145,000
			5,786,600
Metals & Mining — 0.7%
FMG Resources August 2006 Pty Ltd.,
7.00%, 11/01/15 (b)		1,385	1,436,938
Novelis, Inc., 8.38%, 12/15/17 (b)		1,535	1,692,337
			3,129,275
Oil, Gas & Consumable Fuels — 0.1%
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		484	527,560
Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., 7.75%, 5/15/16		2,825	2,987,437
Total Corporate Bonds — 11.4%			51,563,137
Floating Rate Loan Interests (e)
Aerospace & Defense — 2.2%
DynCorp International, Term Loan, 6.25%, 7/07/16		1,920	1,935,789
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit, 0.20%, 3/26/14		115	102,536
Term Loan, 2.26% – 2.30%, 3/26/14		1,990	1,778,072
SI Organization, Inc., New Tranch B Term Loan,
4.50%, 11/22/16		1,975	1,989,813
Scitor Corp., Term Loan B, 5.75%, 2/01/17		1,900	1,892,875
TransDigm, Inc., Term Loan (First Lien), 5.25%, 2/14/17		2,250	2,263,433
			9,962,518
Auto Components — 0.6%
Armored Autogroup, Inc. (FKA Viking Aquisition, Inc.),
Term Loan, 6.00%, 11/02/16		1,550	1,557,750
UCI International, Inc., Term Loan, 5.50%, 7/06/17		950	953,266
			2,511,016
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%, 10/01/16		1,800	1,821,001
Building Products — 2.6%
Armstrong World Industries, Inc., Term Loan B,
5.00%, 5/17/16		2,200	2,224,728
CPG International I, Inc., Term Loan B, 6.00%, 2/03/17		2,200	2,206,886
Goodman Global, Inc., Initial Term Loan (First Lien),
5.75%, 10/13/16		5,337	5,375,817
Momentive Performance Materials (Blitz 06-103 GmbH):
Tranche B-1 Term Loan, 3.81%, 12/04/13		782	779,414
Tranche B-2B Term Loan, 4.36%, 5/05/15	EUR	770	1,033,885
			11,620,730

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the	CAD	Canadian Dollar	GBP	British Pound
Schedule of Investments, the names and descriptions of	EUR	Euro	MSCI	Morgan Stanley Capital International
many of the securities have been abbreviated according	FKA	Formerly Known As	USD	US Dollar
to the following list:

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 75

Schedule of Investments (continued)
Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Capital Markets — 1.8%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	803	$ 807,881
HarbourVest Partners, Term Loan (First Lien),
6.25%, 11/10/16		2,469	2,481,094
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		755	613,494
Nuveen Investments, Inc.:
Extended Term Loan (First Lien),
5.80% – 5.81%, 5/13/17		2,491	2,482,007
Non Extended Term Loan (First Lien), 3.30%, 11/13/14		1,683	1,631,690
			8,016,166
Chemicals — 6.2%
AZ Chem US, Inc., Term Loan B, 6.75%, 11/18/16		1,781	1,799,030
Chemtura Corp., Term Facility, 5.50%, 8/16/16		2,500	2,519,793
General Chemical Corp., Tranche B Term Loan,
6.75% – 7.25%, 9/30/15		2,893	2,936,141
MacDermid, Inc., Tranche C Term Loan,
3.07%, 4/12/14	EUR	992	1,324,246
Nexeo Solutions LLC, Term Loan B, 5.00%, 8/31/17	USD	1,600	1,604,667
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term
Facility (First Lien), 3.52% – 3.56%, 7/30/14		2,503	2,462,566
Rockwood Specialties Group, Inc., Term Loan B,
3.75%, 2/01/18		1,952	1,973,106
Solutia, Inc., Term Loan, 4.50%, 3/17/17		1,300	1,301,642
Styron Sarl, Term Loan B, 6.00%, 7/27/17		3,850	3,884,650
Tronox Worldwide LLC, Exit Term Loan, 7.00%, 12/24/15		4,375	4,411,444
Univar, Inc., Term Loan B, 5.00%, 6/30/17		3,600	3,612,377
			27,829,662
Commercial Banks — 0.9%
CIT Group, Inc., Tranche 3 Term Loan, 6.25%, 8/11/15		3,840	3,889,098
Commercial Services & Supplies — 3.2%
AWAS Finance Luxembourg Sarl, Loan,
7.75%, 6/10/16		841	863,602
Advanced Disposal Services, Inc., Term Loan (First Lien),
6.00%, 1/14/15		1,287	1,295,044
Altegrity, Inc., (FKA US Investigators Services, Inc.)
Tranche D Term Loan, 7.75%, 2/21/15		1,990	2,029,800
Casella Waste Systems, Inc., Term Loan B,
7.00%, 4/09/14		1,504	1,503,743
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		2,350	2,370,142
Diversey, Inc. (FKA Johnson Diversey, Inc.), Tranche B
Dollar Term Loan, 5.25%, 11/24/15		1,373	1,372,665
Protection One, Inc., Term Loan, 6.00%, 6/04/16		1,169	1,171,580
Quad/Graphics, Inc., Term Loan, 5.50%, 4/20/16		1,122	1,117,037
Synagro Technologies, Inc., Term Loan (First Lien),
2.27%, 4/02/14		2,674	2,487,208
			14,210,821
Communications Equipment — 1.5%
Avaya, Inc., Term Loan B:
3.06%, 10/24/14		1,742	1,688,348
4.81%, 10/24/17		2,764	2,707,871
CommScope, Inc., Term Loan B, 5.00%, 1/06/18		2,500	2,536,458
			6,932,677
Construction & Engineering — 0.3%
Safway Services, LLC, First Out Tranche Loan,
9.00%, 12/18/17		1,500	1,500,000
Construction Materials — 0.3%
Fairmount Minerals Ltd., Tranche B Term Loan,
6.25% – 6.75%, 8/05/16		1,355	1,369,658
Consumer Finance — 1.5%
Springleaf Financial Funding Co. (FKA AGFS Funding
Co.), Term Loan, 7.25%, 4/21/15		6,925	6,986,632
Containers & Packaging — 0.6%
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		707	711,500
Term Loan D, 6.00%, 9/16/16		2,194	2,211,352
			2,922,852

		Par
Floating Rate Loan Interests (e)		(000)	Value
Diversified Consumer Services — 3.1%
Coinmach Service Corp., Term Loan,
3.26% – 3.31%, 11/14/14	USD	4,802	$ 4,501,527
Laureate Education:
Closing Date Term Loan, 3.55%, 8/17/14		2,087	2,043,771
Delayed Draw Term Loan, 3.55%, 8/15/14		313	305,980
Series A New Term Loan, 7.00%, 8/15/14		3,972	3,994,774
ServiceMaster Co.:
Closing Date Term Loan, 2.76% – 2.81%, 7/24/14		2,828	2,783,707
Delayed Draw Term Loan, 2.77%, 7/24/14		282	277,216
			13,906,975
Diversified Financial Services — 2.0%
MSCI, Inc., Term Loan B, 4.75%, 6/01/16		1,878	1,887,772
Reynolds Group Holdings, Inc., Term Loan E,
4.25%, 2/09/18		5,047	5,073,301
Whitelabel IV SA (Ontex):
Facility B1, 6.75%, 8/11/17	EUR	565	788,938
Facility B2, 6.75%, 8/11/17		935	1,305,589
			9,055,600
Diversified Telecommunication Services — 2.2%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	1,901	1,933,361
Integra Telecom Holdings, Inc., Term Loan,
9.25%, 4/15/15		1,592	1,611,104
Level 3 Financing, Inc.:
Incremental Tranche A Term Loan, 2.55%, 3/13/14		3,850	3,753,750
Term Loan B, 11.50%, 3/13/14		425	455,812
US Telepacific Corp., Term Loan B, 5.75%, 2/18/17		2,025	2,036,391
			9,790,418
Electric Utilities — 1.1%
New Development Holdings LLC, Term Loan,
7.00%, 7/03/17		4,834	4,880,674
Electronic Equipment, Instruments & Components — 0.9%
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 3.51%, 7/15/17		1,602	1,602,049
Non Extended Term Loan, 4.26%, 10/10/14		2,370	2,364,734
			3,966,783
Energy Equipment & Services — 0.3%
MEG Energy Corp., Tranche D Term Loan,
6.00%, 4/03/16		1,461	1,473,889
Food & Staples Retailing — 3.0%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots),
Facility B1, 3.58%, 7/09/15	GBP	2,925	4,582,646
Bolthouse Farms, Inc., Term Loan (First Lien),
5.50%, 2/11/16	USD	1,817	1,828,145
Pilot Travel Centers LLC, Initial Tranche B Term Loan,
5.25%, 6/30/16		3,875	3,907,730
Rite Aid Corp., Term Loan B, 6.00%, 7/09/14		792	792,392
U.S. Foodservice, Inc., Term Loan B, 2.76%, 7/03/14		2,703	2,609,500
			13,720,413
Food Products — 4.6%
Advance Pierre Foods, Term Loan (Second Lien),
7.00%, 9/29/16		4,319	4,348,869
Del Monte Corp., Term Loan B, 4.50%, 2/01/18		8,500	8,553,125
Green Mountain Coffee Roasters, Inc., Term Loan B
Facility, 5.50%, 11/09/16		1,500	1,509,845
Michaels Stores, Inc., Term Loan B, 4.25%, 2/28/18		1,739	1,751,173
Pinnacle Foods Finance LLC, Tranche D Term Loan,
6.00%, 4/02/14		2,149	2,165,646
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan, 5.00% – 5.50, 3/02/17		693	697,554
Tranche C-1 Term Loan, 5.00% – 5.50%, 3/02/17		1,723	1,733,998
			20,760,210

See Notes to Financial Statements.

76 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Health Care Equipment & Supplies — 0.6%
DJO Finance LLC (FKA ReAble Therapeutics Finance LLC),
Term Loan, 3.26%, 5/20/14	USD	1,149	$ 1,139,912
Fresenius SE:
Tranche C-1 Dollar Term Loan, 4.50%, 9/10/14		1,124	1,129,322
Tranche C-2 Term Loan, 4.50%, 9/10/14		601	604,167
			2,873,401
Health Care Providers & Services — 4.2%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51% – 2.56%, 7/25/14		186	184,533
Extended Term Loan, 3.76% – 3.81%, 1/25/17		841	843,052
Non Extended Term Loan, 2.51% – 2.56%, 7/25/14		3,612	3,582,465
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/20/16		1,900	1,908,708
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		2,500	2,517,840
HCA, Inc., Tranche B2 Term Loan, 3.55%, 3/31/17		100	100,265
inVentiv Health, Inc. (FKA Ventive Health, Inc.):
Term Loan B, 4.75%, 7/31/16		4,219	4,237,858
Term Loan B2, 4.75%, 8/04/16		217	217,614
Term Loan B2, 6.50%, 8/04/16		433	434,958
Renal Advantage Holdings, Inc., Tranche B Term Loan,
5.75%, 12/03/16		1,900	1,926,125
Vanguard Health Holding Co. II, LLC (Vanguard Health
Systems, Inc.), Initial Term Loan, 5.00%, 1/29/16		2,793	2,811,450
			18,764,868
Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar Term Loan,
5.25%, 2/26/16		3,437	3,465,697
MedAssets, Inc., Term Loan B, 5.25%, 11/15/16		1,900	1,914,250
			5,379,947
Hotels, Restaurants & Leisure — 6.7%
Boyd Gaming Corp., Term Loan A, 3.81%, 12/31/15		1,000	987,920
Dunkin’ Brands, Inc., Term Loan B, 4.25%, 11/09/17		3,600	3,624,728
Gateway Casinos & Entertainment, Ltd., Term Loan B,
6.50% – 7.50%, 5/12/16	CAD	2,244	2,320,204
Harrah’s Operating Co., Inc.:
Term Loan B-1, 3.30%, 1/28/15	USD	500	464,236
Term Loan B-2, 3.30%, 1/28/15		500	463,215
Term Loan B-3, 3.30%, 1/28/15		10,556	9,800,871
Term Loan B-4, 9.50%, 10/31/16		645	683,521
Seaworld Parks & Entertainment, Inc. (FKA SW
Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		3,815	3,822,948
Six Flags Theme Parks, Inc., Tranche B Term Loan
(First Lien), 5.50%, 6/30/16		3,048	3,082,014
Travelport LLC (FKA Travelport, Inc.), Extended Delayed
Draw Term Loan, 4.96%, 8/21/15		791	768,493
Universal City Development Partners Ltd., Term Loan,
5.50%, 11/16/14		1,836	1,854,069
VML US Finance LLC (FKA Venetian Macau):
Term B Delayed Draw Project Loan, 4.79%, 5/25/12		319	319,361
Term B Funded Project Loan, 4.79%, 5/27/13		1,887	1,889,548
			30,081,128
Household Durables — 1.0%
Visant Corp. (FKA Jostens), Tranche B Term Loan,
7.00%, 12/20/16		4,644	4,664,783
IT Services — 3.7%
Ceridian Corp., US Term Loan, 3.26%, 11/09/14		2,369	2,332,835
EVERTEC, Inc., Term Loan B, 7.00%, 8/20/16		422	425,440
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01%, 9/24/14		3,495	3,308,734
Initial Tranche B-2 Term Loan, 3.01%, 9/24/14		5,688	5,385,054
Initial Tranche B-3 Term Loan, 3.01%, 9/24/14		2,424	2,294,258
TransUnion LLC, Replacement Term Loan, 4.75%, 2/03/18		2,985	3,001,417
			16,747,738

		Par
Floating Rate Loan Interests (e)		(000)	Value
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-2 Term Loan,
3.76% – 3.80%, 10/10/14	USD	3,080	$ 2,596,011
Initial Tranche B-3 Term Loan,
3.76% – 3.80%, 10/10/14		1,115	937,253
			3,533,264
Industrial Conglomerates — 1.2%
Sequa Corp., Term Loan, 3.56%, 12/03/14		1,880	1,860,282
Tomkins Plc, Term Loan A, 4.25%, 9/16/16		3,453	3,481,771
			5,342,053
Insurance — 0.7%
CNO Financial Group, Inc., Term Loan, 7.50%, 9/30/16		3,100	3,118,082
Machinery — 0.3%
Navistar Financial Corp., Term Loan B, 4.55%, 12/16/12		1,300	1,295,125
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.31%, 8/08/12		768	713,873
Term Loan, 3.31%, 8/08/12		418	399,318
			1,113,191
Media — 16.2%
Acosta, Inc., Term Loan, 4.75%, 2/03/18		2,900	2,921,750
Affinion Group, Inc., Tranche B Term Loan:
5.00%, 10/09/16		1,208	1,214,248
5.00%, 10/31/16		1,500	1,505,625
Atlantic Broadband Finance, LLC, Term Loan B,
5.00%, 11/12/15		1,207	1,206,271
Bresnan Telecommunications Co. LLC, Term Loan,
4.50%, 11/30/17		3,825	3,848,375
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.55%, 7/03/14		4,239	4,079,022
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,273	1,278,335
Charter Communications Operating, LLC:
Term Loan B, 7.25%, 3/06/14		559	564,058
Term Loan C, 3.56%, 9/06/16		2,035	2,039,668
Clarke American Corp., Term Facility B, 2.80%, 6/30/14		1,775	1,693,586
FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, 7/14/15		1,539	1,536,486
Getty Images, Inc., Initial Term Loan, 5.25%, 10/29/16		3,391	3,432,836
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		2,714	2,577,372
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson
Holdings, Ltd.), Tranche B Term Loan, 5.25%, 3/07/18		8,500	8,557,111
Interactive Data Corp., Term Loan, 4.75%, 2/08/18		3,350	3,377,517
Knology, Inc., Term Loan B:
5.50%, 9/27/16		250	252,500
4.00%, 8/31/17		1,450	1,459,062
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC), Tranche D Term Loan,
5.50%, 3/31/17		1,481	1,490,508
Newsday, LLC, Floating Rate Term Loan, 6.55%, 8/01/13		2,500	2,540,625
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		67	66,523
Class B Dollar Term Loan, 4.01%, 5/01/16		3,462	3,478,093
Sinclair Television Group, Inc., New Tranche B Term Loan,
5.50%, 10/29/15		1,841	1,860,852
Springer Science+Business Media SA, Facility A1,
6.75%, 7/01/16	EUR	3,400	4,738,774
Sunshine Acquisition Ltd. (FKA HIT Entertainment),
Term Facility, 5.56%, 6/01/12	USD	2,146	2,100,469
UPC Broadband Holding B.V., Term U, 4.88%, 12/31/17 EUR		1,816	2,497,701
Univision Communications, Inc., Extended First Lien
Term Loan, 4.52%, 3/31/17	USD	3,243	3,153,421
Virgin Media Investment Holdings Ltd., Facility B,
4.53%, 12/31/15	GBP	3,000	4,876,500
Weather Channel, Term Loan B, 4.25%, 2/01/17	USD	3,100	3,128,675
Yell Group Plc/Yell Finance (UK) Ltd., Facility A3,
2.76%, 8/09/11		1,477	1,432,266
			72,908,229

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 77

Schedule of Investments (continued)
Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Metals & Mining — 1.4%
Euramax International, Inc., Domestic Term Loan:
10.00%, 6/29/13	USD	825	$ 793,714
14.00%, 6/29/13		803	772,760
Novelis Corp., Term Loan, 5.25%, 12/01/16		4,700	4,755,394
			6,321,868
Multi-Utilities — 0.0%
Mach Gen, LLC, Synthetic Letter of Credit Loan
(First Lien), 0.05%, 2/22/13		69	63,811
Multiline Retail — 1.0%
Hema Holding BV:
Facility B, 2.91%, 7/06/15	EUR	861	1,177,863
Facility C, 3.66%, 7/05/16		861	1,177,863
The Neiman Marcus Group, Inc., Tranche B-2 Term Loan,
4.30%, 4/06/16	USD	2,112	2,121,572
			4,477,298
Oil, Gas & Consumable Fuels — 0.4%
EquiPower Resources Holdings, LLC, Term Loan B,
5.75%, 1/11/18		1,800	1,813,500
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, Term Loan B, 2.30%, 12/23/12		2	1,982
Personal Products — 0.8%
NBTY, Inc., Term Loan B:
6.25%, 9/20/17		1,800	1,818,374
4.75%, 10/01/17		1,750	1,750,000
			3,568,374
Pharmaceuticals — 1.1%
Axcan Intermediate Holdings, Inc., Term Loan,
5.50%, 2/03/17		1,800	1,804,500
Warner Chilcott Corp.:
Additional Term Loan Corp. B-3, 6.25%, 4/30/15		769	773,931
Delayed Draw Term Loan B, 6.25%, 4/30/15		554	557,513
Term Loan A, 6.00%, 10/30/14		1,284	1,284,934
Term Loan B-1, 6.25%, 4/30/15		333	334,872
Term Loan B-3, 6.50%, 2/20/16		143	144,236
			4,899,986
Professional Services — 1.3%
Booz Allen Hamilton, Inc., Tranche B Term Loan,
4.00%, 8/01/17		3,625	3,659,437
Fifth Third Processing Solutions, LLC, Term Loan B
(First Lien), 5.50%, 10/21/16		2,200	2,217,050
			5,876,487
Real Estate Management & Development — 1.6%
Mattamy Funding Partnership, Term Loan,
2.56%, 4/11/13		387	369,884
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16		6,818	6,538,538
Term Loan C, 4.51%, 10/16/16		355	340,482
			7,248,904
Road & Rail — 0.2%
Transtar Industries, Term Loan (First Lien), 6.25%, 12/07/16		800	812,000
Semiconductors & Semiconductor Equipment — 0.7%
Freescale Semiconductor, Inc., Term Loan B,
4.51%, 12/01/16		1,299	1,296,294
Microsemi Corp., Term Loan B, 5.00%, 10/25/17		1,700	1,704,250
			3,000,544
Software — 0.8%
Rovi Corp., Term Loan B, 4.00%, 2/01/18		1,250	1,262,500
Telcordia Technologies, Inc., Term Loan, 6.75%, 4/30/16		1,186	1,192,684
Vertafore, Inc., New Term Loan B, 5.25%, 7/29/16		1,075	1,083,062
			3,538,246

	Par
Floating Rate Loan Interests (e)	(000)	Value
Specialty Retail — 2.9%
Burlington Coat Factory Warehouse Corp., Term Loan B,
6.25%, 2/18/17	USD 1,000	$ 1,003,335
Gymboree Corp., Term Loan B, 5.00%, 2/11/18	1,750	1,755,250
J. Crew Group, Inc., Term Loan B, 5.25%, 2/01/18	3,450	3,450,000
Michaels Stores, Inc., Term Loan B-2,
4.81% – 4.87%, 7/31/16	963	970,387
Petco Animal Supplies, Inc., Term Loan B,
4.75%, 11/24/17	3,300	3,300,000
Toys ‘R’ Us Delaware, Inc., Initial Loan, 6.00%, 8/17/16	2,726	2,746,322
		13,225,294
Textiles, Apparel & Luxury Goods — 0.3%
Philips Van Huesen Corp., US Tranche B Term Loan,
5.25%, 5/06/16	1,317	1,320,991
Total Floating Rate Loan Interests — 88.6%		399,118,887
	Beneficial
	Interest
Other Interests (f)	(000)
Diversified Financial Services — 0.4%
J.G. Wentworth LLC Preferred Equity Interests (g)	1	2,022,221
Total Other Interests — 0.4%		2,022,221
Warrants (h)	Shares
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)	7,419	74
(Expires 9/30/14)	41,217	412
Total Warrants — 0.0%		486
Total Long-Term Investments
(Cost — $463,120,768) — 100.7%		453,962,685
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional
Class, 0.15% (i)(j)	47,230,155	47,230,155
Total Short-Term Securities
(Cost — $47,230,155) — 10.5%		47,230,155
Total Investments (Cost — $510,350,923*) — 111.2%		501,192,840
Liabilities in Excess of Other Assets — (11.2)%		(50,520,804)
Net Assets — 100.0%		$450,672,036

* The cost and unrealized appreciation (depreciation) of investments as of February 28,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 505,669,750
Gross unrealized appreciation	$ 12,071,513
Gross unrealized depreciation	(16,548,423)
Net unrealized depreciation	$ (4,476,910)

See Notes to Financial Statements.

78 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Schedule of Investments (continued)
Master Senior Floating Rate LLC

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Convertible security.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Variable rate security. Rate shown is as of report date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorgani-
zation entities and are non-income producing.
(g) The investment is held by a wholly owned taxable subsidiary of the Master LLC.
(h) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(i) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held at	Net	Shares Held at
Affiliate	August 31, 2010	Activity	February 28, 2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class 23,631,517		23,598,638	47,230,155	$23,199

(j) Represents the current yield as of report date.

• Foreign currency exchange contracts as of February 28, 2011 were as follows:

Currency			Currency		Settlement	Unrealized
Purchased			Sold	Counterparty	Date	Depreciation
USD	2,808,329	CAD	2,784,500	Citibank NA	4/14/11	$ (54,881)
USD	762,450	GBP	472,500	Deutsche Bank AG	4/14/11	(5,350)
USD	7,074,055	GBP	4,534,500	Citibank NA	4/14/11	(294,384)
USD 13,602,662		EUR	9,945,000	Royal Bank
				of Scotland	4/27/11	(111,099)
Total						$ (465,714)

• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the cir-
cumstances, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following tables summarize the inputs used as of February 28, 2011 in deter-
mining the fair valuation of the Master LLC’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments:
Common Stocks .	—	$ 1,242,664	$ 15,290	$1,257,954
Corporate Bonds	—	48,871,556	2,691,581	51,563,137
Floating Rate
Loan Interests .	—	364,737,402	34,381,485 399,118,887
Other Interests	—	—	2,022,221	2,022,221
Warrants	—	—	486	486
Short Term
Securities	$47,230,155	—	—	47,230,155
Unfunded Loan
Commitments	—	95,389	—	95,389
Liabilities:
Unfunded Loan
Commitments	—	—	(3,318)	(3,318)
Total	$47,230,155	$414,947,011	$39,107,745 $501,284,911
Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Foreign currency
exchange
contracts	—	$ (465,714)	—	$ (465,714)

1 Derivative financial instruments are foreign currency exchange contracts.
Foreign currency exchange contracts are valued at the unrealized appreciation/
depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 79

Schedule of Investments (concluded) Master Senior Floating Rate LLC

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests Interests		Warrants	Total
Assets:
Balance, as of August 31, 2010	$ 15,290	$ 5,963,527	$ 48,595,625	$2,022,221	$ 486	$ 56,597,149
Accrued discounts/premiums	—	102,408	264,686	—	—	367,094
Net realized gain (loss)	—	963,249	92,694	—	—	1,055,943
Net change in unrealized appreciation/depreciation[2]	—	560,730	1,874,032	—	—	2,434,762
Purchases	—	59,188	23,453,984	—	—	23,513,172
Sales	—	(4,957,521)	(41,785,384)	—	—	(46,742,905)
Transfers in3	—	—	10,564,547	—	—	10,564,547
Transfers out[3]	—	—	(8,678,699)	—	—	(8,678,699)
Balance as of February 28, 2011	$ 15,290	$ 2,691,581	$ 34,381,485	$ 2,022,221	$ 486	$ 39,111,063

2 Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in the unrealized appreciation/depreciation on securities still held on February 28, 2011 was $735,928.
3 The Master LLC’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Unfunded Loan
Commitments
Liabilities:
Balance, as of August 31, 2010	$ (142,101)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	138,783
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance as of February 28, 2011	$ (3,318)

4 Included in the related net change in unrealized appreciation/depreciation in the
Statement of Operations. The change in the unrealized appreciation/depreciation on securities still held on February 28, 2011 was $138,783.
5 The Master LLC’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

80 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statement of Assets and Liabilities Master Senior Floating Rate LLC

February 28, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $463,120,768)	$ 453,962,685
Investments at value — affiliated (cost — $47,230,155)	47,230,155
Unrealized appreciation on unfunded loan commitments	95,389
Foreign currency at value — (cost — $1,509,278)	1,531,372
Investments sold receivable	13,467,516
Interest receivable	2,762,615
Contributions receivable from investors	812,675
Principal paydowns receivable	5,632
Commitment fees receivable	3,227
Prepaid expenses	15,895
Other assets	116
Total assets	519,887,277
Liabilities
Unrealized depreciation on foreign currency exchange contracts	465,714
Unrealized depreciation on unfunded loan commitments	3,318
Investments purchased payable	68,101,287
Investment advisory fees payable	324,253
Deferred income	174,078
Other affiliates payable	3,600
Directors' fees payable	489
Other accrued expenses payable	142,502
Total liabilities	69,215,241
Net Assets	$ 450,672,036
Net Assets Consist of
Investors' capital	$ 460,178,725
Net unrealized appreciation/depreciation	(9,506,689)
Net Assets	$ 450,672,036

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 81

Statement of Operations Master Senior Floating Rate LLC

Six Months Ended February 28, 2011 (Unaudited)
Investment Income
Interest	$ 12,665,823
Facility and other fees	329,100
Dividends — affiliated	23,199
Total income	13,018,122
Expenses
Investment advisory	2,103,830
Professional	81,357
Accounting services	58,119
Custodian	26,190
Directors	22,286
Transfer agent	8,413
Printing	3,401
Miscellaneous	1,200
Total expenses	2,304,796
Less fees waived by advisor	(8,321)
Total expenses after fees waived	2,296,475
Net investment income	10,721,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	4,912,157
Foreign currency transactions	(1,609,103)
3,303,054
Net change in unrealized appreciation/depreciation on:
Investments	15,818,772
Foreign currency transactions	(384,173)
Unfunded loan commitements	234,172
15,668,771
Total realized and unrealized gain	18,971,825
Net Increase in Net Assets Resulting from Operations	$ 29,693,472

Statements of Changes in Net Assets Master Senior Floating Rate LLC

	Six Months Ended
	February 28,	Year Ended
	2011	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 10,721,647	$ 24,058,880
Net realized gain (loss)	3,303,054	(24,674,495)
Net change in unrealized appreciation/depreciation	15,668,771	51,531,816
Net increase in net assets resulting from operations	29,693,472	50,916,201
Capital Transactions
Proceeds from contributions	18,507,852	35,429,443
Value of withdrawals	(47,916,468)	(99,242,421)
Net decrease in net assets derived from capital transactions	(29,408,616)	(63,812,978)
Net Assets
Total increase (decrease) in net assets	284,856	(12,896,777)
Beginning of period	450,387,180	463,283,957
End of period	$ 450,672,036	$ 450,387,180

See Notes to Financial Statements.

82 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Statement of Cash Flows Master Senior Floating Rate LLC

Six Months Ended February 28, 2011 (Unaudited)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$ 29,693,472
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	1,277,652
Increase in other assets	(116)
Increase in commitment fees receivable	(55)
Decrease in investment advisory fees payable	(35,994)
Increase in other affiliates payable	2,180
Decrease in other liabilities	(19,041)
Decrease in other accrued expenses payable	(67,474)
Decrease in Directors’ fees payable	(11)
Net realized and unrealized loss on investments	(20,310,456)
Amortization of premium and accretion of discount on investments	(1,969,537)
Paid-in-kind income	(155,037)
Proceeds from sales and paydowns of long-term investments	292,071,722
Purchases of long-term investments	(246,762,545)
Net sales of short-term securities	(23,107,159)
Cash provided by operating activities	30,617,601
Cash Used for Financing Activities
Cash receipts from contributions	18,673,960
Cash payments on withdrawals	(47,916,468)
Cash used for financing activities	(29,242,508)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	25,133
Cash
Net increase in cash	1,400,226
Cash and foreign currency at beginning of period	131,146
Cash and foreign currency at end of period	$ 1,531,372

See Notes to Financial Statements.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 83

Financial Highlights Master Senior Floating Rate LLC

Six Months
Ended
February 28,
	2011		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.90%[1]	11.67%	(4.23)%	(1.08)%	3.49%	5.37%
Ratios to Average Net Assets
Total expenses	1.04%[2]	1.08%	1.05%	1.04%	1.04%	1.04%
Total expenses after fees waived	1.04%[2]	1.07%	1.05%	1.04%	1.04%	1.04%
Total expenses after fees waived and excluding interest expense	1.04%[2]	1.07%	1.04%	1.04%	1.02%	1.03%
Net investment income	4.84%[2]	5.29%	6.44%	6.41%	7.07%	6.22%
Supplemental Data
Net assets, end of year (000)	$ 450,672	$ 450,387	$ 463,284	$588,748	$ 758,328	$ 925,910
Portfolio turnover	63%	108%	47%	56%	46%	54%
Average loan outstanding during the year (000)	—	$ 1,044	$ 420	—	$ 2,255	$ 1,932
[1] Aggregate total investment return.
[2] Annualized.

See Notes to Financial Statements.

84 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (Unaudited)
Master Senior Floating Rate LLC

1. Organization and Significant Accounting Policies:

Master Senior Floating Rate LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Board of Directors (the “Board”) to issue non transferable interests in the Master LLC, subject to certain limitations.
The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

On September 2, 2010, the Board of each of Senior Floating Rate and Senior Floating Rate II (the "Senior Floating Rate Funds") and on
September 17, 2010 the Board of Trustees of BlackRock Funds II approved the reorganization of each Senior Floating Rate Fund into the BlackRock
Floating Rate Income Portfolio, a series of BlackRock Funds II, with the
BlackRock Floating Rate Income Portfolio being the surviving fund
(the “Reorganizations”).

Each Senior Floating Rate Fund is a "feeder" fund that invests all of its assets in the Master LLC. In connection with the Reorganizations, the Board of the Master LLC approved the liquidation and dissolution of the Master
LLC and the distribution of its assets.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Master LLC values its bond investments on the basis of last available bid prices or cur-
rent market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain informa-
tion with respect to transactions in such investments, quotations from deal-
ers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and cal-
culated yield measures. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used.
Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value det-
erminations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to mate-
rially affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Master LLC’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a for-
eign currency, the Master LLC’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master LLC reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Floating Rate Loan Interests: The Master LLC may invest in floating rate loan interests. The floating rate loan interests the Master LLC holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”).
Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 85

Notes to Financial Statements (continued)
Master Senior Floating Rate LLC

companies that are highly leveraged. The Master LLC may invest in obliga-
tions of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit.
Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Inter Bank
Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies.
The Master LLC considers these investments to be investments in debt securities for purposes of its investment policies.

When the Master LLC buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Master LLC may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Master LLC earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statement of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the
Master LLC upon the prepayment of a floating rate loan interest by a bor-
rower, are recorded as realized gains. The Master LLC may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master LLC may invest in such loans in the form of participa-
tions in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the
Master LLC having a contractual relationship only with the lender, not with the borrower. The Master LLC will have the right to receive payments of prin-
cipal, interest and any fees to which it is entitled only from the lender sell-
ing the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master
LLC generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Master LLC may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master LLC will assume the credit risk of both the borrower and the lender that is selling the Participation. The Master LLC’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master LLC may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master LLC having a direct contractual relationship with the borrower, and the Master LLC may enforce compliance by the borrower with the terms of the loan agreement.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Master LLC either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange con-
tracts), the Master LLC will, consistent with SEC rules and/or certain inter-
pretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physi-
cally segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has require-
ments to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from for-
eign securities where the ex-dividend date may have passed are subse-
quently recorded when the Master LLC is informed of the ex-dividend date.
Interest income, including amortization and accretion of premiums and dis-
counts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in facility and other fees in the Statement of Operations.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master
LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986,
as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Master LLC’s US federal tax returns remains open for each of the four years ended August 31, 2010. The statutes of limitations on the
Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

86 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Notes to Financial Statements (continued)
Master Senior Floating Rate LLC

2. Derivative Financial Instruments:

The Master LLC engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master LLC and to economically hedge, or protect, its exposure to certain risks such as credit risk and foreign currency exchange rate risk. These contracts may be trans-
acted on an exchange or over–the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavor-
able change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Master LLC’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Master LLC may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master LLC and each of its respective counterparties. The
ISDA Master Agreement allows the Master LLC to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master LLC from its counterparties are not fully collateralized contractually or other-
wise, the Master LLC bears the risk of loss from counterparty non-perfor-
mance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master LLC manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master
LLC’s net assets decline by a stated percentage or the Master LLC fails to meet the terms of its ISDA Master Agreements, which would cause the Master LLC to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Master LLC enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign cur-
rencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Master LLC, help to manage the overall exposure to the currency backing some of the investments held by the Master LLC. The contract is marked-to-market daily and the change in market value is recorded by the Master LLC as an unrealized gain or loss. When the con-
tract is closed, the Master LLC records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Derivative Instruments Categorized by Risk Exposure
Fair Values of Derivative Instruments as of February 28, 2011
Liability Derivatives
Statement of Assets
	and Liabilities Location	Value
Unrealized depreciation
Foreign currency exchange	on foreign currency
contracts	exchange contracts	$ 465,714
The Effect of Derivative Instruments in the Statement of Operations
Six Months Ended February 28, 2011
Net Realized Loss from
Foreign Currency
Transactions
Foreign currency exchange contracts		$ (1,576,013)
Net Change in Unrealized Appreciation/Depreciation on
Foreign Currency
Transactions
Foreign currency exchange contracts		$ (396,808)

For the six months ended February 28, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	5
Average number of contracts — US dollars sold	1
Average US dollar amounts purchased	$27,210,566
Average US dollar amounts sold	$ 1,764,454

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master LLC for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advi-
sor, an indirect, wholly owned subsidiary of BlackRock, to provide invest-
ment advisory and administration services. The Manager is responsible for

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 87

Notes to Financial Statements (concluded)
Master Senior Floating Rate LLC

the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the
Manager a monthly fee at an annual rate of 0.95% of the Master LLC’s average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Master LLC’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”) an affiliate of the Manager. The
Manager pays BFM for services it provides, a monthly fee that is a percent-
age of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended February 28, 2011, the Master LLC reimbursed the Manager $4,580 for certain accounting services, which are included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns and excluding short-term securities for the six months ended February 28, 2011, were
$280,936,066 and $292,119,631, respectively.

5. Commitments:

The Master LLC may invest in floating rate loan interests. In connection with these investments, the Master LLC may also enter into unfunded loan com-
mitments (“commitments”). Commitments may obligate the Master LLC to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Master LLC earns a commitment fee, typically set as a percentage of the commitment amount.
Such fee income, which is classified in the Statement of Operations as facility and other fees, is recognized ratably over the commitment period.
As of February 28, 2011, the Master LLC had the following unfunded loan commitments:

Value of
	Unfunded	Underlying
Borrower	Commitment	Loan
Axcan	$ 892,697	$ 900,000
Delta Airlines, Inc.	$3,261,914	$3,350,000
Horizon Lines, LLC	$ 292,051	$ 288,733

6. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the
Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is gener-
ally approximated by their value recorded in the Master LLC’s Statement of
Assets and Liabilities, less any collateral held by the Master LLC.

7. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Master LLC may borrow under the credit agreement to fund shareholder redemptions. Effective
November 2009, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Master LLC based on its net assets as of October 31, 2009, a commit-
ment fee of 0.10% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the
Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master LLC based on its net assets as of October 31,
2009. Effective November 2010, the credit agreement was renewed until
November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus
1.00% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees which were allocated to the Master
LLC based on its net assets as of October 31, 2010. The Master LLC did not borrow under the credit agreement during the six months ended
February 28, 2011.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Master LLC’s Financial statements was completed through the date the
Financial Statements were issued and the following items were noted:

As described in Note 1, pursuant to the Reorganization, on March 21,
2011, Floating Rate Income Portfolio acquired all of the assets and certain stated liabilities of the Senior Floating Rate Funds. In connection with the
Reorganizations, the Master LLC distributed its assets and will be dissolved.

88 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
Richard S. Davis, Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Anne F. Ackerley, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial
Management, Inc.
New York, NY 10055

Custodians
State Street Bank
and Trust Company1
Boston, MA 02111

The Bank of New York Mellon2
New York, NY 10286

Transfer Agents
Common Shares
Computershare Trust Company, N.A.1
Providence, RI 02940

BNY Mellon Shareowner Services2
Jersey City, NJ 07310

Accounting Agent
State Street Bank
and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
1 For BHL, DVF, FRA, and BLW.
2 For Senior Floating Rate and
Senior Floating Rate II.

Effective February 11, 2011, John M. Perlowski became
President and Chief Executive Officer of the Funds and
Master LLC.

Effective November 10, 2010, Ira Shapiro became
Secretary of the Funds and Master LLC.

Additional Information

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment results during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV for the calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

February 28, 2011
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year-to-Date			Distributions for the Fiscal Year-to-Date
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
DVF.	$0.381	—	—	$0.381	100%	0%	0%	100%
FRA	$0.462	—	—	$0.462	100%	0%	0%	100%

Each Fund estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder.
A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 89

Additional Information (continued)

Proxy Results

The Annual Meeting of Shareholders was held on September 2, 2010 for shareholders of record on July 6, 2010, to elect trustee/director nominees for each Trust/Fund. There were no broker non-votes with regard to any of the Trusts/Funds.

Approved the Class III Trustees as follows:
	Richard E. Cavanagh			Kathleen F. Feldstein			Henry Gabbay
		Votes		Votes			Votes
	Votes For	Withheld	Abstain	Votes For Withheld	Abstain	Votes For	Withheld	Abstain
BHL	8,356,414	153,402	0	8,369,170 140,646	0	8,425,441	84,375	0
BLW	30,396,066	528,597	0	30,370,793 553,870	0	30,328,211	596,452	0
		Jerrold B. Harris
		Votes
	Votes For	Withheld	Abstain
BHL	8,365,232	144,584	0
BLW	30,392,430	532,233	0

For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are
Richard S. Davis, Frank J. Fabozzi, James T. Flynn, R. Glenn Hubbard, W. Carl Kester and Karen P. Robards.

Approved the Directors as follows:
	Richard E. Cavanagh				Richard S. Davis			Frank J. Fabozzi
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
DVF	7,913,169	285,500	0	7,911,113	287,556	0	7,908,344	290,325	0
FRA	11,690,894	121,683	0	11,691,131	121,446	0	11,686,628	125,949	0
	Kathleen F. Feldstein				James T. Flynn			Henry Gabbay
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
DVF	7,901,869	296,800	0	7,907,743	290,926	0	7,912,755	285,914	0
FRA	11,690,044	122,533	0	11,691,131	121,446	0	11,689,794	122,783	0
		Jerrold B. Harris			R. Glenn Hubbard			W. Carl Kester
		Votes			Votes			Votes
	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain	Votes For	Withheld	Abstain
DVF	7,910,013	288,656	0	7,906,993	291,676	0	7,902,333	296,336	0
FRA	11,690,031	122,546	0	11,691,100	121,477	0	11,686,391	126,186	0
		Karen P. Robards
		Votes
	Votes For	Withheld	Abstain
DVF	7,903,011	295,658	0
FRA	11,692,644	119,933	0

At a special meeting held on March 11, 2011, shareholders of Senior Floating Rate and Senior Floating Rate II approved the Reorganizations of Senior
Floating Rate and Senior Floating Rate II into Floating Rate Income Portfolio, pursuant to which Floating Rate Income Portfolio acquired substantially all of the assets and assumed substantially all of the liabilities of Senior Floating Rate and Senior Floating Rate II in exchange for an equal aggregate value of the
Floating Rate Income Portfolio shares. The results were as follows:

		Votes
	Votes For	Withheld	Abstain
Senior Floating Rate	19,910,601	705,404	989,479
Senior Floating Rate II	9,318,807	267,188	346,569

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

90 SEMI-ANNUAL REPORT FEBRUARY 28, 2011

Additional Information (concluded)

General Information

Electronic Delivery
Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding
The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments
Each Fund/Master LLC files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms
N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. Each Fund’s/Master
LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2)
at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of
http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT FEBRUARY 28, 2011 91

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies –
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes to any of the portfolio managers identified in the most recent annual report on Form N-CSR

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: May 4, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: May 4, 2011